UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares International High Yield Bond ETF | HYXU | Cboe BZX
•	iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX
•	iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX
•	iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
•	iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2020	iShares® International High Yield Bond ETF

Investment Objective

The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(8.88)%	(7.39)%	0.98%	1.98%	(7.39)%	4.98%	17.13%
Fund Market	(8.77)	(7.50)	0.86	2.00	(7.50)	4.36	17.33
Index	(8.70)	(7.09)	1.31	2.16	(7.09)	6.71	18.79

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 911.20	$ 1.90		$ 1,000.00	$ 1,022.90	$ 2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.3%
Ba	51.7
B	26.4
Caa	6.6
Ca	0.2
Not Rated	13.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	18.5%
Italy	16.4
France	12.0
United Kingdom	8.3
Germany	7.5
Spain	6.7
Netherlands	5.7
Ireland	4.0
Luxembourg	4.0
Sweden	3.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF

Investment Objective

The iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the J.P. Morgan CEMBI Broad Diversified Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(5.23)%	(0.08)%	3.28%	3.60%	(0.08)%	17.52%	32.86%
Fund Market	(5.15)	(0.01)	3.24	3.66	(0.01)	17.26	33.54
Index	(4.83)	0.64	3.85	4.19	0.64	20.78	39.12

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Index Performance through May 31, 2017 reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 947.70	$ 2.42		$ 1,000.00	$ 1,022.40	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	2.3%
A	18.1
Baa	35.7
Ba	17.3
B	7.0
Caa	3.6
Ca	0.1
Not Rated	15.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	10.1%
Brazil	6.5
Hong Kong	5.7
Mexico	5.6
Russia	5.4
United Arab Emirates	4.9
South Korea	4.8
Saudi Arabia	4.7
India	4.5
Colombia	4.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF

Investment Objective

The iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) (formerly the iShares Emerging Markets High Yield Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(13.65)%	(10.60)%	1.60%	2.94%	(10.60)%	8.25%	26.33%
Fund Market	(13.35)	(10.10)	1.73	3.02	(10.10)	8.97	27.17
Index(a)	(13.29)	(10.29)	1.86	3.30	(10.29)	9.65	29.93
J.P. Morgan USD Emerging Markets High Yield Bond Index (b)	(12.95)	(10.30)	N/A	N/A	(10.30)	N/A	N/A

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

(a)

Index performance through March 01, 2020 reflects the performance of the Morningstar® Emerging Markets High Yield Bond IndexSM which terminated on April 01, 2020. Index performance beginning on March 02, 2020 reflects the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index, which, effective as of March 02, 2020, replaced Morningstar® Emerging Markets High Yield Bond Index as the underlying index of the fund.

(b)

The inception date of the J.P. Morgan USD Emerging Markets High Yield Bond Index was July 27, 2018. The cumulative total return for this index for the period July 27, 2018 through April 30, 2020 was 5.85%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 863.50	$ 2.27		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	0.8%
Ba	41.9
B	32.9
Caa	7.0
Ca	2.1
C	0.3
Not Rated	15.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Brazil	20.7%
Turkey	14.2
China	6.3
South Africa	4.8
Israel	3.3
Russia	3.2
Oman	3.1
Hong Kong	2.9
Ukraine	2.8
Argentina	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF

Investment Objective

The iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(10.87)%	(7.13)%	(1.50)%	(0.79)%	(7.13)%	(7.26)%	(6.54)%
Fund Market	(12.22)	(8.63)	(1.75)	(0.94)	(8.63)	(8.47)	(7.74)
Index	(10.25)	(6.52)	(0.82)	(0.26)	(6.52)	(4.05)	(2.23)

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Index performance through May 31, 2017 reflects the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index. Index performance beginning on June 1, 2017 reflects the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 891.30	$ 1.41		$ 1,000.00	$ 1,023.40	$ 1.51		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	4.5%
A	22.6
Baa	50.7
Ba	17.3
B	4.4
Not Rated	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Brazil	8.7%
Indonesia	8.7
Mexico	8.6
Thailand	6.5
Poland	5.9
Russia	5.1
Chile	4.6
Hungary	4.6
Czech Republic	4.6
Malaysia	4.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF

Investment Objective

The iShares US & Intl High Yield Corp Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.43)%	(5.15)%	2.28%	3.61%	(5.15)%	11.94%	33.12%
Fund Market	(7.50)	(5.52)	2.20	3.59	(5.52)	11.47	32.96
Index	(7.49)	(5.19)	2.46	3.75	(5.19)	12.95	34.66

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 925.70	$ 1.92		$ 1,000.00	$ 1,022.90	$ 2.01		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
A	0.1%
Baa	0.8
Ba	48.2
B	34.4
Caa	10.9
Ca	0.5
C	0.1
Not Rated	5.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	68.7%
Italy	4.5
France	3.9
United Kingdom	3.8
Canada	3.4
Germany	2.5
Netherlands	2.2
Luxembourg	2.0
Spain	1.7
Israel	1.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Belgium — 0.3%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	$112,183

Canada — 1.4%
Bombardier Inc., 6.13%, 05/15/21(a)	EUR	100	91,800
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 05/15/23 (Call 05/15/20)(a)	CAD	50	34,738
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/20)(a)	CAD	50	36,088
Parkland Fuel Corp. 5.63%, 05/09/25 (Call 05/09/20)	CAD	150	103,714
5.75%, 09/16/24 (Call 09/16/20)	CAD	100	70,493
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	75	57,057
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)	CAD	50	4
Videotron Ltd. 4.50%, 01/15/30 (Call 10/15/24)	CAD	150	107,433
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	37,641
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	50	37,150

			576,118

Cayman Islands — 0.3%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	107,931

Denmark — 1.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(a)	EUR	200	216,125
TDC AS 5.00%, 03/02/22	EUR	100	112,534
6.88%, 02/23/23(a)	GBP	100	129,859

			458,518

Finland — 1.6%
Nokia OYJ 2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	109,180
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	158,730
Teollisuuden Voima OYJ 1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	198,591
2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	100	106,371
2.63%, 01/13/23(a)	EUR	100	111,327

			684,199

France — 11.7%
Altice France SA/France 2.13%, 02/15/25 (Call 01/29/22)(a)	EUR	150	152,635
2.50%, 01/15/25 (Call 09/15/21)(a)	EUR	100	103,336
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	200	205,257
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	170,555
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/01/22)(a)	EUR	100	103,472
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(a)	EUR	100	93,617
Casino Guichard Perrachon SA 3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	184,563
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	97,601
4.56%, 01/25/23(a)	EUR	300	311,622
5.98%, 05/26/21(a)	EUR	100	110,079
CMA CGM SA, 5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	200	138,928
Constellium SE, 4.25%, 02/15/26 (Call 11/15/20)(a)	EUR	100	99,124
Elis SA 1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	96,999
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	95,231
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	102,987
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	103,687

Security	Par (000)		Value

France (continued)
Europcar Mobility Group, 4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	200	$137,708
Faurecia SE 2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	98,714
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	154,154
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	103,884
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/20)(a)	EUR	100	68,244
Loxam SAS 3.25%, 01/14/25 (Call 07/15/21)(a)	EUR	300	294,578
3.50%, 05/03/23 (Call 05/08/20)(a)	EUR	100	101,715
5.75%, 07/15/27 (Call 07/15/22)(a)	EUR	100	75,952
Orano SA 3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	108,961
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	107,435
4.88%, 09/23/24	EUR	200	233,596
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(a)	EUR	100	110,842
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(d)	EUR	200	196,747
Rexel SA 2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	150	159,624
2.75%, 06/15/26 (Call 06/15/22)(a)	EUR	100	106,935
SPCM SA, 2.88%, 06/15/23 (Call 06/15/20)(a)	EUR	100	108,125
SPIE SA 2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	105,051
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	108,553
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23 (Call 07/01/20)(a)	EUR	150	160,421
Vallourec SA 2.25%, 09/30/24(a)	EUR	100	51,972
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	100	56,682

			4,819,586

Germany — 7.3%
ADLER Real Estate AG 1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	100	105,777
1.50%, 04/17/22 (Call 03/17/22)(a)	EUR	100	104,444
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	103,895
Deutsche Bank AG 2.75%, 02/17/25(a)	EUR	325	345,314
4.50%, 05/19/26(a)	EUR	100	108,825
K+S AG 2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	93,380
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	88,927
4.13%, 12/06/21(a)	EUR	200	205,070
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(d)	EUR	75	82,853
METRO AG 1.38%, 10/28/21(a)	EUR	100	107,379
1.50%, 03/19/25(a)	EUR	100	104,589
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(a)	EUR	100	103,716
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(a)	EUR	300	318,535
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(a)	EUR	100	101,365
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(a)(d)	EUR	50	55,885
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(a)	EUR	250	257,756
thyssenkrupp AG 1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	150	157,140
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	150	153,367
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	400	413,746

			3,011,963

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Greece — 0.5%
Alpha Bank AE, 4.25%, 02/13/30 (Call 02/13/25)(a)(d)	EUR	100	$78,533
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(a)	EUR	100	71,386
Piraeus Bank SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(d)	EUR	100	73,316

			223,235

Ireland — 3.9%
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(a)(d)	EUR	100	103,331
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	100	105,172
2.75%, 03/15/24 (Call 03/15/21)(a)	EUR	100	108,991
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	121,693
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(a)(d)	GBP	100	123,957
eircom Finance DAC 1.75%, 11/01/24 (Call 11/01/21)(a)	EUR	100	104,508
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	200	218,965
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(a)	EUR	100	101,604
Smurfit Kappa Acquisitions ULC 2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	111,179
2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	225	255,196
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/14/27)(a)	EUR	125	130,405
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/20)(a)	GBP	100	125,565

			1,610,566

Israel — 3.0%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/24(a)	EUR	300	283,428
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	300	300,965
1.63%, 10/15/28(a)	EUR	150	129,224
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	90,233
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	107,241
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	106,235
6.00%, 01/31/25 (Call 10/31/24)(a)	EUR	200	225,994

			1,243,320

Italy — 15.9%
Atlantia SpA 1.63%, 02/03/25(a)	EUR	100	98,283
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	167,382
Autostrade per l’Italia SpA 1.13%, 11/04/21(a)	EUR	100	104,589
4.38%, 09/16/25(a)	EUR	100	112,817
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	95,592
Banca Monte dei Paschi di Siena SpA 3.63%, 09/24/24(a)	EUR	300	291,195
4.00%, 07/10/22(a)	EUR	100	103,721
5.38%, 01/18/28 (Call 01/18/23)(a)(d)	EUR	100	64,740
10.50%, 07/23/29(a)	EUR	100	78,314
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	97,391
Banco BPM SpA 1.75%, 04/24/23(a)	EUR	309	319,363
1.75%, 01/28/25(a)	EUR	100	99,794
2.50%, 06/21/24(a)	EUR	100	103,920
4.25%, 10/01/29 (Call 10/01/24)(a)(d)	EUR	100	96,173
4.38%, 09/21/27 (Call 09/21/22)(a)(d)	EUR	100	96,476
6.38%, 05/31/21(a)	EUR	100	110,976
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(d)	EUR	100	105,044
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22(a)	EUR	300	336,422

Security	Par (000)		Value

Italy (continued)
Iccrea Banca SpA 1.50%, 10/11/22(a)	EUR	100	$103,875
4.13%, 11/28/29 (Call 11/28/24)(a)(d)	EUR	100	80,086
International Game Technology PLC, 3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	138,992
Intesa Sanpaolo SpA 2.86%, 04/23/25(a)	EUR	100	112,345
3.93%, 09/15/26(a)	EUR	175	201,342
6.63%, 09/13/23(a)	EUR	200	243,696
Leonardo SpA 1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	125	129,001
5.25%, 01/21/22	EUR	100	113,861
Mediobanca Banca di Credito Finanziario SpA 3.75%, 06/16/26	EUR	75	84,546
5.75%, 04/18/23	EUR	50	59,003
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	115,462
Saipem Finance International BV, 3.75%, 09/08/23(a)	EUR	200	214,197
Salini Impregilo SpA, 1.75%, 10/26/24(a)	EUR	150	132,257
Telecom Italia SpA/Milano 2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	200	211,739
2.50%, 07/19/23(a)	EUR	100	109,761
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	110,046
3.25%, 01/16/23(a)	EUR	150	167,930
3.63%, 01/19/24(a)	EUR	207	233,816
3.63%, 05/25/26(a)	EUR	100	114,215
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	142,560
5.25%, 02/10/22(a)	EUR	100	114,984
UniCredit SpA, 2.73%, 01/15/32 (Call 01/15/27)(a)(d)	EUR	200	190,271
Unione di Banche Italiane SpA 4.25%, 05/05/26 (Call 05/05/21)(a)(d)	EUR	200	220,532
4.38%, 07/12/29 (Call 07/12/24)(a)(d)	EUR	150	161,155
5.88%, 03/04/29 (Call 03/04/24)(a)(d)	EUR	150	171,021
Unipol Gruppo SpA 3.00%, 03/18/25(a)	EUR	175	193,347
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	100	110,542
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(a)	EUR	100	106,069

			6,568,843

Japan — 2.4%
SoftBank Group Corp. 3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	253,084
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	200	213,059
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	98,737
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	106,417
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	300	318,378

			989,675

Luxembourg — 3.9%
Altice Financing SA, 3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	200	201,189
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	93,163
Altice France Holding SA 4.00%, 02/15/28(a)	EUR	100	93,711
8.00%, 05/15/27(b)	EUR	250	277,398
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 11/01/20)(a)	GBP	100	100,987
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	100	102,034
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/20)(a)	EUR	100	106,590
Matterhorn Telecom SA 3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	100	106,905
4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	107,752
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	90	73,316
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	144,915

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg (continued)
Vivion Investments Sarl 3.00%, 08/08/24(a)	EUR	100	$96,744
3.50%, 11/01/25(a)	EUR	100	98,194

			1,602,898

Netherlands — 5.5%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/20)(a)	EUR	200	186,201
OCI NV 3.13%, 11/01/24 (Call 11/01/21)(a)	EUR	100	106,958
5.00%, 04/15/23 (Call 04/15/21)(a)	EUR	100	109,533
PPF Telecom Group BV 2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	100	103,330
3.13%, 03/27/26 (Call 12/27/25)(a)	EUR	100	106,107
Q-Park Holding I BV 1.50%, 03/01/25 (Call 02/10/22)(a)	EUR	100	98,237
2.00%, 03/01/27 (Call 03/01/23)(a)	EUR	100	99,125
Saipem Finance International BV, 2.63%, 01/07/25(a)	EUR	100	101,901
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/21)(a)	EUR	200	81,271
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	104,524
SNS Bank NV, 6.25%, 10/26/20(e)	EUR	50	0	(f)
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	103,990
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	107,202
United Group BV 3.13%, 02/15/26 (Call 02/15/22)(a)	EUR	100	102,444
3.63%, 02/15/28 (Call 02/06/23)(a)	EUR	100	101,543
4.88%, 07/01/24 (Call 07/01/20)(a)	EUR	100	106,836
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	200	212,394
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	154,277
Ziggo BV 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	103,432
4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	180	202,024

			2,291,329

Portugal — 1.7%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(d)	EUR	100	93,557
Caixa Geral de Depositos SA 1.25%, 11/25/24(a)	EUR	100	104,651
5.75%, 06/28/28 (Call 06/28/23)(a)(d)	EUR	100	105,892
EDP — Energias de Portugal SA 1.70%, 07/20/80 (Call 04/20/25)(a)(d)	EUR	100	99,374
4.50%, 04/30/79 (Call 01/30/24)(a)(d)	EUR	200	227,268
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(d)	EUR	100	85,628

			716,370

Spain — 6.5%
ABANCA Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(d)	EUR	100	90,918
Banco de Sabadell SA 1.13%, 03/27/25(a)	EUR	200	191,326
1.75%, 05/10/24(a)	EUR	100	100,354
5.38%, 12/12/28 (Call 12/12/23)(a)(d)	EUR	100	101,013
5.63%, 05/06/26(a)	EUR	100	103,046
Bankia SA 1.00%, 06/25/24(a)	EUR	100	103,881
1.13%, 11/12/26(a)	EUR	100	99,974
3.38%, 03/15/27 (Call 03/15/22)(a)(d)	EUR	100	107,915
3.75%, 02/15/29 (Call 02/15/24)(a)(d)	EUR	200	210,558
Cellnex Telecom SA 1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	105,302

Security	Par (000)		Value

Spain (continued)
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	$112,932
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	116,078
3.13%, 07/27/22(a)	EUR	100	114,087
Cirsa Finance International Sarl 4.75%, 05/22/25 (Call 05/07/21)(a)	EUR	100	85,531
6.25%, 12/20/23 (Call 06/20/20)(a)	EUR	100	89,953
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(a)	EUR	100	106,033
Grifols SA 1.63%, 02/15/25 (Call 02/15/22)(a)	EUR	250	266,961
2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	106,606
3.20%, 05/01/25 (Call 05/01/20)(a)	EUR	100	109,216
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 05/28/20)(c)	EUR	141	77
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(d)	EUR	100	86,665
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(a)(d)	EUR	100	103,919
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(d)	EUR	175	189,365

			2,701,710

Sweden — 3.4%
Akelius Residential Property AB 2.25%, 05/17/81 (Call 02/17/26)(a)(d)	EUR	100	97,759
3.88%, 10/05/78 (Call 10/05/23)(a)(d)	EUR	100	108,441
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(d)	EUR	100	101,860
Intrum AB 2.75%, 07/15/22 (Call 07/15/20)(a)	EUR	50	47,697
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	80,635
3.13%, 07/15/24 (Call 07/15/20)(a)	EUR	200	177,391
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	145,435
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24(a)	EUR	100	109,951
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/20)(a)	EUR	200	210,418
Volvo Car AB 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	205,042
3.25%, 05/18/21(a)	EUR	100	109,525

			1,394,154

Switzerland — 0.6%
Dufry One BV 2.00%, 02/15/27 (Call 02/15/22)(a)	EUR	100	83,519
2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	200	179,300

			262,819

United Kingdom — 8.1%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/21)(a)	EUR	100	96,485
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(a)	GBP	100	113,837
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(a)	GBP	150	194,129
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/20)(a)	GBP	100	117,369
EC Finance PLC, 2.38%, 11/15/22 (Call 11/15/20)(a)	EUR	100	101,426
eG Global Finance PLC 4.38%, 02/07/25 (Call 05/15/21)(a)	EUR	125	116,861
6.25%, 10/30/25 (Call 10/25/21)(a)	EUR	150	147,624
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24(a)	EUR	200	222,523
Heathrow Finance PLC, 3.88%, 03/01/27(a)	GBP	100	115,383
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	100	103,099
Jaguar Land Rover Automotive PLC 2.20%, 01/15/24(a)	EUR	100	77,161
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	113,149
5.00%, 02/15/22(a)	GBP	100	115,111
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	81,986

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 02/10/22)(a)	GBP	100	$113,026
Motion Bondco DAC, 4.50%, 11/15/27 (Call 11/15/22)(a)	EUR	100	86,062
Top Gun Realisations 74 PLC, 6.50%, 07/01/22 (Call 06/24/20)(a)(c)	GBP	25	5,999
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 01/15/21)(a)	EUR	100	110,492
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/20)(a)	GBP	100	125,375
Virgin Media Secured Finance PLC 4.88%, 01/15/27 (Call 01/15/21)(a)	GBP	100	125,278
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	100	126,027
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	126,018
6.00%, 01/15/25 (Call 01/15/21)(a)(g)	GBP	100	134,490
6.25%, 03/28/29 (Call 01/15/21)(a)	GBP	90	118,502
Vodafone Group PLC 1.00%, 10/03/78 (Call 10/03/25)(a)(d)	GBP	100	127,967
3.10%, 01/03/79 (Call 01/03/24)(a)(d)	EUR	300	323,858
4.20%, 10/03/78 (Call 10/03/28)(a)(d)	EUR	100	112,070

			3,351,307

United States — 18.0%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	149,434
AMC Entertainment Holdings Inc., 6.38%, 11/15/24 (Call 11/15/20)	GBP	100	35,381
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/21)(a)	EUR	100	98,883
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	102,205
Avantor Inc., 4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	100	111,868
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	58,556
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/21)(a)	EUR	100	106,703
Ball Corp. 0.88%, 03/15/24 (Call 12/15/23)	EUR	100	104,803
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	104,124
4.38%, 12/15/23	EUR	100	117,747
Bausch Health Companies Inc., 4.50%, 05/15/23 (Call 05/15/20)(a)	EUR	300	321,252
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	150	157,004
Berry Global Inc. 1.00%, 01/15/25 (Call 10/15/24)(a)	EUR	100	103,178
1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	100	102,548
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(a)	EUR	150	152,787
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	89,141
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	90,738
Crown European Holdings SA 0.75%, 02/15/23 (Call 01/16/23)(a)	EUR	100	104,696
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	108,975
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	137,664
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	110,128
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	114,063
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	108,804
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	108,188
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	106,881
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/21)(a)	EUR	100	69,187
International Game Technology PLC 2.38%, 04/15/28 (Call 04/15/23)(a)	EUR	100	88,460
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125	122,734

Security	Par/ Shares (000)			Value

United States (continued)
IQVIA Inc. 2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150		$159,482
2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	100		109,120
3.25%, 03/15/25 (Call 03/15/21)(a)	EUR	250		275,392
3.50%, 10/15/24 (Call 10/15/20)(a)	EUR	100		110,334
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100		116,654
Levi Strauss &Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100		109,735
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(d)	EUR	100		102,470
LKQ European Holdings BV 3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100		108,032
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100		106,669
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100		112,208
Mauser Packaging Solutions HoldingCo., 4.75%, 04/15/24 (Call 04/15/21)(a)	EUR	100		101,521
MPT Operating Partnership LP/MPT Finance Corp. 2.55%, 12/05/23 (Call 11/05/23)	GBP	100		124,060
3.33%, 03/24/25 (Call 12/24/24)	EUR	100		110,713
3.69%, 06/05/28 (Call 04/05/28)	GBP	100		121,619
4.00%, 08/19/22 (Call 05/19/22)	EUR	100		111,986
Netflix Inc. 3.00%, 06/15/25 (Call 03/15/25)(a)	EUR	100		111,045
3.63%, 05/15/27	EUR	150		170,268
3.63%, 06/15/30 (Call 03/15/30)(a)	EUR	150		165,622
3.88%, 11/15/29(a)	EUR	200		224,471
4.63%, 05/15/29	EUR	300		353,427
OI European Group BV 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100		105,034
4.88%, 03/31/21(a)	EUR	36		38,876
Panther BF Aggregator 2 LP/Panther Finance Co. Inc., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125		126,348
Refinitiv U.S. Holdings Inc., 4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	250		285,058
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100		72,404
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		114,763
Silgan Holdings Inc. 2.25%, 06/01/28 (Call 03/01/23)(a)	EUR	100		105,962
3.25%, 03/15/25 (Call 03/15/21)	EUR	100		110,146
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	100		102,129
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a).	EUR	100		93,101
Tenneco Inc., 5.00%, 07/15/24 (Call 07/15/20)(a)	EUR	100		78,603
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		109,896

				7,433,280

Total Corporate Bonds & Notes — 97.1% (Cost: $46,515,515)				40,160,004

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A(e)(h)		0	(i)	0	(f)

Total Common Stocks — 0.0% (Cost: $159,437)				0	(f)

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.18%(j)(k)	22	$22,000

Total Short-Term Investments — 0.1% (Cost: $22,000)		22,000

Total Investments in Securities — 97.2% (Cost: $46,696,952)		40,182,004

Other Assets, Less Liabilities — 2.8%		1,166,822

Net Assets — 100.0%		$41,348,826

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Non-income producing security.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	14	8	22	$22,000	$89	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$40,160,004	$0	(a)	$40,160,004
Common Stocks	—	—	0	(a)	0	(a)
Money Market Funds	22,000	—	—		22,000

	$22,000	$40,160,004	$0	(a)	$40,182,004

(a)	Rounds to less than $1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(a)	$150	$34,539
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(a)(b)	225	180,562
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)(b)	150	56,484
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	300	175,238
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)(c)	266	38,855
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(a)	200	154,250
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	150	109,125
YPF SA 6.95%, 07/21/27(a)(b)	360	160,200
7.00%, 12/15/47 (Call 06/15/47)(a)(b)	250	109,063
8.50%, 07/28/25(a)	600	286,125
8.50%, 06/27/29 (Call 03/27/29)(a)(b)	200	91,313
8.75%, 04/04/24(a)	480	253,200

		1,648,954

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	400	332,000

Bahrain — 0.1%
BBK BSC, 5.50%, 07/09/24(a)	200	189,500

Brazil — 6.3%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	150	127,500
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)	200	196,250
Banco do Brasil SA/Cayman 3.88%, 10/10/22(b)	200	197,000
4.63%, 01/15/25(a)	200	194,025
4.75%, 03/20/24(a)	200	196,625
5.88%, 01/19/23(a)(b)	200	205,000
6.25%, (Call 04/15/24)(a)(d)(e)	200	165,031
9.00%, (Call 06/18/24)(a)(d)(e)	200	191,200
Braskem Netherlands Finance BV 4.50%, 01/10/28 (Call 10/10/27)(a)(b)	200	170,000
4.50%, 01/31/30(a)(b)	200	160,625
5.88%, 01/31/50(a)	200	150,000
BRF SA, 4.88%, 01/24/30 (Call 10/24/29)(a)	200	173,256
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	200	208,400
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)	200	174,700
CSN Resources SA 7.63%, 02/13/23 (Call 02/13/21)(a)(b)	200	156,500
7.63%, 04/17/26 (Call 04/17/22)(a)(b)	200	142,000
Embraer Netherlands Finance BV 5.05%, 06/15/25	227	189,864
5.40%, 02/01/27	50	42,000
Fibria Overseas Finance Ltd. 5.25%, 05/12/24	50	50,309
5.50%, 01/17/27	100	100,406
Gerdau Trade Inc., 4.88%, 10/24/27(a)	200	193,875
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	100	51,969
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	150	151,800
Itau Unibanco Holding SA/Cayman Island 4.50%, 11/21/29 (Call 11/21/24)(a)(b)(e)	200	186,160
5.13%, 05/13/23(a)	200	204,063
6.50%, (Call 03/19/23)(a)(d)(e)	200	186,000

Security	Par (000)	Value

Brazil (continued)
JBS Investments II GmbH 5.75%, 01/15/28 (Call 07/15/22)(a)	$200	$194,874
7.00%, 01/15/26 (Call 01/15/22)(a)	200	207,354
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 05/29/20)(a)	129	130,451
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(a)	200	195,750
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(a)	200	190,804
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	200	194,000
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(a)(b)	200	192,500
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 12/01/20)(a)(f)	51	15,123
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(f)	162	12,633
Oi SA (4.00% PIK), 10.00%, 07/27/25(f)	150	110,203
Petrobras Global Finance BV 4.38%, 05/20/23	150	145,500
5.09%, 01/15/30(a)	500	456,250
5.30%, 01/27/25	218	210,622
5.63%, 05/20/43	100	88,281
5.75%, 02/01/29	250	235,235
6.00%, 01/27/28	200	191,210
6.25%, 03/17/24	125	126,217
6.75%, 01/27/41	100	96,346
6.85%, 06/05/2115	300	280,500
6.88%, 01/20/40	148	143,782
6.90%, 03/19/49	200	191,991
7.25%, 03/17/44	75	74,545
7.38%, 01/17/27	250	263,075
8.75%, 05/23/26	100	111,200
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	179,700
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)(b)	200	197,250
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	202,625
Suzano Austria GmbH 5.00%, 01/15/30 (Call 10/15/29)	200	189,800
7.00%, 03/16/47 (Call 09/16/46)(a)	200	202,750
Ultrapar International SA, 5.25%, 06/06/29(a)	200	182,500
Vale Overseas Ltd. 6.25%, 08/10/26	200	218,200
6.88%, 11/21/36	200	233,750
6.88%, 11/10/39	150	176,520

		10,006,099

Chile — 4.1%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(e)	200	189,875
Banco de Credito e Inversiones SA 3.50%, 10/12/27(a)(b)	200	196,375
4.00%, 02/11/23(a)(b)	200	204,750
Celulosa Arauco y Constitucion SA 4.20%, 01/29/30 (Call 10/29/29)(a)	200	193,244
4.25%, 04/30/29 (Call 01/30/29)(a)	400	381,500
4.50%, 08/01/24 (Call 05/01/24)	200	202,125
5.15%, 01/29/50 (Call 07/29/49)(a)	200	183,875
Cencosud SA 4.38%, 07/17/27 (Call 04/17/27)(a)	600	561,375
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	200	201,062
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 05/28/20)(a)	250	88,984
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	143,438
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/26 (Call 05/03/26)(a)	400	412,800

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
4.88%, 10/30/24 (Call 07/30/24)(a)	$400	$408,750
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	204,500
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	500	532,500
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	600	621,000
Inversiones CMPC SA, 4.38%, 04/04/27(a)	200	203,000
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)(b)	600	613,312
Latam Finance Ltd. 6.88%, 04/11/24 (Call 04/11/21)(a)	200	79,813
7.00%, 03/01/26 (Call 03/01/23)(a)	400	161,375
SACI Falabella, 3.75%, 04/30/23(a)	200	200,120
Telefonica Chile SA, 3.88%, 10/12/22(a)	200	199,500
VTR Finance BV, 6.88%, 01/15/24 (Call 05/08/20)(a)	400	397,164

		6,580,437

China — 9.9%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(a)(d)(e)	200	185,563
Alibaba Group Holding Ltd. 3.40%, 12/06/27 (Call 09/06/27)	300	325,053
4.00%, 12/06/37 (Call 06/06/37)	200	231,500
4.20%, 12/06/47 (Call 06/06/47)	200	239,875
Baidu Inc. 3.50%, 11/28/22	200	205,744
4.13%, 06/30/25	200	213,750
Bank of China Ltd., 5.00%, 11/13/24(a)	200	217,750
Bank of China Ltd./Hong Kong 1.85%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(g)	200	198,076
3.88%, 06/30/25(a)	200	219,187
Bank of Communications Co. Ltd./Hong Kong, 2.54%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(g)	200	197,716
BOC Aviation Ltd. 2.36%, 09/26/23 (Call 08/26/23), (3 mo. LIBORUS + 1.125%)(a)(g)	200	194,890
3.00%, 09/11/29 (Call 06/11/29)(a)	300	286,509
3.50%, 10/10/24 (Call 09/10/24)(a)	200	202,608
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	400	401,500
3.88%, 04/27/26 (Call 01/27/26)(a)	300	309,469
4.00%, 01/25/24 (Call 12/25/23)(a)	200	205,832
Bocom Leasing Management Hong Kong Co. Ltd., 1.97%, 12/10/24, (3 mo. LIBOR US + 1.075%)(a)(g)	200	194,250
CFLD Cayman Investment Ltd., 8.05%, 01/13/25(a)	200	170,380
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	200	216,750
China Cinda Finance 2017 I Ltd. 3.88%, 02/08/23(a)	200	207,692
4.75%, 02/21/29(a)	200	225,687
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(e)	200	209,312
China Evergrande Group 7.50%, 06/28/23 (Call 06/28/20)(a)	200	156,875
8.75%, 06/28/25 (Call 06/28/21)(a)	200	156,750
10.50%, 04/11/24 (Call 04/11/22)(a)	200	167,500
China Life Insurance Co. Ltd., 4.00%, 07/03/2135 (Call 07/03/75)(a)(e)	200	193,418
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	224,812
China Overseas Finance Cayman VII Ltd. 4.25%, 04/26/23(a)	200	209,788
4.75%, 04/26/28(a)	200	227,000
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(a)	200	205,750
China Resources Land Ltd., 4.13%, 02/26/29(a)	200	220,312
China State Construction Finance Cayman Ltd., 6.00%, (Call 12/03/21)(a)(d)(e)	200	205,375

Security	Par (000)	Value

China (continued)
CITIC Ltd., 3.88%, 02/28/27(a)	$200	$210,687
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(a)	200	214,320
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	200	206,154
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	200	215,375
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	226,612
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	207,188
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	220,312
Country Garden Holdings Co. Ltd., 7.25%, 04/08/26 (Call 04/08/23)(a)	400	414,000
CRCC Yuxiang Ltd., 3.50%, 05/16/23(a)	200	207,375
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(d)(e)	200	186,500
Huarong Finance 2017 Co. Ltd. 4.25%, 11/07/27(a)	200	201,688
4.75%, 04/27/27(a)	200	207,750
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	205,313
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	213,211
ICBCIL Finance Co. Ltd. 3.13%, 11/15/22(a)	200	204,125
3.75%, 03/05/24(a)	200	208,562
Industrial &Commercial Bank of China Ltd./London, 1.84%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(g)	400	394,000
Industrial &Commercial Bank of China Ltd./Singapore, 1.82%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(g)	200	196,250
Industrial &Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(e)	200	197,188
JD.com Inc., 3.88%, 04/29/26(b)	200	212,500
Kaisa Group Holdings Ltd. 8.50%, 06/30/22 (Call 06/30/20)(a)	200	185,063
9.38%, 06/30/24 (Call 06/30/21)(a)	200	171,875
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 05/13/20)(a).	200	193,625
Lenovo Group Ltd., 4.75%, 03/29/23(a)	200	198,250
Nexen Inc. 6.40%, 05/15/37	200	278,927
7.50%, 07/30/39	100	160,188
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(a)	200	202,625
Proven Honour Capital Ltd., 4.13%, 05/19/25(a)	200	204,875
Shimao Property Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(a)	200	200,625
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	204,379
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)	400	410,750
State Elite Global Ltd., 1.79%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(g)	200	195,500
Tencent Holdings Ltd. 3.60%, 01/19/28 (Call 10/19/27)(a)	300	323,250
3.93%, 01/19/38 (Call 07/19/37)(a)	200	223,511
3.98%, 04/11/29 (Call 01/11/29)(a)	200	225,426
Vanke Real Estate Hong Kong Co. Ltd. 4.15%, 04/18/23(a)	200	206,688
4.20%, 06/07/24(a)	200	208,187
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(a)	200	196,000
Yuzhou Properties Co. Ltd., 7.38%, 01/13/26 (Call 01/13/24)(a)	200	163,866

		15,729,393

Colombia — 4.3%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)(b)	250	227,812
Banco Davivienda SA, 5.88%, 07/09/22(a)	200	200,250

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Banco de Bogota SA 4.38%, 08/03/27 (Call 05/03/27)(a)	$350	$321,016
5.38%, 02/19/23(a)	200	199,781
6.25%, 05/12/26(a)	400	397,000
Bancolombia SA 4.63%, 12/18/29 (Call 12/18/24)(e)	400	345,000
4.88%, 10/18/27 (Call 10/18/22)(e)	200	176,813
5.13%, 09/11/22	200	202,125
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 05/28/20)(a)(b)	308	303,476
Ecopetrol SA 4.13%, 01/16/25	383	359,594
5.38%, 06/26/26 (Call 03/26/26)	535	525,136
5.88%, 09/18/23	600	611,700
5.88%, 05/28/45	700	616,157
7.38%, 09/18/43	300	311,156
Grupo Aval Ltd., 4.75%, 09/26/22(a)	625	617,285
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	200	201,000
Millicom International Cellular SA 5.13%, 01/15/28 (Call 09/15/22)(a)	200	184,625
6.00%, 03/15/25 (Call 05/08/20)(a)	200	200,440
6.25%, 03/25/29 (Call 03/25/24)(a)	200	196,000
6.63%, 10/15/26 (Call 10/15/21)(a)	200	204,000
SURA Asset Management SA, 4.88%, 04/17/24(a)(b)	100	102,063
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	400	416,375

		6,918,804

Ghana — 0.1%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	200	122,625
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	200	100,375

		223,000

Guatemala — 0.4%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)	100	97,875
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 05/28/20)(a)	200	200,000
Industrial Senior Trust, 5.50%, 11/01/22(a)(b)	400	398,988

		696,863

Hong Kong —5.6%
AIA Group Ltd. 3.60%, 04/09/29 (Call 01/09/29)(a)	200	215,329
3.90%, 04/06/28 (Call 01/06/28)(a)	200	215,500
4.50%, 03/16/46 (Call 09/16/45)(a)	200	236,751
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(d)(e) .	400	416,502
Bank of East Asia Ltd. (The) 4.00%, 11/03/26 (Call 11/03/21)(a)(e)	200	199,375
5.50%, (Call 12/02/20)(a)(d)(e)	150	142,828
5.88%, (Call 09/19/24)(a)(d)(e)	250	235,000
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	200	198,938
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(d)(e)	200	200,500
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(d)(e)	200	215,500
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	206,500
CK Hutchison International 19 Ltd. 3.25%, 04/11/24 (Call 03/11/24)(a)	200	208,276
3.38%, 09/06/49 (Call 03/06/49)(a)	200	208,500
3.63%, 04/11/29 (Call 01/11/29)(a)	200	219,000

Security	Par (000)	Value

Hong Kong (continued)
FWD Group Ltd. 0.00%, (Call 06/15/22)(a)(d)(e)(h)	$200	$149,313
5.75%, 07/09/24(a)	200	193,438
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(a)	200	199,312
HLP Finance Ltd., 4.75%, 06/25/22(a)	200	211,437
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(a)	200	206,750
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(a)	200	210,250
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	200,375
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a).	400	426,875
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	152,563
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	196,625
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	217,312
Industrial &Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(d)(e)	200	199,312
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	205,437
Li & Fung Ltd., 4.38%, 10/04/24 (Call 09/04/24)(a)	200	175,250
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(a)	200	213,625
Nan Fung Treasury II Ltd., 5.50%, (Call 05/29/20)(a)(d)	200	193,188
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(d)(e)	350	330,810
New World China Land Ltd., 4.75%, 01/23/27(a)	200	211,875
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(a)(d)	200	192,750
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	195,875
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(d)	200	195,500
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(a)	200	206,750
Radiant Access Ltd., 4.60%, (Call 11/18/20)(a)(d)	200	193,625
Sun Hung Kai Properties Capital Market Ltd. 2.88%, 01/21/30(a)	200	205,048
3.63%, 01/16/23(a)	200	208,375
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	216,437
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	213,125

		8,839,731

India — 4.4%
ABJA Investment Co. Pte Ltd. 5.45%, 01/24/28(a)	200	160,482
5.95%, 07/31/24(a)	200	178,375
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(i)	200	166,500
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	192,250
Adani Ports &Special Economic Zone Ltd. 3.38%, 07/24/24(a)(b)	400	351,000
4.00%, 07/30/27 (Call 06/30/27)(a)	200	170,356
Adani Transmission Ltd., 4.25%, 05/21/36(a)	200	176,500
Axis Bank Ltd./Dubai, 3.00%, 08/08/22(a)	200	194,250
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	190,688
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a) .	200	205,750
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	200	198,125
Canara Bank/London, 3.25%, 08/10/22(a)	200	195,500
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	176,500
Greenko Solar Mauritius Ltd. 5.55%, 01/29/25 (Call 01/29/21)(a)	200	176,500
5.95%, 07/29/26 (Call 07/29/22)(a)	200	175,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	182,813
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)(b)	250	238,047
Indian Oil Corp. Ltd., 4.75%, 01/16/24(a)	200	198,875
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(d)(e)	200	179,500
NTPC Ltd., 4.38%, 11/26/24(a)	200	200,313

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	$200	$185,038
Oil India Ltd., 5.38%, 04/17/24(a)	200	202,312
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	199,875
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	189,750
Power Finance Corp. Ltd., 4.50%, 06/18/29(a)	400	367,250
REC Ltd. 3.38%, 07/25/24(a)	200	185,688
5.25%, 11/13/23(a)	200	200,500
Reliance Industries Ltd. 3.67%, 11/30/27(a)	250	250,000
4.13%, 01/28/25(a)(b)	250	257,031
4.88%, 02/10/45(a)	250	243,437
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 03/12/21)(a)	200	171,625
State Bank of India/London 4.38%, 01/24/24(a)(b)	200	203,437
4.88%, 04/17/24(a)(b)	200	206,687
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)	200	78,750
Vedanta Resources Ltd. 6.13%, 08/09/24 (Call 08/09/21)(a)	200	70,426
7.13%, 05/31/23(a)	200	73,250

		6,992,880

Indonesia — 2.2%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	250	218,437
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(a)	200	193,313
Bank Rakyat Indonesia Persero Tbk PT 3.95%, 03/28/24(a)	200	196,063
4.63%, 07/20/23(a)	200	202,060
Eterna Capital Pte Ltd., Series B, 8.00%, (8.00% PIK), 12/11/22 (Call 05/29/20)(f)	216	95,500
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	209,687
Listrindo Capital BV, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	187,250
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	385	390,768
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(i)	200	119,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	200	122,000
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	200	124,000
Minejesa Capital BV 4.63%, 08/10/30(a)	400	380,000
5.63%, 08/10/37(a)	400	377,000
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	400	409,375
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	200	171,750
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)	181	168,249

		3,564,452

Israel — 4.3%
Altice Financing SA 5.00%, 01/15/28 (Call 01/15/23)(a)	400	387,500
7.50%, 05/15/26 (Call 05/15/21)(a)	795	828,708
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(e)(i)	200	184,625
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(i)	250	275,000
Israel Electric Corp. Ltd. 4.25%, 08/14/28(i)	400	423,500
6.88%, 06/21/23(a)	200	224,000
Series 6, 5.00%, 11/12/24(i)	400	433,500
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	200	186,188

Security	Par (000)	Value

Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	$886	$800,169
3.15%, 10/01/26(b)	1,351	1,170,802
4.10%, 10/01/46	490	382,200
6.00%, 04/15/24 (Call 01/15/24)	700	694,312
6.75%, 03/01/28 (Call 12/01/27)(b)	500	513,125
7.13%, 01/31/25 (Call 10/31/24)(a)	400	411,125

		6,914,754

Jamaica — 0.4%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)(c)	325	192,766
Digicel Group Two Ltd. 8.25%, 09/30/22 (Call 09/30/20)(a)(c)	350	10,526
9.13%, (2.00% PIK), 04/01/24 (Call 05/28/20)(a)(c)(f)	602	6,065
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(a)	200	185,250
Digicel Ltd., 6.75%, 03/01/23 (Call 05/13/20)(a)(c)	400	162,500

		557,107

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 05/28/20)(a)	147	142,862
Nostrum Oil &Gas Finance BV, 8.00%, 07/25/22 (Call 05/08/20)(a)	200	34,000
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)(b)	500	475,781

		652,643

Kuwait — 1.3%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(d)(e)	200	172,688
Equate Petrochemical BV, 4.25%, 11/03/26(a)	600	583,125
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	200	208,500
Kuwait Projects Co. SPC Ltd. 4.23%, 10/29/26(a)	200	175,000
4.50%, 02/23/27(a)	200	175,438
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(d)(e)	400	366,000
NBK Tier 1 Financing Ltd., 5.75%, (Call 04/09/21)(a)(d)(e)	200	190,437
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	200	201,187

		2,072,375

Macau — 3.0%
Melco Resorts Finance Ltd. 4.88%, 06/06/25 (Call 06/06/20)(a)	204	197,370
5.25%, 04/26/26 (Call 04/26/22)(a)	200	195,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	564,000
5.63%, 07/17/27 (Call 07/17/22)(a)	200	194,000
MGM China Holdings Ltd. 5.38%, 05/15/24 (Call 05/15/21)(a)	200	194,750
5.88%, 05/15/26 (Call 05/15/22)(a)	200	194,250
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	600	609,950
5.13%, 08/08/25 (Call 06/08/25)	800	835,659
5.40%, 08/08/28 (Call 05/08/28)(b)	600	627,312
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(a)(b)	208	197,600
Wynn Macau Ltd. 4.88%, 10/01/24 (Call 10/01/20)(a)	400	385,000
5.13%, 12/15/29 (Call 12/15/24)(a)	200	193,000
5.50%, 10/01/27 (Call 10/01/22)(a)	400	387,875

		4,775,766

Malaysia — 1.6%
Axiata SPV2 Bhd, 4.36%, 03/24/26(a)	200	216,563
CIMB Bank Bhd, 2.10%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(g)	200	190,250

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Gohl Capital Ltd., 4.25%, 01/24/27(a)	$600	$559,125
IOI Investment L Bhd, 4.38%, 06/27/22(a)	400	418,000
Malayan Banking Bhd, 2.49%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(g)	400	380,000
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(a)(d)(e)	200	190,625
TNB Global Ventures Capital Bhd 3.24%, 10/19/26(a)	400	403,375
4.85%, 11/01/28(a)	200	221,906

		2,579,844

Mexico — 5.4%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)(b)	200	198,865
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)	200	173,000
America Movil SAB de CV 3.13%, 07/16/22	200	204,062
3.63%, 04/22/29 (Call 01/22/29)	200	213,045
4.38%, 07/16/42	200	226,000
4.38%, 04/22/49 (Call 10/22/48)	200	231,680
6.13%, 03/30/40	300	407,940
6.38%, 03/01/35	100	134,906
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	450	444,375
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, (Call 09/27/24)(a)(b)(d)(e)	200	157,900
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/22(a)(b)	350	351,728
5.95%, 10/01/28 (Call 10/01/23)(a)(e)	200	194,250
BBVA Bancomer SA/Texas 4.38%, 04/10/24(a)(b)	150	154,595
5.13%, 01/18/33 (Call 01/17/28)(a)(e)	200	171,250
5.88%, 09/13/34 (Call 09/13/29)(a)(e)	200	175,500
Becle SAB de CV, 3.75%, 05/13/25(a)(b)	150	146,578
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	200	146,300
Cemex SAB de CV 5.45%, 11/19/29 (Call 11/19/24)(a)	200	164,000
5.70%, 01/11/25 (Call 05/28/20)(a)	200	181,050
7.75%, 04/16/26 (Call 04/16/21)(a)(b)	200	186,610
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	150	176,063
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	190	169,516
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	179,500
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/50 (Call 07/16/49)	300	288,234
4.38%, 05/10/43	150	167,706
Fresnillo PLC, 5.50%, 11/13/23(a)	200	210,000
Grupo Bimbo SAB de CV 4.00%, 09/06/49(a)	200	181,625
4.88%, 06/27/44(a)(b)	200	201,687
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	200	195,946
6.13%, 01/31/46 (Call 07/31/45)	200	225,437
6.63%, 01/15/40	120	140,100
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)	200	191,900
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	167,663
Orbia Advance Corp. SAB de CV 4.88%, 09/19/22(a)	200	200,800
5.50%, 01/15/48 (Call 07/15/47)(a)	200	185,312
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	201,900

Security	Par (000)	Value

Mexico (continued)
Southern Copper Corp. 3.88%, 04/23/25(b)	$100	$103,438
5.25%, 11/08/42	200	210,000
5.88%, 04/23/45(b)	200	225,700
6.75%, 04/16/40	100	122,500
7.50%, 07/27/35	200	254,000
Trust Fibra Uno 5.25%, 01/30/26 (Call 10/30/25)(a)	200	183,563
6.39%, 01/15/50 (Call 07/15/49)(a)	200	177,563

		8,623,787

Morocco — 0.7%
OCP SA 4.50%, 10/22/25(a)	400	413,375
5.63%, 04/25/24(a)	425	454,750
6.88%, 04/25/44(a)	200	237,750

		1,105,875

Netherlands — 0.1%
VEON Holdings BV, 4.00%, 04/09/25 (Call 01/09/25)(a)	200	204,800

Nigeria — 0.4%
IHS Netherlands Holdco BV 7.13%, 03/18/25 (Call 09/18/21)(a)	200	180,000
8.00%, 09/18/27 (Call 09/18/22)(a)	300	268,875
United Bank for Africa PLC, 7.75%, 06/08/22(a)	200	176,250

		625,125

Oman — 0.5%
Bank Muscat SAOG, 4.88%, 03/14/23(a)	200	179,875
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	186,375
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	500	417,500

		783,750

Panama — 0.7%
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	200	197,438
C&W Senior Financing DAC 6.88%, 09/15/27 (Call 09/15/22)(a)	600	592,500
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	200	204,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	190,000

		1,183,938

Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(h)	300	184,950

Peru — 1.9%
Banco BBVA Peru SA, 5.00%, 08/26/22(a)	150	155,813
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(a)	400	391,000
Banco de Credito del Peru/Panama, 6.13%, 04/24/27 (Call 04/24/22)(a)(e)	300	315,375
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	200	154,625
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(b)	200	188,250
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(b)	200	195,812
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/36(a)	200	203,500
5.88%, 07/05/34(a)(b)	323	361,747
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	200	180,125
Orazul Energy Egenor SCA, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	192,250
Peru LNG Srl, 5.38%, 03/22/30(a)	400	223,000
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	400	409,875

		2,971,372

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 1.5%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	$200	$206,563
BDO Unibank Inc., 2.95%, 03/06/23(a)	400	397,750
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	200	204,406
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(d)(e)	200	184,000
Petron Corp., 4.60%, (Call 07/19/23)(a)(d)(e)	200	176,000
Philippine National Bank, 3.28%, 09/27/24(a)	200	194,955
San Miguel Corp., 4.88%, 04/26/23 (Call 05/14/20)(a)	200	191,766
SMC Global Power Holdings Corp. 1.00%, 12/31/99	200	171,758
5.95%, (Call 05/05/25)(a)(d)(e)	200	173,500
6.50%, (Call 04/25/24)(a)(d)(e)	300	266,250
Union Bank of the Philippines, 3.37%, 11/29/22(a)	200	201,858

		2,368,806

Poland — 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(a)	400	412,250

Qatar — 2.8%
ABQ Finance Ltd., 3.13%, 09/24/24(a)	200	198,000
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	209,813
Nakilat Inc., 6.07%, 12/31/33(a)	250	286,562
Ooredoo International Finance Ltd. 3.25%, 02/21/23(a)	350	358,750
3.75%, 06/22/26(a)	200	210,000
3.88%, 01/31/28(a)	200	210,750
4.50%, 01/31/43(a)	200	226,000
5.00%, 10/19/25(a)	200	221,500
QIB Sukuk Ltd., 3.98%, 03/26/24(a)	400	414,500
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	200	206,875
QNB Finance Ltd. 2.75%, 02/12/27(a)	300	295,617
3.50%, 03/28/24(a)	400	414,375
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.84%, 09/30/27(a)	500	561,875
6.33%, 09/30/27(a)	500	572,500

		4,387,117

Russia — 5.2%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 04/15/30 (Call 04/15/25)(a)(e)	200	192,176
8.00%, (Call 02/03/22)(a)(d)(e)	200	195,500
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(a)	200	207,688
Credit Bank of Moscow Via CBOM Finance PLC, 7.12%, 06/25/24(a)	400	416,750
Eurochem Finance DAC, 5.50%, 03/13/24(a)	200	213,508
Evraz PLC 5.25%, 04/02/24(a)	200	212,312
5.38%, 03/20/23(a)	200	211,000
Gazprom Neft OAO Via GPN Capital SA 4.38%, 09/19/22(a)	200	205,000
6.00%, 11/27/23(a)	400	436,500
Gazprom PJSC Via Gaz Capital SA 4.95%, 07/19/22(a)	200	207,500
4.95%, 02/06/28(a)	400	431,250
7.29%, 08/16/37(a)	400	547,125
8.63%, 04/28/34(a)	250	366,875
GTH Finance BV, 7.25%, 04/26/23 (Call 01/26/23)(a)	200	219,000
Lukoil International Finance BV 4.56%, 04/24/23(a)	200	208,188
4.75%, 11/02/26(a)	200	214,000
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	200	209,250

Security	Par (000)	Value

Russia (continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23(a)	$300	$309,187
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24(a)	200	202,250
MMK International Capital DAC, 4.38%, 06/13/24(a)	200	207,250
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(a)	200	209,750
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(a)	200	207,274
Novolipetsk Steel Via Steel Funding DAC, 4.50%, 06/15/23(a)	200	208,812
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(a)	200	208,520
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	210,000
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	400	413,000
Severstal OAO Via Steel Capital SA 3.15%, 09/16/24(a)	200	199,800
5.90%, 10/17/22(a)	200	212,760
VEON Holdings BV, 4.95%, 06/16/24 (Call 03/16/24)(a)	200	209,125
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	400	415,000
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(d)(e)	400	419,125

		8,325,475

Saudi Arabia — 4.6%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	200	195,000
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	203,312
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	252,000
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(a)	200	179,500
SABIC Capital II BV 4.00%, 10/10/23(a)	200	205,500
4.50%, 10/10/28(a)	400	425,000
Samba Funding Ltd., 2.75%, 10/02/24(a)	400	393,000
Saudi Arabian Oil Co. 3.50%, 04/16/29(a)	1,000	1,006,250
4.25%, 04/16/39(a)	1,000	1,034,495
4.38%, 04/16/49(a)	800	835,000
Saudi Electricity Global Sukuk Co. 3.47%, 04/08/23(a)	400	412,000
5.06%, 04/08/43(a)	400	421,500
Saudi Electricity Global Sukuk Co. 3 4.00%, 04/08/24(a)	400	417,000
5.50%, 04/08/44(a)	200	224,500
Saudi Electricity Global Sukuk Co. 4.22%, 01/27/24(a)	200	208,875
4.72%, 09/27/28(a)	400	439,875
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	415,250

		7,268,057

Singapore — 2.9%
DBS Group Holdings Ltd. 1.61%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(g)	200	196,213
3.30%, (Call 02/27/25)(a)(d)(e)	400	371,288
3.60%, (Call 09/07/21)(a)(d)(e)	200	198,063
4.52%, 12/11/28 (Call 12/11/23)(a)(e)	400	420,500
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(b)	210	222,206
GLP Pte Ltd., 3.88%, 06/04/25(a)	225	204,891
Olam International Ltd., 5.35%, (Call 07/20/21)(a)(d)(e)	300	263,812
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(a)	400	417,500
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	200	299,833
SingTel Group Treasury Pte Ltd. 2.38%, 10/03/26(a)	200	203,625
2.38%, 08/28/29 (Call 05/28/29)(a)	200	200,813

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Singapore (continued)
3.25%, 06/30/25(a)	$500	$533,437
3.88%, 08/28/28 (Call 05/28/28)(a)	200	223,500
United Overseas Bank Ltd. 3.50%, 09/16/26 (Call 09/16/21)(a)(e)	200	200,875
3.75%, 04/15/29 (Call 04/15/24)(a)(b)(e)	200	204,000
3.88%, (Call 10/19/23)(a)(d)(e)	400	389,875

		4,550,431

South Africa — 2.0%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	257	263,425
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(e)	200	190,313
Gold Fields Orogen Holdings BVI Ltd. 5.13%, 05/15/24 (Call 04/15/24)(a)	200	205,250
6.13%, 05/15/29 (Call 02/15/29)(a)	200	209,625
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/20)(a)	200	169,125
MTN Mauritius Investment Ltd. 4.76%, 11/11/24(a)	250	230,781
6.50%, 10/13/26(a)	200	191,937
Prosus NV 4.85%, 07/06/27 (Call 04/06/27)(a)	400	429,000
5.50%, 07/21/25 (Call 04/21/25)(a)	400	437,500
Sasol Financing International Ltd., 4.50%, 11/14/22	200	140,500
Sasol Financing USA LLC 5.88%, 03/27/24 (Call 02/27/24)	600	390,000
6.50%, 09/27/28 (Call 06/27/28)(b)	400	262,000

		3,119,456

South Korea — 4.5%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(e)	200	192,000
Hyundai Capital America, 3.50%, 11/02/26 (Call 09/02/26)(a)	400	377,375
Hyundai Capital Services Inc., 3.75%, 03/05/23(a)	400	396,928
Kia Motors Corp., 3.00%, 04/25/23(a)	200	198,000
Kookmin Bank 2.88%, 03/25/23(a)(b)	200	206,391
4.35%, (Call 07/02/24)(a)(d)(e)	200	192,250
Korea East-West Power Company Ltd., 2.63%, 06/19/22(a)	400	409,250
Korea Electric Power Corp., 2.50%, 06/24/24(a)	200	205,252
Korea Gas Corp. 3.50%, 07/21/25(a)(b)	200	217,187
3.88%, 02/12/24(a)	200	215,187
6.25%, 01/20/42(a)	200	298,750
Korea Hydro & Nuclear Power Co. Ltd. 3.00%, 09/19/22(a)	400	413,875
3.75%, 07/25/23(a)	200	212,500
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(d)(e)	200	196,313
LG Chem Ltd. 3.25%, 10/15/24(a)	200	205,103
3.63%, 04/15/29(a)	200	204,000
NongHyup Bank 2.88%, 07/17/22(a)	200	205,688
3.88%, 07/30/23(a)(b)	200	212,937
POSCO, 2.75%, 07/15/24(a)	400	398,608
Shinhan Bank Co. Ltd. 3.88%, 11/05/23(a)	200	213,750
3.88%, 03/24/26(a)(b)	200	198,000
Shinhan Financial Group Co. Ltd. 3.34%, 02/05/30 (Call 02/05/25)(a)(e)	200	202,500
5.88%, (Call 08/13/23)(a)(d)(e)	200	205,813
SK Hynix Inc., 3.00%, 09/17/24(a)	200	202,563

Security	Par (000)	Value

South Korea (continued)
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	$200	$200,250
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)	200	210,195
Woori Bank 4.25%, (Call 10/04/24)(a)(d)(e)	400	376,000
4.50%, (Call 09/27/21)(a)(d)(e)	200	198,813
5.25%, (Call 05/16/22)(a)(d)(e)	200	198,500

		7,163,978

Taiwan — 0.4%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	200	208,125
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	400	410,625

		618,750

Thailand — 1.8%
Bangkok Bank PCL/Hong Kong 3.73%, 09/25/34 (Call 09/25/29)(a)(e)	600	534,000
4.05%, 03/19/24(a)	400	420,375
4.45%, 09/19/28(a)	200	216,562
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(e)	400	353,750
PTT Global Chemical PCL, 4.25%, 09/19/22(a)	200	208,438
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)	200	186,000
Siam Commercial Bank PCL/Cayman Islands 2.75%, 05/16/23(a)	200	201,688
3.90%, 02/11/24(a)	200	209,312
4.40%, 02/11/29(a)	200	217,000
Thaioil Treasury Center Co. Ltd. 3.50%, 10/17/49(a)	200	169,250
5.38%, 11/20/48(a)	200	223,000

		2,939,375

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	185,000

Turkey — 4.2%
Akbank Turk AS 5.13%, 03/31/25(a)	200	182,563
7.20%, 03/16/27 (Call 03/16/22)(a)(e)	200	182,750
Arcelik AS, 5.00%, 04/03/23(a)	200	192,250
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	200	195,437
KOC Holding AS 5.25%, 03/15/23 (Call 12/15/22)(a)	200	195,677
6.50%, 03/11/25 (Call 12/11/24)(a)	200	196,062
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	300	295,594
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(a)	200	188,750
QNB Finansbank AS, 6.88%, 09/07/24(a)	200	199,437
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	200	175,000
Turk Telekomunikasyon AS 4.88%, 06/19/24(a)	200	188,000
6.88%, 02/28/25(a)	200	198,937
Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/25(a)	200	192,938
5.80%, 04/11/28 (Call 01/11/28)(a)	200	187,813
Turkiye Garanti Bankasi AS 5.88%, 03/16/23(a)	200	196,437
6.13%, 05/24/27 (Call 05/24/22)(a)(e)	400	337,500
Turkiye Is Bankasi AS 6.00%, 10/24/22(a)	400	373,125
6.13%, 04/25/24(a)	400	384,750

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Turkey (continued)
7.00%, 06/29/28 (Call 06/29/23)(a)(e)	$200	$172,063
7.75%, 01/22/30 (Call 01/22/25)(a)(e)	300	263,913
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	200	192,875
Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/23(a)	400	384,750
6.00%, 11/01/22(a)	200	186,313
8.13%, 03/28/24(a)	200	201,250
Yapi ve Kredi Bankasi AS 5.50%, 12/06/22(a)	200	180,938
5.85%, 06/21/24(a)	200	189,625
6.10%, 03/16/23(a)	200	194,813
8.25%, 10/15/24(a)	200	204,000
8.50%, 03/09/26 (Call 03/09/21)(a)(e)	300	285,281
13.88%, (Call 01/15/24)(a)(d)(e)	200	200,812

		6,719,653

Ukraine — 0.7%
DTEK Finance PLC, 10.75%, (10.75% PIK), 12/31/24 (Call 05/29/20)(f)	460	208,425
Metinvest BV 7.75%, 04/23/23 (Call 01/23/23)(a)	200	138,000
7.75%, 10/17/29(a)	200	128,063
8.50%, 04/23/26 (Call 01/23/26)(a)	400	267,250
MHP Lux SA, 6.95%, 04/03/26(a)	200	184,937
MHP SE, 7.75%, 05/10/24(a)	200	194,437

		1,121,112

United Arab Emirates — 4.8%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(a)	200	205,000
Abu Dhabi National Energy Co. PJSC 3.88%, 05/06/24(a)	200	209,562
4.00%, 10/03/49(a)	200	199,375
4.38%, 06/22/26(a)	200	214,250
4.88%, 04/23/30(a)	200	219,125
6.50%, 10/27/36(a)	200	241,562
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)	200	205,312
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	200	191,000
Aldar Sukuk Ltd., 4.75%, 09/29/25(a)	200	209,000
BOS Funding Ltd., 4.00%, 09/18/24(a)	200	182,000
DIB Sukuk Ltd., 3.63%, 02/06/23(a)	400	406,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	200	191,000
DP World Crescent Ltd. 3.75%, 01/30/30 (Call 10/30/29)(a)	200	180,000
3.88%, 07/18/29(a)	200	179,438
3.91%, 05/31/23(a)	200	198,000
4.85%, 09/26/28(a)	200	192,250
DP World PLC 5.63%, 09/25/48(a)	200	191,313
6.85%, 07/02/37(a)	500	550,750
Emaar Sukuk Ltd., 3.64%, 09/15/26(a)	200	176,750
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	195,000
Emirates NBD Bank PJSC 3.25%, 11/14/22(a)	200	202,687
6.13%, (Call 03/20/25)(a)(d)(e)	200	188,875
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	204,000
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	187,688
Fab Sukuk Co. Ltd. 3.63%, 03/05/23(a)	200	207,937
3.88%, 01/22/24(a)	200	210,750

Security	Par/ Shares (000)	Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC, 2.25%, 07/08/24, (3 mo. LIBOR US + 0.900%)(a)(g)	$400	$384,000
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	200	183,563
MAF Sukuk Ltd. 3.93%, 02/28/30(a)	200	173,438
4.64%, 05/14/29(a)	200	184,250
Mashreqbank PSC, 4.25%, 02/26/24(a)	200	199,062
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	200	195,750
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	200	235,500
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	200	64,160
SIB Sukuk Co. III Ltd., 4.23%, 04/18/23(a)	200	207,125

		7,565,472

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	235,625

Zambia — 1.0%
First Quantum Minerals Ltd. 6.50%,03/01/24 (Call 09/01/20)(a)	400	348,000
6.88%,03/01/26 (Call 03/01/21)(a)	400	346,000
7.25%,04/01/23 (Call 05/28/20)(a)	600	538,500
7.50%,04/01/25 (Call 05/28/20)(a)	400	348,625

		1,581,125

Total Corporate Bonds & Notes — 96.3% (Cost: $163,674,219)		153,519,881

Foreign Government Obligations(j)

Nigeria — 0.4%
Africa Finance Corp. 3.75%, 10/30/29(a)	200	182,345
3.88%, 04/13/24(a)	200	197,250
4.38%, 04/17/26(a)	200	201,342

		580,937

South Korea — 0.1%
Korea Gas Corp., 2.88%, 07/16/29(a)	200	211,250

Supranational — 0.5%
African Export-Import Bank (The) 3.99%, 09/21/29 (Call 06/23/29)(a)	400	364,000
5.25%, 10/11/23(a)	400	396,000

		760,000

Total Foreign Government Obligations — 1.0% (Cost: $1,640,527)		1,552,187

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(k)(l)(m)	13,585	13,599,517

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(k)(l)	1,947	$1,947,000

		15,546,517

Total Short-Term Investments — 9.8% (Cost: $15,531,683)		15,546,517

Total Investments in Securities — 107.1% (Cost: $180,846,429)		170,618,585

Other Assets, Less Liabilities — (7.1)%		(11,288,300)

Net Assets — 100.0%		$159,330,285

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(g)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(h)	Zero-coupon bond.
(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,273	(3,688)	13,585	$13,599,517	$63,260	(b)	$(9,262)	$12,074
BlackRock Cash Funds: Treasury, SL Agency Shares	1,688	259	1,947	1,947,000	7,806		—	—

				$15,546,517	$71,066		$(9,262)	$12,074

(a)	Includes realized capital gain distributions fromanaffiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value offinancial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$153,519,881	$—	$153,519,881
Foreign Government Obligations	—	1,552,187	—	1,552,187
Money Market Funds	15,546,517	—	—	15,546,517

	$15,546,517	$155,072,068	$—	$170,618,585

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.8%
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(a)	$400	$321,000
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(a)	550	321,269
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	300	218,250
YPF SA 6.95%, 07/21/27(a)	600	267,000
7.00%, 12/15/47 (Call 06/15/47)(a)	300	130,875
8.50%, 07/28/25(a)	850	405,344
8.50%, 06/27/29 (Call 03/27/29)(a)	250	114,140
8.75%, 04/04/24(a)	866	456,815

		2,234,693

Azerbaijan — 0.6%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	700	581,000
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,200	1,254,000

		1,835,000

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	600	577,650

Brazil — 13.9%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/25 (Call 12/10/24)(a)	400	374,600
5.50%, 01/31/23(a)	300	294,375
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	400	367,500
Banco do Brasil SA/Cayman 3.88%, 10/10/22	800	788,000
4.63%, 01/15/25(a)	600	582,075
4.75%, 03/20/24(a)	600	589,875
4.88%, 04/19/23(a)	600	601,688
5.88%, 01/19/23(a)	600	615,000
6.25%, (Call 04/15/24)(a)(b)(c)	1,000	825,156
9.00%, (Call 06/18/24)(a)(b)(c)	1,400	1,338,400
9.25%, (Call 04/15/23)(a)(b)(c)	600	599,400
BRF SA 4.75%, 05/22/24(a)	400	377,500
4.88%, 01/24/30 (Call 10/24/29)(a)	400	346,513
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	800	833,600
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	170,625
Cosan Ltd., 5.50%, 09/20/29 (Call 09/20/24)(a)	400	349,399
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 01/20/22)(a)	1,000	1,011,250
CSN Islands XII Corp., 7.00%, (Call 06/23/20)(a)(c)	700	422,188
CSN Resources SA 7.63%, 02/13/23 (Call 02/13/21)(a)	400	313,000
7.63%, 04/17/26 (Call 04/17/22)(a)	800	568,000
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	400	207,875
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 05/28/20)(a)	400	152,380
Itau Unibanco Holding SA/Cayman Island 4.50%, 11/21/29 (Call 11/21/24)(a)(b)	1,000	930,800
4.63%, (Call 02/27/25)(a)(b)(c)	400	327,524
5.13%, 05/13/23(a)	920	938,687
5.50%, 08/06/22(a)	960	979,200
6.13%, (Call 12/12/22)(a)(b)(c)	600	556,500
JBS Investments II GmbH 5.75%, 01/15/28 (Call 07/15/22)(a)	400	389,748
7.00%, 01/15/26 (Call 01/15/22)(a)	600	622,062
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)	550	549,313

Security	Par (000)	Value

Brazil (continued)
5.88%, 07/15/24 (Call 05/29/20)(a)	$400	$404,500
6.75%, 02/15/28 (Call 02/15/23)(a)	500	530,939
Klabin Austria GmbH 5.75%, 04/03/29 (Call 01/03/29)(a)	400	391,500
7.00%, 04/03/49 (Call 10/03/48)(a)	400	393,500
MARB BondCo PLC 6.88%, 01/19/25 (Call 01/19/21)(a)	600	572,411
7.00%, 03/15/24 (Call 05/28/20)(a)	400	389,240
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	900	873,000
NBM U.S. Holdings Inc. 6.63%, 08/06/29 (Call 08/06/24)(a)	400	372,380
7.00%, 05/14/26 (Call 05/14/22)(a)	400	385,000
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 12/01/20)(a)(d)	400	118,946
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(d)	600	46,763
Oi SA (4.00% PIK), 10.00%, 07/27/25(a)(d)	900	661,219
Petrobras Global Finance BV 4.38%, 05/20/23	756	733,320
5.09%, 01/15/30(a)	2,200	2,007,500
5.30%, 01/27/25	900	869,542
5.63%, 05/20/43	300	264,844
5.75%, 02/01/29	792	745,222
6.00%, 01/27/28	1,268	1,212,271
6.25%, 03/17/24	1,011	1,020,845
6.75%, 01/27/41	700	674,419
6.85%, 06/05/2115	1,233	1,152,855
6.88%, 01/20/40	700	680,050
6.90%, 03/19/49	1,000	959,956
7.25%, 03/17/44	986	980,022
7.38%, 01/17/27	1,301	1,369,042
8.75%, 05/23/26	1,079	1,199,848
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	1,000	898,500
Rumo Luxembourg Sarl 5.88%, 01/18/25 (Call 01/18/22)(a)	200	197,250
7.38%, 02/09/24 (Call 02/09/21)(a)	800	821,000
Ultrapar International SA 5.25%, 10/06/26(a)	400	373,880
5.25%, 06/06/29(a)	200	182,500
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	800	705,250

		39,209,747

Chile — 0.5%
AES Gener SA, 7.13%, 03/26/79 (Call 04/07/24)(a)(b)	400	379,750
Corp. Group Banking SA, 6.75%, 03/15/23 (Call 05/28/20)(a)	250	88,985
Latam Finance Ltd. 6.88%, 04/11/24 (Call 04/11/21)(a)	500	199,531
7.00%, 03/01/26 (Call 03/01/23)(a)	400	161,375
VTR Finance BV, 6.88%, 01/15/24 (Call 05/08/20)(a)	600	595,746

		1,425,387

China — 6.1%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(a)(b)(c)	800	730,000
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(a)	600	539,438
China Evergrande Group 7.50%, 06/28/23 (Call 06/28/20)(a)	700	549,062
8.75%, 06/28/25 (Call 06/28/21)(a)	2,600	2,037,750
10.50%, 04/11/24 (Call 04/11/22)(a)	400	335,000
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 04/09/22)(a)	400	375,375
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	400	415,000

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/24 (Call 11/07/22)(a)	$400	$390,500
Country Garden Holdings Co. Ltd. 4.75%, 07/25/22 (Call 07/25/20)(a)	400	391,750
4.75%, 09/28/23 (Call 09/28/20)(a)	400	387,625
Easy Tactic Ltd., 5.88%, 02/13/23 (Call 11/17/20)(a)	400	342,540
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	400	360,250
Kaisa Group Holdings Ltd. 8.50%,06/30/22 (Call 06/30/20)(a)	400	370,125
9.38%, 06/30/24 (Call 06/30/21)(a)	2,000	1,718,750
KWG Group Holdings Ltd. 5.88%, 11/10/24 (Call 11/10/21)(a)	400	363,375
6.00%,09/15/22 (Call 05/13/20)(a)	400	387,250
Lenovo Group Ltd., 4.75%, 03/29/23(a)	800	793,000
Overseas Chinese Town Asia Holdings Ltd., 4.30%, (Call 10/10/20)(a)(b)(c)	600	596,250
Proven Honour Capital Ltd. 4.13%, 05/19/25(a)	800	819,500
4.13%,05/06/26(a)	1,200	1,217,625
Scenery Journey Ltd., 13.75%, 11/06/23 (Call 11/06/21)(a)	300	277,125
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	600	600,562
Sunac China Holdings Ltd. 7.95%,08/08/22 (Call 08/08/20)(a)	400	399,250
8.35%, 04/19/23 (Call 04/19/21)(a)	400	399,375
Tsinghua Unic Ltd., 5.38%,01/31/23(a)	400	219,125
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(a)	600	515,625
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(b)(c)	600	586,698
Yuzhou Properties Co. Ltd. 8.30%, 05/27/25 (Call 11/27/22)(a)	400	348,000
8.38%, 10/30/24 (Call 10/30/22)(a)	400	361,625
8.50%, 02/26/24 (Call 02/26/22)(a)	400	370,500

		17,198,050

Colombia — 1.8%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)	550	501,188
Banco de Bogota SA 5.38%, 02/19/23(a)	200	199,781
6.25%,05/12/26(a)	600	595,500
Bancolombia SA 4.63%, 12/18/29 (Call 12/18/24)(b)	600	517,500
4.88%, 10/18/27 (Call 10/18/22)(b)	400	353,625
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 05/28/20)(a)	545	536,995
Grupo Aval Ltd. 4.38%,02/04/30 (Call 11/04/29)(a)	200	167,696
4.75%,09/26/22(a)	800	790,125
Millicom International Cellular SA 5.13%,01/15/28 (Call 09/15/22)(a)	200	184,625
6.00%, 03/15/25 (Call 05/08/20)(a)	300	300,660
6.25%,03/25/29 (Call 03/25/24)(a)	600	588,000
6.63%,10/15/26 (Call 10/15/21)(a)	400	408,000

		5,143,695

Ghana — 0.2%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(a)	400	245,250
Tullow Oil PLC, 7.00%,03/01/25 (Call 03/01/21)(a)	600	301,125

		546,375

Guatemala — 0.3%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 05/28/20)(a)	800	800,000

Security	Par (000)	Value

Hong Kong — 2.8%
Bank of East Asia Ltd. (The) 5.50%, (Call 12/02/20)(a)(b)(c)	$650	$618,922
5.88%, (Call 09/19/24)(a)(b)(c)	500	470,000
Celestial Dynasty Ltd., 4.25%, 06/27/29(a)	1,200	1,193,625
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(b)(c)	400	431,000
FWD Group Ltd., 6.38%, (Call 09/13/24)(a)(b)(c)	800	649,000
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(b)(c)	1,000	996,563
Li & Fung Ltd., 5.25%, (Call 11/03/21)(a)(c)	400	277,000
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(b)(c) .	800	756,136
New World China Land Ltd., 4.75%, 01/23/27(a)	400	423,750
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(a)(c)	1,000	963,750
NWD MTN Ltd., 4.13%, 07/18/29(a)	1,200	1,175,250

		7,954,996

India — 1.6%
ABJA Investment Co. Pte Ltd. 5.45%, 01/24/28(a)	600	481,446
5.95%, 07/31/24(a)	625	557,422
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	600	576,750
Delhi International Airport Ltd. 6.13%, 10/31/26(a)	200	176,500
6.45%, 06/04/29(a)	600	522,750
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)	200	54,686
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	400	352,500
Greenko Solar Mauritius Ltd. 5.55%, 01/29/25 (Call 01/29/21)(a)	600	529,500
5.95%,07/29/26 (Call 07/29/22)(a)	200	175,500
JSW Steel Ltd., 5.95%, 04/18/24(a)	400	333,375
Network i2i Ltd., 5.65%, (Call 01/15/25)(a)(b)(c)	200	179,500
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)	400	157,500
Vedanta Resources Ltd. 6.13%,08/09/24 (Call 08/09/21)(a)	400	140,851
6.38%,07/30/22(a)	600	219,375
7.13%,05/31/23(a)	300	109,875

		4,567,530

Indonesia — 0.8%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(a)	750	655,312
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	600	503,250
Medco Oak Tree Pte Ltd., 7.38%,05/14/26 (Call 05/14/23)(a)	1,000	610,000
Saka Energi Indonesia PT, 4.45%,05/05/24(a)	600	515,250

		2,283,812

Israel — 3.1%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	2,000	2,084,800
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	350	330,750
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 07/21/23	1,575	1,422,422
3.15%, 10/01/26	1,900	1,646,576
4.10%, 10/01/46	1,450	1,131,000
6.00%, 04/15/24 (Call 01/15/24)	800	793,500
6.75%, 03/01/28 (Call 12/01/27)	800	821,000
7.13%, 01/31/25 (Call 10/31/24)(a)	600	616,687

		8,846,735

Jamaica — 0.3%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)(e)	713	422,898
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(a)(e)	687	20,662

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jamaica (continued)
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24 (Call 05/25/21)(a)	$200	$185,250
Digicel Ltd., 6.75%, 03/01/23 (Call 05/13/20)(a)(e)	600	243,750

		872,560

Kazakhstan — 0.1%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 05/28/20)(a)	147	142,862
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 05/08/20)(a)	400	68,000

		210,862

Kuwait — 0.1%
Kuwait Projects Co. SPC Ltd., 4.23%, 10/29/26(a)	400	350,000

Macau — 1.4%
Melco Resorts Finance Ltd. 5.25%, 04/26/26 (Call 04/26/22)(a)	800	780,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	564,000
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/21)(a)	1,000	973,750
Wynn Macau Ltd. 4.88%, 10/01/24 (Call 10/01/20)(a)	800	770,000
5.13%, 12/15/29 (Call 12/15/24)(a)	800	772,000

		3,859,750

Mexico — 1.9%
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, (Call 09/27/24)(a)(b)(c)	900	710,550
BBVA Bancomer SA/Texas 5.13%, 01/18/33 (Call 01/17/28)(a)(b)	600	513,750
5.88%, 09/13/34 (Call 09/13/29)(a)(b)	350	307,125
6.75%, 09/30/22(a)	800	830,000
Braskem Idesa SAPI, 7.45%, 11/15/29 (Call 11/15/24)(a)	600	438,900
Cemex Finance LLC, 6.00%, 04/01/24 (Call 05/28/20)(a)	250	227,025
Cemex SAB de CV 5.45%, 11/19/29 (Call 11/19/24)(a)	700	574,000
5.70%, 01/11/25 (Call 05/28/20)(a)	600	543,150
6.13%, 05/05/25 (Call 05/28/20)(a)	400	358,750
7.75%, 04/16/26 (Call 04/16/21)(a)	600	559,830
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(b)(c)	200	198,687

		5,261,767

Netherlands — 0.1%
VEON Holdings BV, 4.00%, 04/09/25 (Call 01/09/25)(a)	400	409,600

Nigeria — 0.2%
IHS Netherlands Holdco BV 7.13%, 03/18/25 (Call 09/18/21)(a)	400	360,000
8.00%, 09/18/27 (Call 09/18/22)(a)	400	358,500

		718,500

Oman — 0.3%
Oztel Holdings SPC Ltd. 5.63%, 10/24/23(a)	600	549,000
6.63%, 04/24/28(a)	300	250,500

		799,500

Panama — 0.5%
C&W Senior Financing DAC 6.88%, 09/15/27 (Call 09/15/22)(a)	800	790,000
7.50%, 10/15/26 (Call 10/15/21)(a)	400	408,000
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	190,000

		1,388,000

Security	Par (000)	Value

Peru — 0.5%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	$550	$425,219
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	600	540,375
Peru LNG Srl, 5.38%, 03/22/30(a)	600	334,500

		1,300,094

Philippines — 0.6%
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	400	408,812
Jollibee Worldwide Pte Ltd., 3.90%, (Call 01/23/25)(a)(b)(c)	400	368,000
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(b)(c)	1,000	887,500

		1,664,312

Russia — 3.1%
Alfa Bank AO Via Alfa Bond Issuance PLC, 5.95%, 04/15/30 (Call 04/15/25)(a)(b)	800	768,704
Credit Bank of Moscow Via CBOM Finance PLC, 8.88%, (Call 11/10/22)(a)(b)(c)	400	317,000
Eurochem Finance DAC, 5.50%, 03/13/24(a)	600	640,524
Evraz PLC 5.25%, 04/02/24(a)	400	424,625
5.38%, 03/20/23(a)	500	527,500
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	600	627,750
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(a)	200	208,520
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	420,000
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	1,300	1,342,250
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(a)	400	396,500
VEON Holdings BV 4.95%, 06/16/24 (Call 03/16/24)(a)	400	418,250
5.95%, 02/13/23(a)	400	423,875
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	800	830,000
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(b)(c)	1,250	1,309,766

		8,655,264

Saudi Arabia — 0.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	800	642,750

South Africa — 1.7%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	445	456,117
Eskom Holdings SOC Ltd. 6.35%, 08/10/28(a)	600	535,687
6.75%, 08/06/23(a)	617	456,580
7.13%, 02/11/25(a)	860	621,350
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(b)	200	190,313
Gold Fields Orogen Holdings BVI Ltd. 5.13%, 05/15/24 (Call 04/15/24)(a)	200	205,250
6.13%, 05/15/29 (Call 02/15/29)(a)	400	419,250
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(a)	600	553,875
Sasol Financing USA LLC 5.88%, 03/27/24 (Call 02/27/24)	800	520,000
6.50%, 09/27/28 (Call 06/27/28)	400	262,000
Transnet SOC Ltd., 4.00%, 07/26/22(a)	671	613,126

		4,833,548

South Korea — 0.3%
Woori Bank 4.25%, (Call 10/04/24)(a)(b)(c)	400	376,000
5.00%, 06/10/45 (Call 06/10/20)(a)(b)	600	594,000

		970,000

Thailand — 0.2%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34 (Call 09/25/29)(a)(b)	600	534,000

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Turkey — 3.8%
Akbank Turk AS 5.00%, 10/24/22(a)	$300		$291,000
5.13%, 03/31/25(a)	400		365,125
7.20%, 03/16/27 (Call 03/16/22)(a)(b)	200		182,750
Arcelik AS, 5.00%, 04/03/23(a)	400		384,500
KOC Holding AS 5.25%, 03/15/23 (Call 12/15/22)(a)	400		391,355
6.50%, 03/11/25 (Call 12/11/24)(a)	400		392,125
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(a)	400		394,125
QNB Finansbank AS, 6.88%, 09/07/24(a)	400		398,875
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400		350,000
Turk Telekomunikasyon AS 4.88%,06/19/24(a)	400		376,000
6.88%, 02/28/25(a)	200		198,938
Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/25(a)	400		385,875
5.80%, 04/11/28 (Call 01/11/28)(a)	200		187,813
Turkiye Garanti Bankasi AS 5.25%, 09/13/22(a)	400		393,875
5.88%, 03/16/23(a)	300		294,656
6.13%, 05/24/27 (Call 05/24/22)(a)(b)	400		337,500
Turkiye Is Bankasi AS 6.00%, 10/24/22(a)	650		606,328
6.13%, 04/25/24(a)	800		769,500
7.00%, 06/29/28 (Call 06/29/23)(a)(b)	200		172,063
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	500		482,187
Turkiye Vakiflar Bankasi TAO 5.63%, 05/30/22(a)	0	(f)	0	(g)
5.75%, 01/30/23(a)	300		288,562
6.00%, 11/01/22(a)	500		465,781
8.13%, 03/28/24(a)	600		603,750
Yapi ve Kredi Bankasi AS 5.50%, 12/06/22(a)	600		542,812
5.85%, 06/21/24(a)	300		284,437
6.10%, 03/16/23(a)	200		194,813
8.25%, 10/15/24(a)	400		408,000
8.50%, 03/09/26 (Call 03/09/21)(a)(b)	400		380,375
13.88%, (Call 01/15/24)(a)(b)(c)	200		200,813

			10,723,933

Ukraine — 0.5%
DTEK Finance PLC, 10.75%, (10.75% PIK),12/31/24 (Call 05/29/20)(a)	800		362,500
Metinvest BV 7.75%, 04/23/23 (Call 01/23/23)(a)	400		276,000
7.75%, 10/17/29(a)	200		128,063
8.50%, 04/23/26 (Call 01/23/26)(a)	400		267,250
MHP SE, 7.75%, 05/10/24(a)	400		388,875

			1,422,688

United Arab Emirates — 0.9%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(b)(c)	600		573,000
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(b)(c)	600		573,000
Emirates NBD Bank PJSC, 6.13%, (Call 03/20/25)(a)(b)(c)	600		566,625
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	600		550,687
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a) .	500		160,400

			2,423,712

Security	Par (000)	Value

Zambia — 0.8%
First Quantum Minerals Ltd. 6.88%,03/01/26 (Call 03/01/21)(a)	$1,200	$1,038,000
7.25%,04/01/23 (Call 05/28/20)(a)	1,400	1,256,500

		2,294,500

Total Corporate Bonds & Notes — 50.2% (Cost: $161,123,647)		141,959,010

Foreign Government Obligations(h)

Angola — 0.7%
Angolan Government International Bond 8.00%, 11/26/29(a)	1,400	602,000
9.13%, 11/26/49(a)	1,400	598,063
9.50%, 11/12/25(a)	1,400	661,500

		1,861,563

Argentina — 1.9%
Argentine Republic Government International Bond 4.63%, 01/11/23(e)	800	224,750
5.88%, 01/11/28(e)	2,250	551,250
6.63%, 07/06/28(e)	400	100,125
6.88%, 01/26/27(e)	2,024	500,940
6.88%, 01/11/48(e)	1,550	359,406
7.13%, 07/06/36(e)	920	219,937
7.13%, 06/28/2117(e)	1,531	355,479
7.50%, 04/22/26(e)	3,455	918,814
7.63%, 04/22/46(e)	1,431	350,595
8.28%, 12/31/33(e)	743	251,254
Series NY, 3.75%, 12/31/38(e)(i)	2,750	866,250
Series NY, 8.28%, 12/31/33(e)	1,657	582,095

		5,280,895

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(a)	1,000	1,007,500
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(a)	400	400,250

		1,407,750

Bahrain — 2.2%
Bahrain Government International Bond 5.63%,09/30/31(a)	600	539,250
6.00%, 09/19/44(a)	800	677,000
6.13%, 07/05/22(a)	1,000	1,001,875
6.13%, 08/01/23(a)	1,000	1,000,937
6.75%, 09/20/29(a)	600	580,875
7.00%, 01/26/26(a)	800	797,750
7.00%, 10/12/28(a)	900	893,813
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	800	784,000

		6,275,500

Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	200	162,438

Brazil — 6.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(a)	800	830,000
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(a)	800	800,500
Brazilian Government International Bond 2.63%, 01/05/23	1,100	1,103,437
4.25%, 01/07/25	2,148	2,224,522
4.50%, 05/30/29 (Call 02/28/29)	800	798,000
4.63%, 01/13/28 (Call 10/13/27)	1,700	1,759,500
4.75%, 01/14/50 (Call 07/14/49)	1,150	1,027,813

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
5.00%, 01/27/45	$1,526	$1,420,611
5.63%, 01/07/41	1,317	1,311,650
5.63%, 02/21/47	1,500	1,507,500
6.00%, 04/07/26	1,414	1,549,656
7.13%, 01/20/37	1,060	1,199,787
8.25%, 01/20/34	750	916,406
8.88%, 04/15/24	520	634,238

		17,083,620

Costa Rica — 0.7%
Costa Rica Government International Bond 4.25%,01/26/23(a)	600	534,750
6.13%, 02/19/31(a)	600	488,813
7.00%, 04/04/44(a)	462	352,419
7.16%, 03/12/45(a)	800	617,750

		1,993,732

Dominican Republic — 2.5%
Dominican Republic International Bond 5.50%, 01/27/25(a)	700	653,625
5.88%, 04/18/24(a)	540	520,256
5.88%, 01/30/60(j)	850	667,250
5.95%, 01/25/27(a)	1,000	900,000
6.00%, 07/19/28(a)	900	807,188
6.40%, 06/05/49(a)	600	487,125
6.50%, 02/15/48(a)	600	490,200
6.85%, 01/27/45(a)	990	845,213
6.88%, 01/29/26(a)	1,003	958,492
7.45%, 04/30/44(a)	950	851,734

		7,181,083

Ecuador — 0.9%
Ecuador Government International Bond 7.88%, 01/23/28(a)(e)	1,800	508,500
7.95%, 06/20/24(a)(e)	800	248,800
8.75%, 06/02/23(a)(e)	1,400	428,400
8.88%, 10/23/27(a)(e)	1,300	362,700
9.50%, 03/27/30(a)(e)	800	232,000
9.63%, 06/02/27(a)(e)	600	168,300
9.65%, 12/13/26(a)(e)	1,200	336,600
10.75%, 01/31/29(a)(e)	1,000	285,000

		2,570,300

Egypt — 2.5%
Egypt Government International Bond 5.58%,02/21/23(a)	800	776,750
5.88%, 06/11/25(a)	1,000	943,750
6.59%, 02/21/28(a)	814	743,284
7.05%, 01/15/32(a)	600	530,250
7.50%, 01/31/27(a)	1,000	967,500
7.60%, 03/01/29(a)	600	569,250
7.90%, 02/21/48(a)	800	689,250
8.50%, 01/31/47(a)	1,300	1,157,812
8.70%, 03/01/49(a)	800	716,250

		7,094,096

El Salvador — 0.3%
El Salvador Government International Bond 7.12%, 01/20/50 (Call 07/20/49)(a)	550	415,078
7.65%, 06/15/35(a)	600	475,313

		890,391

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	400	344,250

Security	Par (000)	Value

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(j)	$400	$281,000

Ghana — 1.0%
Ghana Government International Bond 7.63%, 05/16/29(a)	800	610,000
8.13%, 01/18/26(a)	470	383,050
8.13%, 03/26/32(a)	900	688,500
8.63%, 06/16/49(a)	800	604,000
8.95%, 03/26/51(a)	700	528,500

		2,814,050

Iraq — 0.5%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/14/20)(a)	2,000	1,450,000

Ivory Coast — 0.5%
Ivory Coast Government International Bond 5.75%,12/31/32 (Call 06/30/20)(a)(i)	342	298,823
6.13%,06/15/33(a)	600	516,375
6.38%,03/03/28(a)	700	623,000

		1,438,198

Jamaica — 0.9%
Jamaica Government International Bond 6.75%,04/28/28	800	799,500
7.88%,07/28/45	900	943,312
8.00%,03/15/39	700	737,188

		2,480,000

Jordan — 0.5%
Jordan Government International Bond 5.75%,01/31/27(a)	600	573,375
6.13%, 01/29/26(a)	400	394,125
7.38%, 10/10/47(a)	600	555,188

		1,522,688

Kenya — 0.9%
Kenya Government International Bond 6.88%,06/24/24(a)	1,400	1,270,500
8.00%, 05/22/32(a)	600	541,312
8.25%, 02/28/48(a)	800	713,000

		2,524,812

Lebanon — 0.3%
Lebanon Government International Bond 6.00%, 01/27/23(a)(e)	600	94,500
6.10%, 10/04/22(a)(e)	900	141,750
6.60%, 11/27/26(a)(e)	550	86,969
6.60%, 11/27/26(a)	300	47,438
6.65%, 02/26/30(a)(e)	740	116,550
6.75%, 11/29/27(a)(e)	500	78,750
6.85%, 03/23/27(a)(e)	650	103,187
7.00%, 03/23/32(a)(e)	500	78,906

		748,050

Malaysia — 0.6%
1MDB Global Investments Ltd., 4.40%, 03/09/23(a)	2,000	1,768,125

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 12/05/22(a)	200	177,250

Nigeria — 1.3%
Nigeria Government International Bond 6.50%, 11/28/27(a)	800	602,750
7.14%, 02/23/30(a)	514	386,946
7.63%, 11/21/25(a)	500	418,125
7.63%, 11/28/47(a)	800	584,750

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria (continued)
7.70%, 02/23/38(a)	$800	$590,000
7.88%, 02/16/32(a)	800	606,750
8.75%, 01/21/31(a)	600	480,000

		3,669,321

Oman — 2.7%
Oman Government International Bond 4.75%, 06/15/26(a)	3,100	2,354,062
5.63%, 01/17/28(a)	2,600	1,982,500
6.50%, 03/08/47(a)	1,000	693,750
6.75%, 01/17/48(a)	1,400	981,750
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(a)	1,800	1,697,625

		7,709,687

Pakistan — 0.5%
Pakistan Government International Bond 6.88%, 12/05/27(a)	1,000	863,750
8.25%, 04/15/24(a)	677	637,649

		1,501,399

Paraguay —0.2%
Paraguay Government International Bond, 6.10%, 08/11/44(a)	600	654,750

Senegal — 0.3%
Senegal Government International Bond 6.25%, 05/23/33(a)	500	437,969
6.75%, 03/13/48(a)	600	499,687

		937,656

South Africa — 3.0%
Republic of South Africa Government International Bond 4.30%, 10/12/28	800	670,000
4.67%, 01/17/24	1,000	988,125
4.85%, 09/27/27	600	539,062
4.85%, 09/30/29	1,100	943,250
4.88%, 04/14/26	700	649,906
5.00%, 10/12/46	400	299,250
5.38%, 07/24/44	700	542,719
5.65%, 09/27/47	800	630,000
5.75%, 09/30/49	1,500	1,168,125
5.88%, 09/16/25	1,186	1,183,035
5.88%, 06/22/30	800	732,000

		8,345,472

Sri Lanka — 1.2%
Sri Lanka Government International Bond 5.75%, 04/18/23(a)	600	350,523
5.88%, 07/25/22(a)	562	346,814
6.20%, 05/11/27(a)	800	454,000
6.75%, 04/18/28(a)	700	387,625
6.83%, 07/18/26(a)	600	341,250
6.85%, 03/14/24(a)	500	293,440
6.85%, 11/03/25(a)	700	399,570
7.55%, 03/28/30(a)	800	451,000
7.85%, 03/14/29(a)	700	393,687

		3,417,909

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	600	541,500

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(a)	400	335,750

Security	Par (000)	Value

Turkey —9.9%
Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/23(a)	$1,200	$1,150,500
Turkey Government International Bond 3.25%, 03/23/23	900	829,969
4.25%, 03/13/25	800	711,750
4.25%, 04/14/26	600	516,188
4.88%, 10/09/26	1,710	1,504,266
4.88%, 04/16/43	1,379	1,001,499
5.13%, 02/17/28	1,000	870,000
5.25%, 03/13/30	1,000	831,250
5.60%, 11/14/24	1,300	1,239,062
5.75%, 03/22/24	1,450	1,399,250
5.75%, 05/11/47	2,026	1,537,227
6.00%, 03/25/27	1,521	1,397,894
6.00%, 01/14/41	1,703	1,364,529
6.13%, 10/24/28	1,000	911,250
6.25%, 09/26/22	1,383	1,385,593
6.35%, 08/10/24	1,150	1,127,359
6.63%, 02/17/45	1,479	1,243,747
6.75%, 05/30/40	875	752,500
6.88%, 03/17/36	1,591	1,434,883
7.25%, 12/23/23	1,000	1,011,250
7.25%, 03/05/38	650	607,750
7.38%, 02/05/25	1,570	1,589,625
7.63%, 04/26/29	1,700	1,674,500
8.00%, 02/14/34	813	823,162
11.88%, 01/15/30	800	1,007,250

		27,922,253

Ukraine — 2.2%
Ukraine Government International Bond 7.38%, 09/25/32(a)	1,500	1,328,906
7.75%, 09/01/22(a)	800	760,000
7.75%, 09/01/23(a)	675	639,563
7.75%, 09/01/24(a)	718	678,510
7.75%, 09/01/25(a)	736	687,424
7.75%, 09/01/26(a)	500	464,000
7.75%, 09/01/27(a)	848	781,008
9.75%, 11/01/28(a)	1,000	980,000

		6,319,411

Venezuela — 0.3%
Venezuela Government International Bond 7.65%, 04/21/25(a)(e)	658	55,930
9.00%, 05/07/23(a)(e)	1,037	88,145
9.25%, 09/15/27(e)	1,962	166,770
9.38%, 01/13/34(e)	730	62,050
11.75%, 10/21/26(a)(e)	1,435	121,975
11.95%, 08/05/31(a)(e)	2,030	172,550
12.75%, 08/23/22(a)(e)	1,430	121,550

		788,970

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	619,150

Zambia — 0.1%
Zambia Government International Bond 8.50%, 04/14/24(a)	600	195,562
8.97%,07/30/27(a)	600	193,313

		388,875

Total Foreign Government Obligations — 46.1% (Cost: $180,399,094)		130,501,894

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(k)(l)	6,179	$6,179,000

Total Short-Term Investments — 2.2% (Cost: $6,179,000)		6,179,000

Total Investments in Securities — 98.5% (Cost: $347,701,741)		278,639,904

Other Assets, Less Liabilities — 1.5%		4,165,599

Net Assets — 100.0%		$282,805,503

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Rounds to less than 1,000.
(g)	Rounds to less than $1.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,849	2,330	6,179	$6,179,000	$33,580	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$141,959,010	$—	$141,959,010
Foreign Government Obligations	—	130,501,894	—	130,501,894
Money Market Funds	6,179,000	—	—	6,179,000

	$6,179,000	$272,460,904	$—	$278,639,904

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) April 30, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 8.5%
Brazil Letras do Tesouro Nacional 0.00%, 07/01/21(a)	BRL	17,037	$3,035,718
0.00%, 01/01/22(a)	BRL	18,524	3,221,224
0.00%, 07/01/22(a)	BRL	15,000	2,531,872
0.00%, 07/01/23(a)	BRL	28,000	4,376,212
0.00%, 01/01/24(a)	BRL	7,000	1,049,239
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/23	BRL	24,557	5,096,017
Series F, 10.00%, 01/01/25	BRL	20,399	4,299,581
Series F, 10.00%, 01/01/27	BRL	17,193	3,632,636
Series F, 10.00%, 01/01/29	BRL	9,263	1,965,944
Brazilian Government International Bond 8.50%, 01/05/24	BRL	500	93,924
10.25%, 01/10/28	BRL	1,420	273,957
12.50%, 01/05/22	BRL	707	143,583

			29,719,907

Chile — 4.5%
Bonos de la Tesoreria de la Republica en pesos 4.00%, 03/01/23(b)(c)	CLP	1,600,000	2,078,053
4.50%, 03/01/26	CLP	2,250,000	3,068,899
4.70%, 09/01/30(b)(c)	CLP	1,900,000	2,683,493
5.00%, 03/01/35	CLP	2,795,000	4,183,921
6.00%, 01/01/43	CLP	2,165,000	3,743,430

			15,757,796

China — 2.9%
China Government Bond 2.94%, 10/17/24	CNY	10,610	1,576,314
3.12%, 12/05/26	CNY	9,320	1,385,607
3.13%, 11/21/29	CNY	11,040	1,639,088
3.19%, 04/11/24	CNY	12,580	1,878,048
3.25%, 06/06/26	CNY	12,400	1,858,740
3.29%, 05/23/29	CNY	12,190	1,826,880

			10,164,677

Colombia — 4.3%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	218,062
Colombian TES 6.00%, 04/28/28	COP	8,794,200	2,140,861
6.25%, 11/26/25	COP	5,636,100	1,456,142
7.00%, 05/04/22	COP	10,139,900	2,724,332
7.00%, 06/30/32	COP	5,470,100	1,378,421
7.25%, 10/18/34	COP	3,314,400	845,231
7.50%, 08/26/26	COP	8,030,600	2,190,255
7.75%, 09/18/30	COP	5,458,100	1,463,806
10.00%, 07/24/24	COP	8,130,300	2,435,284

			14,852,394

Czech Republic — 4.4%
Czech Republic Government Bond 0.25%, 02/10/27	CZK	31,180	1,190,811
0.45%, 10/25/23(c)	CZK	24,170	972,230
0.95%, 05/15/30(c)	CZK	37,660	1,486,795
1.00%, 06/26/26(c)	CZK	39,480	1,589,238
2.00%, 10/13/33	CZK	29,330	1,282,058
2.40%, 09/17/25(c)	CZK	30,640	1,329,932
2.50%, 08/25/28(c)	CZK	43,880	1,966,233
2.75%, 07/23/29	CZK	38,480	1,769,719
3.85%, 09/29/21(c)	CZK	32,750	1,388,748

Security		Par (000)	Value

Czech Republic (continued)
4.70%, 09/12/22(c)	CZK	23,680	$1,052,006
5.70%, 05/25/24(c)	CZK	30,480	1,472,992

			15,500,762

Dominican Republic — 4.0%
Dominican Republic International Bond 8.90%, 02/15/23(c)	DOP	389,700	6,148,482
9.75%, 06/05/26(c)	DOP	508,900	7,696,117

			13,844,599

Hungary — 4.4%
Hungary Government Bond 1.75%, 10/26/22	HUF	441,720	1,387,914
2.50%, 10/27/21	HUF	314,320	998,112
2.50%, 10/24/24	HUF	445,600	1,448,289
2.75%, 12/22/26	HUF	380,030	1,259,396
3.00%, 06/26/24	HUF	442,420	1,461,254
3.00%, 10/27/27	HUF	607,770	2,035,267
3.00%, 08/21/30	HUF	329,650	1,109,164
5.50%, 06/24/25	HUF	607,640	2,260,267
6.00%, 11/24/23	HUF	374,260	1,347,978
6.75%, 10/22/28	HUF	252,380	1,072,503
7.00%, 06/24/22	HUF	325,530	1,138,114

			15,518,258

Indonesia — 8.5%
Indonesia Treasury Bond 5.63%, 05/15/23	IDR	18,380,000	1,192,383
6.13%, 05/15/28	IDR	23,496,000	1,411,340
6.50%, 06/15/25	IDR	14,622,000	952,027
6.63%, 05/15/33	IDR	16,767,000	984,040
7.00%, 05/15/22	IDR	21,359,000	1,450,258
7.00%, 05/15/27	IDR	22,863,000	1,470,917
7.00%, 09/15/30	IDR	20,867,000	1,309,536
7.50%, 08/15/32	IDR	7,610,000	483,715
7.50%, 06/15/35	IDR	11,967,000	763,072
7.50%, 05/15/38	IDR	15,632,000	982,057
8.13%, 05/15/24	IDR	21,224,000	1,473,195
8.25%, 07/15/21	IDR	21,827,000	1,504,779
8.25%, 05/15/29	IDR	25,582,000	1,748,390
8.25%, 06/15/32	IDR	13,183,000	888,911
8.25%, 05/15/36	IDR	16,922,000	1,142,733
8.38%, 03/15/24	IDR	25,561,000	1,778,530
8.38%, 09/15/26	IDR	24,637,000	1,707,251
8.38%, 03/15/34	IDR	33,753,000	2,304,280
8.38%, 04/15/39	IDR	9,317,000	632,616
8.75%, 05/15/31	IDR	16,167,000	1,133,592
9.00%, 03/15/29	IDR	17,983,000	1,282,082
9.50%, 07/15/31	IDR	5,720,000	420,300
10.50%, 08/15/30	IDR	6,985,000	546,121
11.00%, 09/15/25	IDR	1,084,000	82,985
12.80%, 06/15/21	IDR	5,677,000	408,935
Perusahaan Penerbit SBSN Indonesia 8.25%, 09/15/23	IDR	8,832,000	611,156
8.88%, 11/15/31	IDR	13,500,000	941,918

			29,607,119

Malaysia — 4.4%
Malaysia Government Bond 3.48%, 06/14/24	MYR	1,666	401,220
3.62%, 11/30/21	MYR	2,340	554,403
3.73%, 06/15/28	MYR	2,777	683,567
3.76%, 04/20/23	MYR	1,950	469,923

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
3.80%, 08/17/23	MYR	2,620	$634,375
3.89%, 08/15/29	MYR	3,605	906,356
3.90%, 11/30/26	MYR	1,355	336,576
3.90%, 11/16/27	MYR	3,857	961,341
3.91%, 07/15/26	MYR	2,014	498,254
3.96%, 09/15/25	MYR	3,836	954,673
4.06%, 09/30/24	MYR	3,201	788,474
4.16%, 07/15/21	MYR	4,008	951,338
4.18%, 07/15/24	MYR	3,282	811,333
4.76%, 04/07/37	MYR	3,424	932,088
Malaysia Government Investment Issue 3.73%, 03/31/26	MYR	2,700	662,394
3.95%, 04/14/22	MYR	3,540	846,548
4.09%, 11/30/23	MYR	2,600	636,627
4.13%, 08/15/25	MYR	3,955	984,150
4.13%, 07/09/29	MYR	3,126	792,352
4.26%, 07/26/27	MYR	2,796	709,620
4.37%, 10/31/28	MYR	3,793	975,661

			15,491,273

Mexico — 8.4%
Mexican Bonos 6.75%, 03/09/23	MXN	11,500	501,404
7.25%, 12/09/21	MXN	43,480	1,881,478
7.50%, 06/03/27	MXN	64,185	2,891,230
8.50%, 05/31/29	MXN	57,900	2,744,559
8.50%, 11/18/38	MXN	36,105	1,656,426
10.00%, 12/05/24	MXN	60,623	3,002,508
10.00%, 11/20/36	MXN	23,523	1,239,035
Series M, 5.75%, 03/05/26	MXN	35,362	1,477,689
Series M, 6.50%, 06/10/21	MXN	52,448	2,230,828
Series M, 6.50%, 06/09/22	MXN	64,023	2,753,836
Series M, 7.75%, 05/29/31	MXN	26,307	1,175,506
Series M, 7.75%, 11/23/34	MXN	19,000	844,112
Series M, 7.75%, 11/13/42	MXN	36,440	1,536,795
Series M, 8.00%, 12/07/23	MXN	48,615	2,214,999
Series M, 8.00%, 09/05/24	MXN	38,300	1,763,392
Series M, 8.00%, 11/07/47	MXN	31,750	1,372,736

			29,286,533

Peru — 4.4%
Peru Government Bond 5.35%, 08/12/40(b)(c)	PEN	3,752	1,054,092
5.40%, 08/12/34(b)(c)	PEN	3,917	1,191,054
5.70%, 08/12/24	PEN	2,714	922,989
5.94%, 02/12/29(b)(c)	PEN	6,142	2,046,831
6.15%, 08/12/32(b)(c)	PEN	5,064	1,658,662
6.35%, 08/12/28	PEN	6,230	2,139,929
6.90%, 08/12/37	PEN	6,677	2,256,396
6.95%, 08/12/31	PEN	6,169	2,159,590
8.20%, 08/12/26	PEN	5,159	1,946,571

			15,376,114

Philippines — 4.3%
Philippine Government International Bond 3.90%, 11/26/22	PHP	254,000	4,900,479
6.25%, 01/14/36	PHP	452,000	9,996,774

			14,897,253

Poland — 5.8%
Republic of Poland Government Bond 1.75%, 07/25/21	PLN	6,811	1,670,682
2.25%, 04/25/22	PLN	6,576	1,640,828

Security		Par (000)	Value

Poland (continued)
2.25%, 10/25/24	PLN	5,604	$1,440,099
2.50%, 01/25/23	PLN	6,239	1,585,953
2.50%, 04/25/24	PLN	6,848	1,770,477
2.50%, 07/25/26	PLN	7,126	1,863,465
2.50%, 07/25/27	PLN	6,269	1,642,431
2.75%, 04/25/28	PLN	7,508	2,001,777
2.75%, 10/25/29	PLN	5,221	1,402,269
3.25%, 07/25/25	PLN	6,532	1,761,021
4.00%, 10/25/23	PLN	4,663	1,257,084
5.75%, 10/25/21	PLN	3,259	848,474
5.75%, 09/23/22	PLN	4,932	1,336,915

			20,221,475

Romania — 4.3%
Romania Government Bond 3.25%, 04/29/24	RON	5,565	1,230,757
3.40%, 03/08/22	RON	5,355	1,211,927
3.50%, 12/19/22	RON	4,025	908,196
4.00%, 10/27/21	RON	5,745	1,313,554
4.25%, 06/28/23	RON	5,730	1,313,644
4.75%, 02/24/25	RON	7,380	1,719,846
4.85%, 04/22/26	RON	1,610	378,228
5.00%, 02/12/29	RON	8,605	1,977,170
5.80%, 07/26/27	RON	8,060	1,976,125
5.85%, 04/26/23	RON	6,500	1,555,853
5.95%, 06/11/21	RON	6,130	1,429,434

			15,014,734

Russia — 5.0%
Russian Federal Bond - OFZ 6.50%, 02/28/24	RUB	48,459	676,635
6.90%, 05/23/29	RUB	90,538	1,302,423
7.00%, 12/15/21	RUB	61,167	847,965
7.00%, 01/25/23	RUB	33,312	468,290
7.00%, 08/16/23	RUB	42,159	596,228
7.05%, 01/19/28	RUB	59,753	867,059
7.10%, 10/16/24	RUB	64,677	923,414
7.15%, 11/12/25	RUB	45,156	651,631
7.25%, 05/10/34	RUB	81,694	1,215,831
7.40%, 12/07/22	RUB	64,677	917,205
7.40%, 07/17/24	RUB	74,013	1,067,867
7.50%, 08/18/21	RUB	65,550	909,959
7.60%, 07/20/22	RUB	46,729	661,099
7.65%, 04/10/30	RUB	29,192	441,448
7.70%, 03/23/33	RUB	88,395	1,357,385
7.70%, 03/16/39	RUB	31,654	497,501
7.75%, 09/16/26	RUB	82,744	1,238,887
7.95%, 10/07/26	RUB	56,927	860,009
8.15%, 02/03/27	RUB	48,226	738,839
8.50%, 09/17/31	RUB	71,080	1,145,921

			17,385,596

South Africa — 4.4%
Republic of South Africa Government Bond 6.25%, 03/31/36	ZAR	19,688	674,586
6.50%, 02/28/41	ZAR	18,316	598,920
7.00%, 02/28/31	ZAR	22,759	957,667
7.75%, 02/28/23	ZAR	18,138	1,042,365
8.00%, 01/31/30	ZAR	37,257	1,744,098
8.25%, 03/31/32	ZAR	25,304	1,144,161
8.50%, 01/31/37	ZAR	30,689	1,297,883
8.75%, 01/31/44	ZAR	28,813	1,186,831

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa (continued)
8.75%, 02/28/48	ZAR	47,316	$1,931,906
8.88%, 02/28/35	ZAR	24,765	1,111,123
9.00%, 01/31/40	ZAR	21,549	928,113
10.50%, 12/21/26	ZAR	46,945	2,815,968

			15,433,621

Thailand — 6.4%
Thailand Government Bond 1.45%, 12/17/24	THB	24,070	759,626
1.60%, 12/17/29	THB	9,060	289,922
1.60%, 06/17/35	THB	17,785	564,971
1.88%, 06/17/22	THB	40,106	1,264,494
2.00%, 12/17/22	THB	40,281	1,280,348
2.13%, 12/17/26	THB	42,127	1,382,171
2.40%, 12/17/23	THB	35,942	1,168,022
2.88%, 12/17/28	THB	35,570	1,247,011
2.88%, 06/17/46	THB	40,854	1,427,573
3.30%, 06/17/38	THB	41,555	1,630,830
3.40%, 06/17/36	THB	30,159	1,170,354
3.63%, 06/16/23	THB	39,163	1,310,653
3.65%, 12/17/21	THB	51,267	1,652,632
3.65%, 06/20/31	THB	46,584	1,753,466
3.78%, 06/25/32	THB	46,122	1,791,388
3.85%, 12/12/25	THB	47,616	1,692,425
4.26%, 12/12/37(c)	THB	470	18,868
4.88%, 06/22/29	THB	46,725	1,902,023

			22,306,777

Turkey — 4.3%
Turkey Government Bond 7.10%, 03/08/23	TRY	9,450	1,246,570
8.00%, 03/12/25	TRY	8,298	1,043,563
8.50%, 09/14/22	TRY	5,834	817,987
9.00%, 07/24/24	TRY	6,745	904,223
9.20%, 09/22/21	TRY	6,779	976,188
9.50%, 01/12/22	TRY	5,051	727,299
10.40%, 03/20/24	TRY	4,792	674,630
10.50%, 08/11/27	TRY	8,925	1,216,900
10.60%, 02/11/26	TRY	10,871	1,505,562
10.70%, 08/17/22	TRY	6,352	932,875
11.00%, 03/02/22	TRY	8,852	1,301,932
11.00%, 02/24/27	TRY	6,988	978,790
12.20%, 01/18/23	TRY	7,036	1,055,979
12.40%, 03/08/28	TRY	4,785	717,117
16.20%, 06/14/23	TRY	4,588	753,562

			14,853,177

Uruguay — 4.4%
Uruguay Government International Bond 8.50%, 03/15/28(c)	UYU	349,625	6,858,425
9.88%, 06/20/22(c)	UYU	383,874	8,453,155

			15,311,580

Total Foreign Government Obligations — 97.6% (Cost: $385,667,614)			340,543,645

Total Investments in Securities — 97.6% (Cost: $385,667,614)			340,543,645

Other Assets, Less Liabilities — 2.4%			8,302,752

Net Assets — 100.0%			$348,846,397

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,933	(6,933)	—	$—	$21,564	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$340,543,645	$—	$340,543,645

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.2%
FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/27 (Call 06/15/27)(a)(b)	USD	75	$73,463
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	100	100,090
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	USD	65	65,455
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	101,220

			340,228

Austria — 0.1%
Novomatic AG, 1.63%, 09/20/23	EUR	100	97,881
Wienerberger AG, 2.00%, 05/02/24(c)	EUR	50	53,708

			151,589

Belgium — 0.2%
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	207,450
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(c)	EUR	100	112,183

			319,633

Bermuda — 0.1%
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	USD	265	196,100

Brazil — 0.6%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	207,604
JBS USA LUX SA/JBS USA Finance Inc. 5.88%, 07/15/24 (Call 06/01/20)(a)	USD	110	111,801
6.75%, 02/15/28 (Call 02/15/23)(a)	USD	125	132,452
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	USD	160	163,600
6.50%, 04/15/29 (Call 04/15/24)(a)	USD	180	189,765

			805,222

Canada — 3.3%
1011778 BC ULC/New Red Finance Inc. 3.88%, 01/15/28 (Call 09/15/22)(a)	USD	95	92,082
4.25%, 05/15/24 (Call 05/29/20)(a)	USD	190	190,059
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	USD	95	92,358
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	355	356,775
5.75%, 04/15/25 (Call 04/15/22)(a)	USD	15	15,853
Air Canada, 7.75%, 04/15/21(a)	USD	50	48,625
Bombardier Inc. 5.75%, 03/15/22(a)	USD	65	48,287
6.00%, 10/15/22 (Call 05/29/20)(a)	USD	150	111,000
6.13%, 01/15/23(a)	USD	155	110,050
7.50%, 12/01/24 (Call 12/01/20)(a)	USD	125	83,047
7.50%, 03/15/25 (Call 05/29/20)(a)	USD	185	119,325
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	245	158,637
8.75%, 12/01/21(a)	USD	130	108,485
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp. 4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	41,250
6.13%, 05/15/23 (Call 05/28/20)(a)	CAD	35	24,317
6.25%, 09/15/27 (Call 09/15/22)(a)	USD	82	75,254
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 10/21/20)	CAD	40	21,124
Crew Energy Inc., 6.50%, 03/14/24 (Call 05/28/20)(a)	CAD	40	15,422
Garda World Security Corp. 4.63%, 02/15/27 (Call 02/15/23)(a)	USD	50	48,625
9.50%, 11/01/27 (Call 11/01/22)(a)	USD	75	75,620

Security		Par (000)	Value

Canada (continued)
GFL Environmental Inc. 4.25%, 06/01/25 (Call 06/01/22)(a)	USD	15	$15,075
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	80	83,124
7.00%, 06/01/26 (Call 06/01/21)(a)	USD	57	59,761
Gibson Energy Inc., 5.25%, 07/15/24 (Call 07/15/20)(c)	CAD	80	58,250
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 05/08/20)(a)	CAD	25	18,044
Mattamy Group Corp. 4.63%, 03/01/30 (Call 03/01/25)(a)	USD	70	61,892
5.25%, 12/15/27 (Call 12/15/22)(a)	USD	65	60,938
MEG Energy Corp. 6.50%, 01/15/25 (Call 05/29/20)(a)	USD	83	67,226
7.00%, 03/31/24 (Call 05/29/20)(a)	USD	75	52,796
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	150	103,316
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)	USD	130	116,131
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	65	54,925
5.25%, 08/01/23 (Call 05/29/20)(a)	USD	65	60,450
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	130	104,000
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 05/28/20)	CAD	30	12,095
Open Text Corp. 3.88%, 02/15/28 (Call 02/15/23)(a)	USD	115	111,512
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	105,000
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	USD	115	111,700
Parkland Fuel Corp. 5.63%, 05/09/25 (Call 05/28/20)	CAD	100	69,143
5.75%, 09/16/24 (Call 05/28/20)(a)	CAD	25	17,623
5.75%, 09/16/24 (Call 05/28/20)	CAD	25	17,623
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	65	62,344
6.00%, 11/21/22 (Call 05/28/20)	CAD	50	35,902
6.00%, 04/01/26 (Call 04/01/21)(a)	USD	65	63,050
Primo Water Corp., 5.50%, 07/01/24 (Call 05/08/20)(c)	EUR	100	107,278
Quebecor Media Inc. 5.75%, 01/15/23(b)	USD	105	110,025
6.63%, 01/15/23(a)	CAD	75	57,057
Russel Metals Inc., 6.00%, 04/19/22 (Call 05/28/20)(a)	CAD	25	17,387
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)	USD	90	72,675
6.75%, 05/01/23 (Call 05/29/20)(a)	USD	50	44,906
6.88%, 06/30/23 (Call 05/29/20)(a)	USD	50	44,773
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	USD	125	129,350
Superior Plus LP 5.13%, 08/27/25 (Call 02/27/21)	CAD	50	34,630
5.25%, 02/27/24 (Call 05/28/20)	CAD	50	35,269
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	USD	80	74,600
Videotron Ltd. 4.50%, 01/15/30 (Call 10/15/24)	CAD	110	78,784
5.00%, 07/15/22(b)	USD	100	103,022
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	78,281
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	75	79,538
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	37,641
5.75%, 01/15/26 (Call 09/15/20)(c)	CAD	50	37,150

			4,500,481

Cayman Islands — 0.2%
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	USD	75	56,844
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(c)	EUR	150	161,896

			218,740

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China — 0.0%
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	90	$30,407

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(c)	EUR	100	108,063
TDC AS, 6.88%, 02/23/23(c)	GBP	100	129,859

			237,922

Finland — 0.4%
Nokia OYJ 2.00%, 03/11/26 (Call 12/11/25)(c)	EUR	200	211,640
3.38%, 06/12/22	USD	65	65,334
4.38%, 06/12/27	USD	65	66,105
Teollisuuden Voima OYJ 1.13%, 03/09/26 (Call 12/09/25)(c)	EUR	100	99,296
2.00%, 05/08/24 (Call 02/08/24)(c)	EUR	100	108,015

			550,390

France — 3.8%
Altice France SA/France 2.13%, 02/15/25 (Call 02/15/22)(c)	EUR	100	101,757
3.38%, 01/15/28 (Call 09/15/22)(c)	EUR	100	102,629
5.50%, 01/15/28 (Call 09/15/22)(a)	USD	200	201,044
5.88%, 02/01/27 (Call 02/01/22)(c)	EUR	200	227,407
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	400	418,000
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	215,391
Banijay Group SAS, 6.50%, 03/01/26 (Call 09/01/22)(c)	EUR	100	93,617
Burger King France SAS, 6.00%, 05/01/24 (Call 05/28/20)(c)	EUR	100	105,379
Casino Guichard Perrachon SA 4.05%, 08/05/26 (Call 05/05/26)(c)	EUR	100	91,458
4.50%, 03/07/24 (Call 12/07/23)(c)	EUR	100	97,601
4.56%, 01/25/23(c)	EUR	100	103,874
5.98%, 05/26/21(c)	EUR	100	110,079
CMA CGM SA 5.25%, 01/15/25 (Call 10/15/20)(c)	EUR	100	69,464
6.50%, 07/15/22 (Call 05/08/20)(c)	EUR	100	78,999
Constellium SE 4.63%, 05/15/21 (Call 05/28/20)(c)	EUR	67	71,134
6.63%, 03/01/25 (Call 05/29/20)(a)	USD	250	243,062
Elis SA 1.00%, 04/03/25 (Call 01/03/25)(c)	EUR	100	96,999
1.63%, 04/03/28 (Call 01/03/28)(c)	EUR	100	95,231
1.88%, 02/15/23 (Call 11/15/22)(c)	EUR	100	105,371
Europcar Mobility Group, 4.00%, 04/30/26 (Call 04/30/22)(c)	EUR	150	98,697
Faurecia SE 2.38%, 06/15/27 (Call 06/15/23)(c)	EUR	100	98,714
2.63%, 06/15/25 (Call 06/15/21)(c)	EUR	100	102,769
3.13%, 06/15/26 (Call 06/15/22)(c)	EUR	100	103,884
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(c)	EUR	100	104,863
Getlink SE, 3.63%, 10/01/23 (Call 10/01/20)(c)	EUR	100	106,792
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/20)(c)	EUR	100	68,244
Loxam SAS 2.88%, 04/15/26 (Call 04/15/22)(c)	EUR	125	122,114
3.25%, 01/14/25 (Call 07/15/21)(c)	EUR	125	122,741
6.00%, 04/15/25 (Call 05/28/20)(c)	EUR	100	76,025
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 05/08/20)(c)	EUR	100	91,304
Nexans SA, 3.25%, 05/26/21 (Call 02/26/21)(c)	EUR	100	110,341
Novafives SAS, 5.00%, 06/15/25 (Call 06/15/21)(c)	EUR	100	57,312

Security		Par (000)	Value

France (continued)
Orano SA 3.13%, 03/20/23 (Call 12/20/22)(c)	EUR	100	$108,961
3.38%, 04/23/26 (Call 01/23/26)(c)	EUR	100	107,435
4.88%, 09/23/24	EUR	50	58,399
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(c)	EUR	100	89,144
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(c)	EUR	100	110,841
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(c)(d)	EUR	100	98,373
Rexel SA 2.63%, 06/15/24 (Call 05/08/20)(c)	EUR	100	106,430
2.75%, 06/15/26 (Call 03/15/22)(c)	EUR	125	133,668
SPCM SA, 2.88%, 06/15/23 (Call 05/08/20)(c)	EUR	100	108,125
SPIE SA 2.63%, 06/18/26 (Call 12/18/25)(c)	EUR	100	105,051
3.13%, 03/22/24 (Call 09/22/23)(c)	EUR	100	108,553
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(c)	EUR	100	77,098
Vallourec SA 2.25%, 09/30/24(c)	EUR	100	51,972
6.63%, 10/15/22 (Call 10/15/20)(c)	EUR	100	56,682

			5,213,028

Germany — 2.4%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 05/08/20)(c)	EUR	100	53,535
ADLER Real Estate AG 1.50%, 12/06/21 (Call 11/06/21)(c)	EUR	100	105,777
1.50%, 04/17/22 (Call 03/17/22)(c)	EUR	100	104,444
3.00%, 04/27/26 (Call 02/27/26)(c)	EUR	100	103,895
CBR Fashion Finance BV, 5.13%, 10/01/22 (Call 05/08/20)(c)	EUR	100	89,078
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 12/15/20)(c)	EUR	100	95,455
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(c)	EUR	100	99,884
Deutsche Bank AG 2.75%, 02/17/25(c)	EUR	125	132,813
4.50%, 05/19/26(c)	EUR	100	108,825
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(d)	USD	200	179,601
Douglas GmbH, 6.25%, 07/15/22 (Call 05/08/20)(c)	EUR	100	86,616
K+S AG 2.63%, 04/06/23 (Call 01/06/23)(c)	EUR	100	93,380
3.25%, 07/18/24 (Call 04/18/24)(c)	EUR	100	88,927
4.13%, 12/06/21(c)	EUR	100	102,535
KME SE, 6.75%, 02/01/23 (Call 05/28/20)(c)	EUR	100	48,807
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(c)(d)	EUR	100	110,471
METRO AG, 1.50%, 03/19/25(c)	EUR	100	104,589
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(c)	EUR	100	103,716
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(c)	EUR	200	212,357
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 05/08/20)(c)	EUR	100	93,217
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(c)	EUR	100	101,365
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(c)(d)	EUR	50	55,885
Summit Properties Ltd., 2.00%, 01/31/25 (Call 01/31/21)(c)	EUR	100	93,388
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(c)	EUR	100	108,634
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(c)	EUR	100	103,102
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(c)	EUR	100	91,766
thyssenkrupp AG 1.38%, 03/03/22 (Call 12/03/21)(c)	EUR	125	130,950

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
1.88%, 03/06/23 (Call 02/06/23)(c)	EUR	175	$178,928
2.50%, 02/25/25(c)	EUR	100	102,520
2.88%, 02/22/24 (Call 11/22/23)(c)	EUR	150	155,155
TUI AG, 2.13%, 10/26/21 (Call 07/26/21)(c)	EUR	100	85,966

			3,325,581

Greece — 0.3%
Alpha Bank AE, 4.25%, 02/13/30 (Call 02/13/25)(c)(d)	EUR	100	78,533
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(c)	EUR	100	71,386
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 09/15/20)(c)	EUR	100	23,062
Piraeus Bank SA, 9.75%, 06/26/29 (Call 06/26/24)(c)(d)	EUR	100	73,317
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(c)	EUR	100	102,710

			349,008

Ireland — 1.1%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(d)	USD	150	99,625
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(c)(d)	EUR	100	103,331
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 2.13%, 08/15/26 (Call 08/15/22)(c)	EUR	100	105,172
4.75%, 07/15/27 (Call 07/15/22)(c)	GBP	100	121,693
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	200	195,188
6.00%, 02/15/25 (Call 05/11/20)(a)	USD	200	200,234
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(c)(d)	GBP	100	123,957
eircom Finance DAC, 3.50%, 05/15/26 (Call 05/15/22)(c)	EUR	125	136,853
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(c)	EUR	200	226,841
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/15/27)(c)	EUR	150	156,486

			1,469,380

Israel — 1.6%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/24(c)	EUR	200	188,952
1.25%, 03/31/23 (Call 12/31/22)(c)	EUR	100	100,322
1.63%, 10/15/28(c)	EUR	100	86,149
1.88%, 03/31/27 (Call 12/31/26)(c)	EUR	100	90,233
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	107,241
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	106,235
6.00%, 01/31/25 (Call 10/31/24)(c)	EUR	100	112,997
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21	USD	175	171,762
2.80%, 07/21/23	USD	350	320,565
3.15%, 10/01/26	USD	300	261,460
6.00%, 04/15/24 (Call 01/15/24)	USD	200	198,710
6.75%, 03/01/28 (Call 12/01/27)	USD	200	206,374
7.13%, 01/31/25 (Call 10/31/24)(a)	USD	200	207,160

			2,158,160

Italy — 4.4%
Atlantia SpA 1.63%, 02/03/25(c)	EUR	100	98,283
1.88%, 07/13/27 (Call 04/13/27)(c)	EUR	100	95,647
Autostrade per l’Italia SpA, 1.13%, 11/04/21	EUR	100	104,589
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(c)(d)	EUR	100	87,539
Banca Monte dei Paschi di Siena SpA 2.63%, 04/28/25(c)	EUR	125	116,154
3.63%, 09/24/24(c)	EUR	100	97,065
5.38%, 01/18/28 (Call 01/18/23)(c)(d)	EUR	100	64,739
10.50%, 07/23/29(c)	EUR	100	78,314
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(c)	EUR	100	97,391

Security		Par (000)	Value

Italy (continued)
Banco BPM SpA 1.75%, 01/28/25(c)	EUR	100	$99,794
2.00%, 03/08/22(c)	EUR	100	106,273
2.50%, 06/21/24(c)	EUR	100	103,920
4.38%, 09/21/27 (Call 09/21/22)(c)(d)	EUR	100	96,476
7.13%, 03/01/21(c)	EUR	100	111,940
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(c)(d)	EUR	100	105,044
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22(c)	EUR	150	168,211
Iccrea Banca SpA, 1.50%, 10/11/22(c)	EUR	150	155,812
International Game Technology PLC 3.50%, 06/15/26 (Call 06/15/22)(c)	EUR	150	138,992
4.75%, 02/15/23 (Call 08/15/22)(c)	EUR	100	103,352
Intesa Sanpaolo SpA 2.86%, 04/23/25(c)	EUR	100	112,345
3.93%, 09/15/26(c)	EUR	100	115,053
5.02%, 06/26/24(a)	USD	200	203,115
6.63%, 09/13/23(c)	EUR	200	243,696
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(c)	EUR	100	103,200
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	100	118,007
Nexi SpA, 1.75%, 10/31/24(c)	EUR	150	153,205
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(c)	EUR	100	115,462
Saipem Finance International BV, 2.75%, 04/05/22(c)	EUR	100	107,066
Salini Impregilo SpA, 1.75%, 10/26/24(c)	EUR	100	88,172
Sisal Group SpA, 7.00%, 07/31/23 (Call 05/08/20)(c)	EUR	69	68,399
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(c)(d)	EUR	100	103,561
Telecom Italia SpA/Milano 2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	200	211,739
2.50%, 07/19/23(c)	EUR	100	109,761
2.75%, 04/15/25 (Call 01/15/25)(c)	EUR	150	163,703
2.88%, 01/28/26 (Call 10/28/25)(c)	EUR	100	110,046
3.00%, 09/30/25(c)	EUR	100	110,697
3.25%, 01/16/23(c)	EUR	200	223,907
3.63%, 01/19/24(c)	EUR	100	112,955
3.63%, 05/25/26(c)	EUR	100	114,215
4.00%, 04/11/24 (Call 01/11/24)(c)	EUR	100	114,048
5.30%, 05/30/24(a)(b)	USD	200	206,421
UniCredit SpA, 2.73%, 01/15/32 (Call 01/15/27)(c)(d)	EUR	200	190,271
Unione di Banche Italiane SpA 2.63%, 06/20/24(c)	EUR	250	266,277
4.25%, 05/05/26 (Call 05/05/21)(c)(d)	EUR	100	110,266
4.45%, 09/15/27 (Call 09/15/22)(c)(d)	EUR	100	110,899
Unipol Gruppo SpA 3.00%, 03/18/25(c)	EUR	100	110,484
3.50%, 11/29/27 (Call 08/29/27)(c)	EUR	100	110,542
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(c)	EUR	100	106,069

			6,043,116

Japan — 0.5%
SoftBank Group Corp. 3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	150	151,851
4.00%, 07/30/22 (Call 04/30/22)(c)	EUR	100	106,529
4.00%, 04/20/23 (Call 01/20/23)(c)	EUR	100	107,698
4.00%, 09/19/29 (Call 06/21/29)(c)	EUR	125	123,421
4.50%, 04/20/25 (Call 01/20/25)(c)	EUR	100	106,417
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	106,126

			702,042

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg — 2.0%
Altice Financing SA 2.25%, 01/15/25 (Call 01/15/22)(c)	EUR	100	$102,099
3.00%, 01/15/28 (Call 01/15/23)(c)	EUR	100	100,595
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	209,400
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(c)	EUR	100	93,163
Altice France Holding SA 4.00%, 02/15/28 (Call 02/15/23)(c)	EUR	100	93,711
6.00%, 02/15/28 (Call 02/15/23)(a)	USD	200	182,786
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	100	110,959
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	216,042
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	USD	200	192,525
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/01/20)(c)	EUR	100	107,846
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 05/08/20)(c)	GBP	100	100,987
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 05/08/20)(c)	EUR	100	106,590
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/29/20)(e)	USD	150	79,875
8.00%, 02/15/24 (Call 05/29/20)(a)	USD	175	178,815
9.50%, 09/30/22(a)	USD	60	66,479
9.75%, 07/15/25 (Call 07/15/21)(a)	USD	135	77,372
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(a)	USD	150	154,170
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(c)	EUR	100	107,752
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(c)	EUR	100	97,058
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(c)	EUR	90	73,316
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 10/31/22)(c)	EUR	100	96,610
Swissport Investments SA, 6.75%, 12/15/21 (Call 05/08/20)(c)	EUR	100	78,862
Vivion Investments Sarl, 3.00%, 08/08/24(c)	EUR	100	96,744

			2,723,756

Netherlands — 2.2%
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(c)	EUR	100	109,078
IPD 3 BV, 4.50%, 07/15/22 (Call 05/08/20)(c)	EUR	100	106,372
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 10/01/20)(c)	EUR	125	116,376
Maxeda DIY Holding BV, 6.13%, 07/15/22 (Call 05/28/20)(c)	EUR	100	70,984
Nielsen Co Luxembourg Sarl/The, 5.50%, 10/01/21 (Call 05/29/20)(a)	USD	75	73,969
OCI NV, 3.13%, 11/01/24 (Call 11/01/21)(c)	EUR	100	106,958
OI European Group BV, 2.88%, 02/15/25 (Call 02/15/22)(c)	EUR	100	103,083
PPF Telecom Group BV, 3.13%, 03/27/26 (Call 12/27/25)(c)	EUR	100	106,107
Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 08/15/20)(c)	EUR	100	74,343
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/01/23)(c)	EUR	150	148,688
Saipem Finance International BV, 2.63%, 01/07/25(c)	EUR	100	101,900
Selecta Group BV, 5.88%, 02/01/24 (Call 05/28/20)(c)	EUR	100	40,636
Sensata Technologies BV 4.88%, 10/15/23(a)	USD	75	75,402
5.63%, 11/01/24(a)	USD	50	50,778
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	USD	200	205,139
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(c)	EUR	100	104,524
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(c)	EUR	100	103,990

Security		Par (000)		Value

Netherlands (continued)
Trivium Packaging Finance BV 3.75%, 08/15/26 (Call 08/15/22)(c)	EUR	100		$107,202
8.50%, 08/15/27 (Call 08/15/22)(a)	USD	200		208,124
United Group BV 3.63%, 02/15/28 (Call 02/15/23)(c)	EUR	100		101,543
4.88%, 07/01/24 (Call 07/01/20)(c)	EUR	100		106,835
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(c)	EUR	100		102,851
Ziggo BV 2.88%, 01/15/30 (Call 10/15/24)(c)	EUR	100		103,432
4.25%, 01/15/27 (Call 01/15/22)(c)	EUR	90		101,012
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200		198,476
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	225		228,728

				2,956,530

Portugal — 0.3%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(c)(d)	EUR	100		92,024
Caixa Geral de Depositos SA, 1.25%, 11/25/24(c)	EUR	100		104,651
EDP — Energias de Portugal SA 1.70%, 07/20/80 (Call 04/20/25)(c)(d)	EUR	100		99,374
4.50%, 04/30/79 (Call 01/30/24)(c)(d)	EUR	100		113,634
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 06/02/24)(c)	EUR	100		65,718

				475,401

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200		144,500

Spain — 1.7%
ABANCA Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(c)(d)	EUR	100		90,918
Banco de Sabadell SA 1.13%, 03/27/25(c)	EUR	100		95,663
5.38%, 12/12/28 (Call 12/12/23)(c)(d)	EUR	100		101,013
5.63%, 05/06/26(c)	EUR	100		103,046
Bankia SA 1.00%, 06/25/24(c)	EUR	100		103,881
1.13%, 11/12/26(c)	EUR	100		99,974
3.75%, 02/15/29 (Call 02/15/24)(c)(d)	EUR	100		105,279
Cellnex Telecom SA 2.38%, 01/16/24 (Call 10/16/23)(c)	EUR	100		112,932
2.88%, 04/18/25 (Call 01/18/25)(c)	EUR	100		116,078
3.13%, 07/27/22(c)	EUR	100		114,087
Cirsa Finance International Sarl, 6.25%, 12/20/23 (Call 06/20/20)(c)	EUR	100		89,953
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(c)	EUR	100		49,836
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 09/01/20)(c)	EUR	100		72,922
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(c)	EUR	100		106,033
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/08/20)(c)	EUR	100		99,193
Grifols SA 1.63%, 02/15/25 (Call 02/15/22)(c)	EUR	100		106,784
2.25%, 11/15/27 (Call 11/15/22)(c)	EUR	100		106,606
3.20%, 05/01/25 (Call 05/28/20)(c)	EUR	100		109,216
Grupo Isolux Corsan SA
Series B, 6.00%, 12/30/21 (Call 05/28/20)(e)	EUR	28		16
Series C, 1.00%, 12/30/21 (Call 05/28/20)(e)	EUR	0	(f)	0	(g)
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 05/08/20)(c)	EUR	100		80,169
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(c)(d)	EUR	100		86,665

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(c)(d)	EUR	100	$103,919
NH Hotel Group SA, 3.75%, 10/01/23 (Call 05/08/20)(c)	EUR	90	86,871
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 05/28/20)(c)	EUR	100	49,631
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(c)(d)	EUR	100	108,209

			2,298,894

Sweden — 0.9%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(c)(d)	EUR	100	108,441
Dometic Group AB, 3.00%, 05/08/26 (Call 04/08/26)(c)	EUR	125	118,610
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(c)(d)	EUR	100	101,860
Intrum AB 2.75%, 07/15/22 (Call 05/28/20)(c)	EUR	50	47,697
3.13%, 07/15/24 (Call 07/15/20)(c)	EUR	100	88,695
3.50%, 07/15/26 (Call 07/15/22)(c)	EUR	200	166,212
Telefonaktiebolaget LM Ericsson 1.88%, 03/01/24(c)	EUR	100	109,951
4.13%, 05/15/22	USD	125	128,750
Verisure Midholding AB, 5.75%, 12/01/23 (Call 05/08/20)(c)	EUR	200	210,419
Volvo Car AB 2.13%, 04/02/24 (Call 01/02/24)(c)	EUR	100	104,341
3.25%, 05/18/21(c)	EUR	100	109,525

			1,294,501

Switzerland — 0.2%
Dufry One BV 2.00%, 02/15/27 (Call 02/15/23)(c)	EUR	100	83,519
2.50%, 10/15/24 (Call 10/15/20)(c)	EUR	100	89,650
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	105	39,900
Walnut Bidco PLC, 6.75%, 08/01/24 (Call 08/01/21)(c)	EUR	100	90,003

			303,072

United Kingdom — 3.7%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 05/28/20)(c)	EUR	100	96,485
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(c)	GBP	100	113,837
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(c)	GBP	100	129,420
Avon International Capital PLC, 6.50%, 08/15/22 (Call 05/29/20)(a)	USD	50	47,047
Boparan Finance PLC, 4.38%, 07/15/21 (Call 05/11/20)(c)	EUR	100	82,695
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 05/08/20)(c)	GBP	100	117,369
Co-Operative Group Ltd., 5.13%, 05/17/24 (Call 02/15/24)(c)	GBP	100	129,004
Drax Finco PLC, 4.25%, 05/01/22 (Call 05/11/20)(c)	GBP	100	120,888
eG Global Finance PLC 4.38%, 02/07/25 (Call 05/15/21)(c)	EUR	100	93,488
6.25%, 10/30/25 (Call 10/30/21)(c)	EUR	100	98,416
6.75%, 02/07/25 (Call 05/15/21)(a)	USD	200	180,880
Fiat Chrysler Automobiles NV 3.75%, 03/29/24(c)	EUR	200	222,523
5.25%, 04/15/23	USD	200	198,960
GKN Holdings Ltd., 5.38%, 09/19/22(c)	GBP	100	131,781
Heathrow Finance PLC, 3.88%, 03/01/27(c)	GBP	100	115,383
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 09/15/20)(c)	GBP	100	109,966
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(c)	EUR	100	103,099
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(c)	EUR	100	99,535

Security		Par (000)	Value

United Kingdom (continued)
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	USD	100	$96,031
Jaguar Land Rover Automotive PLC 2.20%, 01/15/24(c)	EUR	100	77,161
3.88%, 03/01/23(c)	GBP	100	94,309
4.50%, 01/15/26(c)	EUR	100	75,432
5.63%, 02/01/23 (Call 05/29/20)(a)(b)	USD	150	120,951
5.88%, 11/15/24 (Call 08/15/24)(c)	EUR	100	81,986
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(c)(d)	GBP	100	55,670
Motion Finco Sarl, 7.00%, 05/15/25 (Call 05/15/22)(c)	EUR	100	109,677
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(c)	GBP	100	124,882
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21 (Call 05/11/20)(c)	GBP	100	80,411
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(c)	EUR	100	97,924
Shop Direct Funding PLC, 7.75%, 11/15/22 (Call 05/28/20)(c)	GBP	100	92,962
TalkTalk Telecom Group PLC, 3.88%, 02/20/25 (Call 02/20/22)(c)	GBP	100	122,722
Top Gun Realisations 74 PLC, 6.50%, 07/01/22 (Call 05/11/20)(c)(e)	GBP	25	5,999
Victoria PLC, 5.25%, 07/15/24 (Call 07/15/21)(c)	EUR	100	90,622
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 05/28/20)(c)	EUR	100	110,492
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 05/08/20)(c)	GBP	100	125,375
Virgin Media Secured Finance PLC 4.25%, 01/15/30 (Call 10/15/24)(c)	GBP	150	182,082
4.88%, 01/15/27 (Call 01/15/21)(c)	GBP	100	125,278
5.00%, 04/15/27 (Call 04/15/22)(c)	GBP	100	126,027
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	200	209,000
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25 (Call 09/15/20)(c)	EUR	100	104,123
Vodafone Group PLC 3.10%, 01/03/79 (Call 01/03/24)(c)	EUR	200	215,906
4.20%, 10/03/78 (Call 07/03/28)(c)(d)	EUR	100	112,070
7.00%, 04/04/79 (Call 01/04/29)(d)	USD	250	286,250

			5,114,118

United States — 66.8%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 05/29/20)	USD	80	76,600
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)	USD	115	103,021
8.13%, 02/15/24 (Call 02/15/21)(a)	USD	120	122,450
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	55	55,278
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(c)	EUR	100	85,391
Adient U.S. LLC 7.00%, 05/15/26 (Call 05/15/22)(a)(b)	USD	200	199,000
9.00%, 04/15/25 (Call 04/15/22)(a)	USD	25	26,063
ADT Security Corp. (The) 3.50%, 07/15/22	USD	125	122,268
4.13%, 06/15/23	USD	90	88,488
6.25%, 10/15/21	USD	125	127,967
AECOM 5.13%, 03/15/27 (Call 12/15/26)	USD	125	126,796
5.88%, 10/15/24 (Call 07/15/24)	USD	100	106,397
AES Corp. (The) 4.50%, 03/15/23 (Call 05/29/20)	USD	65	65,365
4.88%, 05/15/23 (Call 05/29/20)	USD	86	86,628

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 09/01/27 (Call 09/01/22)	USD	70	$72,450
5.50%, 04/15/25 (Call 05/29/20)	USD	70	72,275
6.00%, 05/15/26 (Call 05/15/21)	USD	65	68,250
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/23 (Call 12/15/22)(a)	USD	60	60,388
4.63%, 01/15/27 (Call 01/15/23)(a)	USD	170	171,584
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	100	101,355
5.75%, 03/15/25 (Call 05/29/20)	USD	150	153,202
5.88%, 02/15/28 (Call 08/15/22)(a)	USD	125	130,381
6.63%, 06/15/24 (Call 05/29/20)	USD	200	206,333
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	75	82,031
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	199,855
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	USD	65	59,353
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 07/15/26 (Call 07/15/22)(a)	USD	160	165,600
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	140	143,150
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	46,348
5.00%, 10/01/24 (Call 05/11/20)(a)	USD	125	120,547
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	70	67,867
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	130	132,721
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(b)	USD	75	17,625
5.88%, 11/15/26 (Call 11/15/21)(b)	USD	75	16,383
6.13%, 05/15/27 (Call 05/15/22)	USD	60	13,140
6.38%, 11/15/24 (Call 05/28/20)	GBP	100	35,381
10.50%, 04/15/25 (Call 04/15/22)(a)	USD	50	44,063
AMC Networks Inc. 4.75%, 12/15/22 (Call 05/29/20)	USD	83	82,145
4.75%, 08/01/25 (Call 08/01/21)	USD	100	92,000
5.00%, 04/01/24 (Call 05/29/20)	USD	125	120,250
American Airlines Group Inc. 3.75%, 03/01/25(a)	USD	65	30,388
5.00%, 06/01/22(a)	USD	95	53,913
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 05/29/20)	USD	90	67,998
6.25%, 03/15/26 (Call 03/15/21)	USD	50	37,250
6.50%, 04/01/27 (Call 04/01/22)	USD	60	44,404
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	USD	150	143,296
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)	USD	90	91,187
5.63%, 05/20/24 (Call 03/20/24)	USD	85	86,700
5.75%, 05/20/27 (Call 02/20/27)	USD	75	76,221
5.88%, 08/20/26 (Call 05/20/26)	USD	75	76,563
Anixter Inc., 5.13%, 10/01/21	USD	50	50,783
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 05/14/20)	USD	80	62,160
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	85	63,155
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	80	58,880
Antero Resources Corp. 5.00%, 03/01/25 (Call 05/29/20)	USD	75	39,375
5.13%, 12/01/22 (Call 05/29/20)	USD	115	77,625
5.38%, 11/01/21 (Call 05/29/20)	USD	120	107,700
5.63%, 06/01/23 (Call 05/29/20)	USD	95	54,388

Security		Par (000)	Value

United States (continued)
APX Group Inc. 6.75%, 02/15/27 (Call 02/15/23)(a)	USD	80	$67,829
7.88%, 12/01/22 (Call 05/29/20)	USD	94	89,574
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 05/28/20)(c)	EUR	100	98,883
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)	USD	50	47,913
5.00%, 04/01/25 (Call 05/29/20)(a)(b)	USD	75	72,750
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	USD	145	141,012
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	USD	45	46,800
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/28 (Call 04/01/23)(a)	USD	65	48,472
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	65	48,927
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	USD	20	20,225
Asbury Automotive Group Inc. 4.50%, 03/01/28 (Call 03/01/23)(a)	USD	36	30,150
4.75%, 03/01/30 (Call 03/01/25)(a)	USD	36	30,083
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(a)	USD	75	41,531
10.00%, 04/01/22 (Call 05/29/20)(a)	USD	125	99,687
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(c)	EUR	100	102,205
Avantor Inc. 4.75%, 10/01/24 (Call 10/01/20)(c)	EUR	100	111,868
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	USD	190	200,473
9.00%, 10/01/25 (Call 10/01/20)(a)	USD	250	271,103
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	USD	55	31,969
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(c)	EUR	100	58,556
Avon International Operations Inc., 7.88%, 08/15/22 (Call 05/29/20)(a)	USD	65	63,415
Avon Products Inc., 7.00%, 03/15/23	USD	50	47,625
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 05/28/20)(c)	EUR	125	133,379
B&G Foods Inc. 5.25%, 04/01/25 (Call 05/29/20)	USD	115	116,437
5.25%, 09/15/27 (Call 03/01/22)	USD	70	71,042
Ball Corp. 1.50%, 03/15/27 (Call 12/15/26)	EUR	100	104,124
4.00%, 11/15/23	USD	125	129,312
4.38%, 12/15/23	EUR	100	117,747
4.88%, 03/15/26 (Call 12/15/25)	USD	95	102,125
5.00%, 03/15/22	USD	100	104,750
5.25%, 07/01/25	USD	125	137,812
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	USD	185	166,037
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)	USD	220	242,528
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	190	209,731
Bausch Health Companies Inc. 4.50%, 05/15/23 (Call 05/28/20)(c)	EUR	225	240,939
5.00%, 01/30/28 (Call 01/30/23)(a)	USD	155	149,381
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	155	152,690
5.50%, 03/01/23 (Call 05/29/20)(a)	USD	39	38,805
5.50%, 11/01/25 (Call 11/01/20)(a)	USD	220	228,690
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	68,232
6.13%, 04/15/25 (Call 05/29/20)(a)	USD	310	314,743
6.50%, 03/15/22 (Call 05/29/20)(a)	USD	150	152,970
7.00%, 03/15/24 (Call 05/29/20)(a)	USD	250	260,355
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	95	98,800

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	$101,056
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	190	206,827
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	USD	165	145,819
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(c)	EUR	150	157,004
Berry Global Inc. 1.00%, 01/15/25 (Call 10/15/24)(c)	EUR	100	103,178
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	USD	65	63,962
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	155	158,347
5.13%, 07/15/23 (Call 05/29/20)	USD	90	90,562
5.50%, 05/15/22 (Call 05/29/20)	USD	50	49,851
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	65	66,813
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)	USD	100	104,250
10.00%, 10/15/25 (Call 10/15/20)	USD	65	68,900
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 05/29/20)(a)	USD	105	86,831
Boyd Gaming Corp. 4.75%, 12/01/27 (Call 12/01/22)(a)(b)	USD	125	106,281
6.00%, 08/15/26 (Call 08/15/21)	USD	90	81,225
6.38%, 04/01/26 (Call 04/01/21)	USD	95	86,094
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	USD	125	92,452
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	USD	125	99,300
Buckeye Partners LP 3.95%, 12/01/26 (Call 09/01/26)	USD	75	67,748
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	50	46,250
4.13%, 12/01/27 (Call 09/01/27)	USD	75	66,938
4.15%, 07/01/23 (Call 04/01/23)	USD	50	46,750
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	50	44,667
6.38%, 01/22/78 (Call 01/22/23)(d)	USD	50	30,125
Builders FirstSource Inc., 5.00%, 03/01/30 (Call 03/01/25)(a)	USD	46	39,618
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	USD	215	168,779
California Resources Corp., 8.00%, 12/15/22 (Call 05/29/20)(a)	USD	230	6,302
Callon Petroleum Co. 6.13%, 10/01/24 (Call 05/29/20)	USD	75	13,969
6.25%, 04/15/23 (Call 05/29/20)	USD	35	7,263
6.38%, 07/01/26 (Call 07/01/21)	USD	50	8,250
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(a)	USD	155	150,384
5.13%, 03/15/28 (Call 03/15/23)(a)	USD	175	170,625
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	150	153,045
5.50%, 02/01/24 (Call 05/29/20)	USD	75	75,375
5.75%, 01/15/25 (Call 05/29/20)	USD	150	149,924
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	USD	70	55,825
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/23)(c)	EUR	100	101,858
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)(b)	USD	55	14,507
5.95%, 12/15/26 (Call 09/15/26)(b)	USD	80	20,800
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 05/14/20)(a)	USD	65	65,495
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	310	313,968
4.50%, 05/01/32 (Call 05/01/26)(a)	USD	145	144,048

Security		Par (000)	Value

United States (continued)
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	385	$392,098
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	315	323,584
5.13%, 05/01/23 (Call 05/01/20)(a)	USD	145	146,678
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	405	421,795
5.38%, 05/01/25 (Call 05/29/20)(a)	USD	95	97,298
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	190	200,364
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	190	197,146
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	315	328,002
5.88%, 04/01/24 (Call 05/29/20)(a)	USD	215	221,181
5.88%, 05/01/27 (Call 05/01/21)(a)	USD	100	103,956
CDK Global Inc. 4.88%, 06/01/27 (Call 06/01/22)	USD	75	74,775
5.00%, 10/15/24 (Call 07/15/24)	USD	65	67,763
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	65	66,016
5.88%, 06/15/26 (Call 06/15/21)	USD	65	67,072
CDW LLC/CDW Finance Corp. 4.13%, 05/01/25 (Call 05/01/22)	USD	25	25,422
4.25%, 04/01/28 (Call 10/01/22)	USD	75	75,298
5.00%, 09/01/25 (Call 05/29/20)(b)	USD	75	76,926
5.50%, 12/01/24 (Call 06/01/24)	USD	70	74,621
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	USD	70	59,967
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 04/15/27 (Call 04/15/22)	USD	85	75,650
5.50%, 05/01/25 (Call 05/01/22)(a)	USD	50	50,000
Centene Corp. 3.38%, 02/15/30 (Call 02/15/25)(a)	USD	250	251,650
4.25%, 12/15/27 (Call 12/15/22)(a)	USD	315	328,978
4.63%, 12/15/29 (Call 12/15/24)(a)	USD	440	481,800
4.75%, 05/15/22 (Call 05/29/20)(b)	USD	125	126,421
4.75%, 01/15/25 (Call 05/29/20)(b)	USD	250	257,655
5.25%, 04/01/25 (Call 05/14/20)(a)	USD	150	156,375
5.38%, 06/01/26 (Call 06/01/21)(a)	USD	225	238,511
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	95	101,184
CenturyLink Inc. 4.00%, 02/15/27 (Call 02/15/23)(a)	USD	155	151,512
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	155	147,828
5.63%, 04/01/25 (Call 01/01/25)	USD	65	65,325
Series T, 5.80%, 03/15/22	USD	175	178,934
Series W, 6.75%, 12/01/23	USD	100	104,955
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	USD	125	135,625
CF Industries Inc., 3.45%, 06/01/23	USD	95	95,906
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/11/20)(a)	USD	125	123,305
Charles River Laboratories International Inc. 4.25%, 05/01/28 (Call 05/01/23)(a)	USD	65	65,569
5.50%, 04/01/26 (Call 04/01/21)(a)	USD	65	67,756
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)	USD	65	54,460
6.63%, 05/15/23 (Call 05/29/20)	USD	115	107,588
7.00%, 05/15/25 (Call 05/29/20)(b)	USD	95	89,568
Cheniere Energy Partners LP 4.50%, 10/01/29 (Call 10/01/24)(a)	USD	190	173,171
5.25%, 10/01/25 (Call 10/01/20)	USD	136	129,903
5.63%, 10/01/26 (Call 10/01/21)	USD	140	135,147
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)	USD	278	8,132
CHS/Community Health Systems Inc. 6.25%, 03/31/23 (Call 05/29/20)	USD	390	366,600
6.63%, 02/15/25 (Call 02/15/22)(a)	USD	180	165,600

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.88%, 04/01/28 (Call 04/01/23)(a)	USD	210	$72,450
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	260	249,231
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	89	83,994
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	170	115,109
8.63%, 01/15/24 (Call 01/15/21)(a)	USD	130	126,249
9.88%, 06/30/23 (Call 06/30/20)(a)(h)	USD	220	161,810
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)	USD	50	46,515
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	80	76,974
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 05/29/20)(a)	USD	80	80,775
Cinemark USA Inc. 4.88%, 06/01/23 (Call 05/29/20)	USD	95	79,800
5.13%, 12/15/22 (Call 05/29/20)	USD	50	42,125
CIT Group Inc. 4.75%, 02/16/24 (Call 11/16/23)	USD	65	62,489
5.00%, 08/15/22	USD	145	142,885
5.00%, 08/01/23	USD	100	97,877
5.25%, 03/07/25 (Call 12/07/24)(b)	USD	65	64,907
6.13%, 03/09/28	USD	50	51,362
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	USD	175	157,500
Clear Channel Worldwide Holdings Inc. 5.13%, 08/15/27 (Call 08/15/22)(a)	USD	155	145,638
9.25%, 02/15/24 (Call 02/15/21)(a)	USD	239	198,370
Clearway Energy Operating LLC 4.75%, 03/15/28 (Call 03/15/23)(a)	USD	75	76,335
5.75%, 10/15/25 (Call 10/15/21)	USD	75	77,835
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)	USD	50	43,000
6.75%, 03/15/26 (Call 03/15/22)(a)	USD	45	39,263
9.88%, 10/17/25 (Call 10/17/22)(a)	USD	129	127,065
CNX Resources Corp. 5.88%, 04/15/22 (Call 05/29/20)	USD	115	114,281
7.25%, 03/14/27 (Call 03/14/22)(a)	USD	65	58,175
Colfax Corp. 3.25%, 05/15/25 (Call 05/28/20)(c)	EUR	100	103,550
6.00%, 02/15/24 (Call 02/15/21)(a)	USD	75	76,045
6.38%, 02/15/26 (Call 02/15/22)(a)	USD	50	51,333
CommScope Inc. 5.50%, 03/01/24 (Call 03/01/21)(a)	USD	155	155,000
5.50%, 06/15/24 (Call 05/11/20)(a)	USD	85	76,061
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	190	190,475
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	USD	125	118,875
CommScope Technologies LLC 5.00%, 03/15/27 (Call 03/15/22)(a)(b)	USD	90	77,616
6.00%, 06/15/25 (Call 06/15/20)(a)	USD	190	169,199
Comstock Resources Inc. 7.50%, 05/15/25 (Call 05/29/20)(a)	USD	80	67,120
9.75%, 08/15/26 (Call 08/15/21)	USD	100	86,875
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(c)	EUR	100	90,738
Covanta Holding Corp. 5.88%, 03/01/24 (Call 05/29/20)	USD	50	49,292
5.88%, 07/01/25 (Call 07/01/20)	USD	50	48,375
6.00%, 01/01/27 (Call 01/01/22)	USD	50	47,955
Credit Acceptance Corp. 5.13%, 12/31/24 (Call 12/31/21)(a)	USD	50	44,542
6.63%, 03/15/26 (Call 03/15/22)(b)	USD	50	45,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63%, 05/01/27 (Call 05/01/22)(a)	USD	75	48,938
5.75%, 04/01/25 (Call 05/29/20)	USD	65	47,128

Security		Par (000)	Value

United States (continued)
6.25%, 04/01/23 (Call 05/14/20)	USD	90	$66,064
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	125	128,150
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	50,688
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	USD	100	102,159
Crown European Holdings SA 0.75%, 02/15/23 (Call 01/15/23)(c)	EUR	100	104,696
2.25%, 02/01/23 (Call 11/01/22)(c)	EUR	100	108,975
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	110,128
4.00%, 07/15/22 (Call 04/15/22)(c)	EUR	100	112,648
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	USD	150	121,422
CSC Holdings LLC 5.25%, 06/01/24	USD	100	104,405
5.38%, 07/15/23 (Call 05/11/20)(a)	USD	200	202,250
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	206,769
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	207,560
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	208,062
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	USD	200	208,060
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	300	326,683
6.63%, 10/15/25 (Call 10/15/20)(a)	USD	200	208,794
6.75%, 11/15/21	USD	100	104,302
10.88%,10/15/25 (Call 10/15/20)(a)	USD	200	216,190
CVR Energy Inc. 5.25%, 02/15/25 (Call 02/15/22)(a)	USD	75	61,233
5.75%, 02/15/28 (Call 02/15/23)(a)	USD	50	41,776
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/29/20)(a)	USD	50	45,113
Dana Inc., 5.50%, 12/15/24 (Call 05/29/20)	USD	55	51,425
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(c)	EUR	100	108,804
DaVita Inc. 5.00%, 05/01/25 (Call 05/14/20)	USD	190	193,087
5.13%, 07/15/24 (Call 05/14/20)(b)	USD	220	223,300
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	USD	65	53,300
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	65	61,263
5.13%, 05/15/29 (Call 02/15/29)	USD	75	55,688
5.38%, 07/15/25 (Call 04/15/25)	USD	105	84,788
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	USD	65	30,333
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 05/14/20)(a)	USD	132	132,283
7.13%, 06/15/24 (Call 05/14/20)(a)	USD	205	213,456
Denbury Resources Inc. 7.75%, 02/15/24 (Call 08/15/20)(a)	USD	75	12,816
9.00%, 05/15/21 (Call 05/29/20)(a)	USD	75	13,643
9.25%, 03/31/22 (Call 05/29/20)(a)	USD	55	10,012
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 05/29/20)(a)	USD	65	52,553
10.75%, 09/01/24 (Call 05/29/20)(a)	USD	75	47,550
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/26 (Call 08/15/22)(a)	USD	280	212,800
6.63%, 08/15/27 (Call 08/15/22)(a)	USD	225	123,187
DISH DBS Corp. 5.00%, 03/15/23	USD	190	181,190
5.88%, 07/15/22	USD	250	250,562
5.88%, 11/15/24	USD	250	240,460
6.75%, 06/01/21	USD	250	250,025

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
7.75%, 07/01/26(b)	USD	250	$246,323
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	USD	65	55,937
Dun & Bradstreet Corp./The 6.88%, 08/15/26 (Call 02/15/22)(a)	USD	90	95,125
10.25%, 02/15/27 (Call 02/15/22)(a)	USD	95	104,025
Edgewell Personal Care Co. 4.70%, 05/19/21	USD	75	75,680
4.70%, 05/24/22	USD	65	65,596
Elanco Animal Health Inc. 4.66%, 08/27/21	USD	65	66,313
5.02%, 08/28/23 (Call 07/28/23)	USD	100	106,682
5.65%, 08/28/28 (Call 05/28/28)	USD	100	111,201
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 05/29/20)	USD	100	96,250
6.00%, 09/15/26 (Call 09/15/21)	USD	75	75,353
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	USD	125	124,375
Encompass Health Corp. 4.50%, 02/01/28 (Call 02/01/23)(b)	USD	65	65,284
4.75%, 02/01/30 (Call 02/01/25)	USD	65	64,702
5.75%, 11/01/24 (Call 05/29/20)	USD	87	87,326
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(a)	USD	65	57,519
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	125	111,625
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 06/01/20)(a)	USD	200	149,418
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(c)	EUR	100	108,188
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)	USD	75	76,463
6.38%, 07/15/26 (Call 07/15/21)(a)	USD	65	67,594
7.75%, 01/15/27 (Call 01/15/22)(a)	USD	65	68,855
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	USD	90	55,044
4.40%, 04/01/24 (Call 01/01/24)	USD	25	15,751
4.85%, 07/15/26 (Call 04/15/26)	USD	65	40,029
ESH Hospitality Inc. 4.63%, 10/01/27 (Call 10/01/22)(a)	USD	95	85,421
5.25%, 05/01/25 (Call 05/29/20)(a)	USD	165	153,501
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	USD	125	21,838
Extraction Oil &Gas Inc. 5.63%, 02/01/26 (Call 02/01/21)(a)	USD	90	12,600
7.38%, 05/15/24 (Call 05/29/20)(a)	USD	50	7,483
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 05/29/20)	USD	65	52,406
6.75%, 01/15/22 (Call 05/29/20)	USD	60	47,744
6.75%, 06/15/23 (Call 05/14/20)	USD	60	48,000
10.00%, 04/15/25 (Call 04/15/22)(a)	USD	25	26,423
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(d)(i)	USD	75	65,853
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 05/29/20)(a)	USD	80	77,826
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	USD	65	62,888
Ford Motor Co. 8.50%, 04/21/23	USD	395	395,494
9.00%, 04/22/25 (Call 03/22/25)	USD	380	369,550
9.63%, 04/22/30 (Call 01/22/30)	USD	125	124,611
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/25 (Call 10/01/21)(a)	USD	55	45,375
6.75%, 03/15/22 (Call 05/29/20)(a)	USD	90	81,104

Security		Par (000)	Value

United States (continued)
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)	USD	100	$82,500
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(a)	USD	55	45,470
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	90	76,500
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)(b)	USD	40	40,408
3.88%, 03/15/23 (Call 12/15/22)	USD	240	240,192
4.13%, 03/01/28 (Call 03/01/23)	USD	75	69,609
4.25%, 03/01/30 (Call 03/01/25)	USD	75	70,024
4.55%, 11/14/24 (Call 08/14/24)	USD	105	105,262
5.00%, 09/01/27 (Call 09/01/22)	USD	80	78,000
5.25%, 09/01/29 (Call 09/01/24)	USD	85	83,197
Frontier Communications Corp. 8.00%, 04/01/27 (Call 04/01/22)(a)(e)	USD	210	214,137
8.50%, 04/01/26 (Call 04/01/21)(a)	USD	200	185,000
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	USD	65	47,450
Gap Inc. (The) 8.38%, 05/15/23(a)	USD	35	36,451
8.63%, 05/15/25 (Call 05/15/22)(a)	USD	90	92,925
8.88%, 05/15/27 (Call 05/15/23)(a)	USD	50	52,125
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/29/20)	USD	50	43,500
6.25%, 05/15/26 (Call 02/15/21)	USD	50	41,719
6.50%, 10/01/25 (Call 10/01/20)	USD	70	58,968
7.75%, 02/01/28 (Call 02/01/23)	USD	95	80,750
Genworth Holdings Inc., 7.63%, 09/24/21	USD	90	85,500
Golden Nugget Inc. 6.75%, 10/15/24 (Call 05/29/20)(a)	USD	165	128,192
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	85	48,769
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(b)	USD	90	77,625
5.00%, 05/31/26 (Call 05/31/21)	USD	115	99,808
5.13%, 11/15/23 (Call 05/29/20)	USD	125	117,190
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	USD	75	71,813
Gray Television Inc. 5.13%, 10/15/24 (Call 05/11/20)(a)	USD	75	74,063
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	USD	90	86,593
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	90	90,900
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	120	114,000
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 05/29/20)	USD	80	39,800
6.38%, 05/15/25 (Call 05/29/20)	USD	75	35,160
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(c)	EUR	100	106,881
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)	USD	115	115,036
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	USD	115	115,687
5.38%, 05/15/25 (Call 05/15/22)(a)	USD	30	30,000
HCA Inc. 3.50%, 09/01/30 (Call 03/01/30)	USD	340	325,339
5.38%, 02/01/25	USD	325	349,482
5.38%, 09/01/26 (Call 03/01/26)(b)	USD	125	136,677
5.63%, 09/01/28 (Call 03/01/28)	USD	190	211,076
5.88%, 05/01/23	USD	155	165,850
5.88%, 02/15/26 (Call 08/15/25)	USD	190	210,425
5.88%, 02/01/29 (Call 08/01/28)	USD	125	143,700
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	150	141,562
Hertz Corp. (The) 5.50%, 10/15/24 (Call 05/11/20)(a)(b)	USD	100	20,900

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.00%, 01/15/28 (Call 01/15/23)(a)	USD	115	$19,838
6.25%, 10/15/22 (Call 05/29/20)	USD	65	15,438
7.13%, 08/01/26 (Call 08/01/22)(a)	USD	60	12,600
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 05/28/20)(c)	EUR	100	69,187
Hess Midstream Operations LP 5.13%, 06/15/28 (Call 06/15/23)(a)	USD	70	61,600
5.63%, 02/15/26 (Call 02/15/21)(a)	USD	100	93,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 05/29/20)(a)	USD	65	36,416
5.75%, 10/01/25 (Call 05/29/20)(a)	USD	65	35,913
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	37,891
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 05/20/20)	USD	125	121,250
4.88%, 01/15/30 (Call 01/15/25)	USD	130	123,837
5.13%, 05/01/26 (Call 05/01/21)	USD	190	187,587
5.38%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,003
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	65	65,494
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 05/14/20)	USD	100	97,938
4.88%, 04/01/27 (Call 04/01/22)	USD	75	72,767
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)	USD	100	101,000
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	50	50,750
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 05/29/20)(a)	USD	125	121,167
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	USD	155	149,381
5.87%, 02/23/22	USD	100	101,750
6.88%, 05/01/25 (Call 04/01/25)	USD	130	132,600
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	USD	175	176,365
Hughes Satellite Systems Corp. 5.25%, 08/01/26	USD	95	100,225
6.63%, 08/01/26	USD	100	106,537
7.63%, 06/15/21	USD	100	103,736
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24 (Call 06/15/24)	USD	125	117,500
5.25%, 05/15/27 (Call 11/15/26)	USD	122	115,900
6.25%, 02/01/22 (Call 05/29/20)	USD	150	152,296
6.25%, 05/15/26 (Call 05/15/22)	USD	155	152,143
6.38%, 12/15/25 (Call 12/15/20)	USD	95	93,181
6.75%, 02/01/24 (Call 05/29/20)(b)	USD	65	65,114
iHeartCommunications Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)	USD	65	56,431
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	95	86,380
6.38%, 05/01/26 (Call 05/01/22)	USD	100	94,750
8.38%, 05/01/27 (Call 05/01/22)	USD	180	149,400
International Game Technology PLC 3.50%, 07/15/24 (Call 01/15/24)(c)	EUR	100	98,187
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	USD	200	195,998
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	USD	145	101,340
IQVIA Inc. 2.25%, 01/15/28 (Call 07/15/22)(c)	EUR	100	106,321
3.25%, 03/15/25 (Call 05/28/20)(c)	EUR	300	330,470
5.00%, 05/15/27 (Call 05/15/22)(a)	USD	200	206,000
Iron Mountain Inc. 4.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	122,500
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	125	120,065

Security		Par (000)	Value

United States (continued)
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	105	$100,709
5.75%, 08/15/24 (Call 05/11/20)	USD	125	122,811
6.00%, 08/15/23 (Call 05/11/20)	USD	75	75,938
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(c)	GBP	100	116,653
iStar Inc. 4.25%, 08/01/25 (Call 05/01/25)	USD	70	55,864
4.75%, 10/01/24 (Call 07/01/24)	USD	100	83,000
5.25%, 09/15/22 (Call 05/29/20)	USD	50	44,995
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/29/20)(a)	USD	150	153,000
JC Penney Corp. Inc. 5.88%, 07/01/23 (Call 05/29/20)(a)	USD	65	29,790
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	USD	50	3,946
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	USD	55	56,925
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/29/20)	USD	150	143,505
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)	USD	100	102,906
5.00%, 06/01/24 (Call 05/29/20)(a)	USD	130	133,887
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	130	132,762
L Brands Inc. 5.25%, 02/01/28	USD	65	46,234
5.63%, 02/15/22	USD	110	96,800
5.63%, 10/15/23	USD	65	52,975
7.50%, 06/15/29 (Call 06/15/24)	USD	65	47,928
LABL Escrow Issuer LLC 6.75%, 07/15/26 (Call 07/15/22)(a)	USD	90	90,618
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	USD	85	84,436
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/27 (Call 02/01/23)(a)	USD	80	56,797
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	65	53,758
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	60	43,650
Lamar Media Corp. 3.75%, 02/15/28 (Call 02/15/23)(a)	USD	75	69,000
4.00%, 02/15/30 (Call 02/15/25)(a)	USD	50	45,901
5.00%, 05/01/23 (Call 05/29/20)	USD	50	50,000
5.75%, 02/01/26 (Call 02/01/21)	USD	80	81,568
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	102,012
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	105	105,525
Laredo Petroleum Inc. 9.50%, 01/15/25 (Call 01/15/22)	USD	75	31,875
10.13%, 01/15/28 (Call 01/15/23)	USD	50	21,150
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	USD	75	75,297
4.50%, 04/30/24 (Call 01/31/24)	USD	80	81,417
4.75%, 11/15/22 (Call 08/15/22)	USD	75	76,146
4.75%, 05/30/25 (Call 02/28/25)	USD	65	66,786
4.75%, 11/29/27 (Call 05/29/27)	USD	115	118,515
4.88%, 12/15/23 (Call 09/15/23)	USD	55	56,275
5.88%, 11/15/24 (Call 05/15/24)	USD	55	58,438
Level 3 Financing Inc. 4.63%, 09/15/27 (Call 09/15/22)(a)	USD	125	124,492
5.13%, 05/01/23 (Call 05/29/20)	USD	90	89,789
5.25%, 03/15/26 (Call 03/15/21)	USD	100	102,364
5.38%, 08/15/22 (Call 05/29/20)	USD	104	103,967
5.38%, 01/15/24 (Call 05/29/20)(b)	USD	115	115,862
5.38%, 05/01/25 (Call 05/29/20)	USD	100	101,500
5.63%, 02/01/23 (Call 05/29/20)	USD	65	64,936

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Levi Strauss &Co. 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	$109,735
5.00%, 05/01/25 (Call 05/29/20)(a)	USD	45	45,412
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(c)(d)	EUR	100	102,470
LifePoint Health Inc. 4.38%, 02/15/27 (Call 02/15/22)(a)	USD	85	79,926
6.75%, 04/15/25 (Call 04/15/22)(a)	USD	35	36,050
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 05/29/20)(a)	USD	85	77,350
6.38%, 02/01/24 (Call 02/01/21)(a)	USD	40	37,214
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	USD	150	126,442
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(c)	EUR	100	106,669
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(c) .	EUR	100	112,208
LPL Holdings Inc. 4.63%, 11/15/27 (Call 11/15/22)(a)	USD	50	47,438
5.75%, 09/15/25 (Call 05/11/20)(a)	USD	115	113,562
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/23 (Call 05/29/20)(a)(b)	USD	65	17,577
5.75%, 08/01/22 (Call 05/29/20)(a)(b)	USD	75	31,416
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	USD	100	94,521
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	130	65,000
Match Group Inc. 4.13%, 08/01/30 (Call 05/01/25)(a)	USD	65	62,827
5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,353
Mattel Inc. 5.88%, 12/15/27 (Call 12/15/22)(a)	USD	60	58,575
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	USD	190	192,907
Mauser Packaging Solutions Holding Co. 4.75%, 04/15/24 (Call 05/28/20)(c)	EUR	100	101,521
5.50%, 04/15/24 (Call 05/29/20)(a)	USD	185	171,069
7.25%, 04/15/25 (Call 05/29/20)(a)(b)	USD	170	133,025
MEDNAX Inc. 5.25%, 12/01/23 (Call 05/29/20)(a)	USD	100	94,500
6.25%, 01/15/27 (Call 01/15/22)(a)	USD	125	113,180
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	USD	160	135,766
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	51,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)	USD	65	62,888
5.63%, 05/01/24 (Call 02/01/24)	USD	130	131,977
5.75%, 02/01/27 (Call 11/01/26)	USD	95	95,538
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	USD	62	55,943
5.50%, 04/15/27 (Call 01/15/27)	USD	111	101,981
5.75%, 06/15/25 (Call 03/15/25)	USD	165	158,402
6.00%, 03/15/23	USD	155	150,228
6.75%, 05/01/25 (Call 05/01/22)	USD	50	49,006
7.75%, 03/15/22	USD	125	127,149
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	USD	90	93,037
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	USD	65	23,969
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 05/29/20)(a)	USD	195	174,029
MPT Operating Partnership LP/MPT Finance Corp. 3.33%, 03/24/25 (Call 12/24/24)	EUR	100	110,713
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	121,619

Security		Par (000)	Value

United States (continued)
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	$111,986
4.63%, 08/01/29 (Call 08/01/24)	USD	115	114,673
5.00%, 10/15/27 (Call 10/15/22)	USD	175	178,500
5.25%, 08/01/26 (Call 08/01/21)	USD	65	65,488
6.38%, 03/01/24 (Call 05/29/20)	USD	65	67,148
MSCI Inc. 3.63%, 09/01/30 (Call 03/01/25)(a)	USD	40	40,379
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	125	130,546
4.75%, 08/01/26 (Call 08/01/21)(a)	USD	65	67,943
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	USD	65	70,152
5.75%, 08/15/25 (Call 08/15/20)(a)	USD	100	104,460
Murphy Oil Corp. 5.75%, 08/15/25 (Call 08/15/20)	USD	75	51,225
5.88%, 12/01/27 (Call 12/01/22)	USD	80	54,600
6.88%, 08/15/24 (Call 05/29/20)	USD	50	35,500
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	USD	100	22,750
Nabors Industries Ltd. 7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	19,667
7.50%, 01/15/28 (Call 01/15/23)(a)	USD	50	19,700
Nationstar Mortgage Holdings Inc. 6.00%, 01/15/27 (Call 01/15/23)(a)	USD	35	30,100
8.13%, 07/15/23 (Call 07/15/20)(a)	USD	125	120,000
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	120	114,780
Navient Corp. 5.00%, 03/15/27 (Call 09/15/26)(b)	USD	90	76,005
5.50%, 01/25/23	USD	125	115,312
5.88%, 10/25/24	USD	65	58,648
6.13%, 03/25/24	USD	105	96,349
6.50%, 06/15/22	USD	125	120,242
6.63%, 07/26/21	USD	100	99,500
6.75%, 06/25/25(b)	USD	65	60,125
6.75%, 06/15/26	USD	65	59,105
7.25%, 01/25/22	USD	95	93,100
7.25%, 09/25/23	USD	65	62,238
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 06/01/20)(a)	USD	75	29,523
Navistar International Corp. 6.63%, 11/01/25 (Call 11/01/20)(a)	USD	140	119,903
9.50%, 05/01/25 (Call 05/01/22)(a)	USD	30	31,500
NCR Corp. 5.00%, 07/15/22 (Call 05/29/20)	USD	75	74,813
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	65	65,163
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	USD	65	64,987
6.38%, 12/15/23 (Call 05/29/20)	USD	90	91,237
8.13%, 04/15/25 (Call 04/15/22)(a)	USD	25	26,500
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 05/29/20)(a)(e)	USD	83	7,055
Netflix Inc. 3.63%, 06/15/25 (Call 03/15/25)(a)	USD	25	25,344
3.63%, 05/15/27	EUR	200	227,024
3.63%, 06/15/30 (Call 03/15/30)(c)	EUR	200	220,830
3.88%, 11/15/29(c)	EUR	100	112,235
4.38%, 11/15/26(b)	USD	125	132,175
4.63%, 05/15/29	EUR	100	117,809
4.88%, 04/15/28	USD	200	213,418
4.88%, 06/15/30 (Call 03/15/30)(a)	USD	125	133,560
5.38%, 11/15/29(a)	USD	115	126,740
5.50%, 02/15/22	USD	75	78,000
5.75%, 03/01/24	USD	50	54,495

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.88%, 02/15/25(b)	USD	100	$109,766
5.88%, 11/15/28	USD	240	270,637
6.38%, 05/15/29	USD	100	116,552
Newell Brands Inc. 4.35%, 04/01/23 (Call 02/01/23)	USD	150	152,625
4.70%, 04/01/26 (Call 01/01/26)	USD	250	251,457
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 05/11/20)(a)	USD	115	112,125
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	225	214,346
NextEra Energy Operating Partners LP 3.88%, 10/15/26 (Call 07/15/26)(a)	USD	65	64,207
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	95	95,712
4.25%, 09/15/24 (Call 07/15/24)(a)	USD	70	71,036
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	65	66,706
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23 (Call 05/29/20)	USD	80	53,955
7.50%, 04/15/26 (Call 04/15/22)	USD	70	45,500
Nielsen Co Luxembourg Sarl/The, 5.00%, 02/01/25 (Call 05/29/20)(a)(b)	USD	65	62,501
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 05/29/20)(a)	USD	290	285,308
Noble Holding International Ltd. 7.88%, 02/01/26 (Call 02/01/21)(a)	USD	95	22,088
7.95%, 04/01/25 (Call 01/01/25)(b)	USD	50	500
NortonLifeLock Inc. 3.95%, 06/15/22 (Call 03/15/22)	USD	50	50,768
5.00%, 04/15/25 (Call 05/11/20)(a)	USD	140	141,022
Novelis Corp. 4.75%, 01/30/30 (Call 01/30/25)(a)	USD	195	171,600
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	190	183,825
NRG Energy Inc. 5.25%, 06/15/29 (Call 06/15/24)(a)	USD	90	97,050
5.75%, 01/15/28 (Call 01/15/23)(b)	USD	105	112,935
6.63%, 01/15/27 (Call 07/15/21)(b)	USD	155	165,133
7.25%, 05/15/26 (Call 05/15/21)	USD	125	134,375
NuStar Logistics LP 5.63%, 04/28/27 (Call 01/28/27)	USD	65	58,500
6.00%, 06/01/26 (Call 03/01/26)	USD	65	59,150
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	USD	50	6,500
6.88%, 03/15/22 (Call 05/29/20)	USD	115	16,963
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(c)	EUR	100	105,034
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)	USD	65	57,444
5.13%, 09/15/27 (Call 03/15/22)	USD	65	59,800
5.63%, 08/01/29 (Call 08/01/24)	USD	95	86,065
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.63%, 03/15/30 (Call 03/15/25)(a)	USD	65	59,518
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	80	75,200
5.63%, 02/15/24 (Call 05/29/20)	USD	50	49,870
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)	USD	65	65,670
5.88%, 08/15/23(a)	USD	90	92,277
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	USD	100	22,000
Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 4.38%, 05/15/26 (Call 05/15/22)(c)	EUR	100	101,079
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	125	125,812
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	245	207,637
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	190	193,087

Security		Par (000)	Value

United States (continued)
Parsley Energy LLC/Parsley Finance Corp. 4.13%, 02/15/28 (Call 02/15/23)(a)	USD	50	$41,417
5.25%, 08/15/25 (Call 08/15/20)(a)	USD	55	48,171
5.38%, 01/15/25 (Call 05/29/20)(a)	USD	85	76,738
5.63%, 10/15/27 (Call 10/15/22)(a)	USD	90	77,020
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/28 (Call 02/15/23)(a)	USD	110	78,238
7.25%, 06/15/25 (Call 06/15/20)	USD	100	75,693
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)	USD	75	57,960
6.13%, 09/15/24 (Call 05/29/20)	USD	50	39,335
Penske Automotive Group Inc. 5.50%, 05/15/26 (Call 05/15/21)	USD	60	55,326
5.75%, 10/01/22 (Call 05/29/20)	USD	75	71,406
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	USD	135	129,034
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)	USD	142	144,174
7.13%, 03/15/23 (Call 05/29/20)(a)	USD	240	229,800
8.88%, 06/01/25 (Call 06/01/20)(a)	USD	80	77,243
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	USD	100	87,275
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 05/29/20)(a)	USD	125	126,266
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	105	106,706
PolyOne Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	USD	20	20,250
Post Holdings Inc. 4.63%, 04/15/30 (Call 04/15/25)(a)	USD	155	151,968
5.00%, 08/15/26 (Call 08/15/21)(a)	USD	215	215,044
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	95	95,414
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	USD	120	122,100
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	165	168,985
Prestige Brands Inc. 5.13%, 01/15/28 (Call 01/15/23)(a)	USD	50	50,950
6.38%, 03/01/24 (Call 05/29/20)(a)(b)	USD	75	77,156
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(a)	USD	95	93,129
5.75%, 04/15/26(a)(b)	USD	170	167,076
6.25%, 01/15/28 (Call 01/15/23)(a)	USD	160	143,568
PTC Inc. 3.63%, 02/15/25 (Call 02/15/22)(a)	USD	65	63,952
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	65	63,700
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)	USD	75	77,624
5.50%, 03/01/26 (Call 12/01/25)	USD	90	95,829
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)(b)	USD	75	25,125
5.38%, 10/01/22 (Call 07/01/22)	USD	65	22,295
5.63%, 03/01/26 (Call 12/01/25)	USD	65	20,394
Qorvo Inc. 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	USD	65	64,919
5.50%, 07/15/26 (Call 07/15/21)	USD	115	120,750
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)	USD	125	122,487
5.75%, 05/01/25 (Call 05/29/20)(a)	USD	155	151,900
QVC Inc. 4.38%, 03/15/23(b)	USD	95	90,359
4.45%, 02/15/25 (Call 11/15/24)	USD	75	68,520
4.75%, 02/15/27 (Call 11/15/26)	USD	70	63,000
4.85%, 04/01/24	USD	75	71,243

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 07/02/22(b)	USD	65	$63,050
Qwest Corp., 6.75%, 12/01/21	USD	120	125,100
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 05/29/20)(a)(b)	USD	150	148,030
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)	USD	95	73,625
5.00%, 08/15/22 (Call 05/15/22)	USD	65	59,313
5.00%, 03/15/23 (Call 12/15/22)(b)	USD	90	78,075
9.25%, 02/01/26 (Call 02/01/22)(a)	USD	70	56,029
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)	USD	50	38,019
5.25%, 12/01/21 (Call 05/29/20)(a)	USD	75	62,961
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	65	45,175
Refinitiv U.S. Holdings Inc. 4.50%, 05/15/26 (Call 11/15/21)(c)	EUR	100	114,023
6.25%, 05/15/26 (Call 11/15/21)(a)	USD	155	165,303
8.25%, 11/15/26 (Call 11/15/21)(a)	USD	200	217,250
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	180	192,600
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 05/29/20)(a)	USD	200	200,500
7.00%, 07/15/24 (Call 05/29/20)(a)	USD	100	100,370
Rite Aid Corp. 6.13%, 04/01/23 (Call 05/29/20)(a)	USD	143	130,502
7.50%, 07/01/25 (Call 07/01/22)(a)	USD	77	75,845
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	USD	105	91,350
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 05/29/20)(a)(b)	USD	100	93,000
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	90	95,062
SBA Communications Corp. 3.88%, 02/15/27 (Call 02/15/23)(a)	USD	125	127,656
4.00%, 10/01/22 (Call 05/29/20)	USD	95	95,503
4.88%, 09/01/24 (Call 05/29/20)	USD	140	144,322
Scientific Games International Inc. 3.38%, 02/15/26 (Call 02/15/21)(c)	EUR	100	89,893
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	155	134,830
7.00%, 05/15/28 (Call 05/15/23)(a)	USD	85	61,306
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	65	46,204
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	135	101,700
Sealed Air Corp. 4.00%, 12/01/27 (Call 09/01/27)(a)	USD	55	54,333
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	55	56,969
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	55	57,888
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	51,750
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	50	52,944
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	USD	155	149,280
Sensata Technologies BV, 4.38%, 02/15/30 (Call 11/15/29)(a)	USD	55	54,175
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)	USD	75	76,702
5.13%, 06/01/29 (Call 06/01/24)	USD	100	104,750
5.38%, 05/15/24 (Call 05/29/20)	USD	105	106,881
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 05/11/20)(a)	USD	43	43,645
SESI LLC 7.13%, 12/15/21 (Call 05/29/20)(a)	USD	80	36,577
7.75%, 09/15/24 (Call 09/15/20)	USD	65	11,697

Security		Par (000)	Value

United States (continued)
Signature Aviation U.S. Holdings Inc. 4.00%, 03/01/28 (Call 03/01/23)(a)	USD	80	$68,800
5.38%, 05/01/26 (Call 05/01/21)(a)	USD	65	59,963
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 05/28/20)	EUR	100	110,146
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(a)(b)	USD	50	42,091
5.50%, 03/01/30 (Call 12/01/24)(a)	USD	65	53,950
5.63%, 08/01/24 (Call 05/14/20)(a)	USD	70	63,883
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)	USD	125	125,771
4.63%, 05/15/23 (Call 05/29/20)(a)	USD	65	65,406
4.63%, 07/15/24 (Call 07/15/21)(a)	USD	190	194,199
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	190	194,779
5.38%, 04/15/25 (Call 05/29/20)(a)	USD	125	128,906
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	125	129,715
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	155	163,463
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 05/29/20)(a)	USD	125	110,025
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	65	56,480
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	USD	35	36,481
SM Energy Co. 5.00%, 01/15/24 (Call 05/29/20)	USD	65	20,053
5.63%, 06/01/25 (Call 06/01/20)	USD	60	17,100
6.13%, 11/15/22 (Call 05/29/20)(b)	USD	60	24,000
6.63%, 01/15/27 (Call 01/15/22)	USD	65	16,656
6.75%, 09/15/26 (Call 09/15/21)(b)	USD	60	16,755
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/29/20)(a)	USD	255	253,725
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)	USD	115	100,984
7.50%, 04/01/26 (Call 04/01/21)(b)	USD	80	71,800
7.75%, 10/01/27 (Call 10/01/22)(b)	USD	65	56,563
Spectrum Brands Inc. 4.00%, 10/01/26 (Call 10/01/21)(c)	EUR	100	102,129
5.75%, 07/15/25 (Call 07/15/20)	USD	125	124,687
Spirit AeroSystems Inc. 4.60%, 06/15/28 (Call 03/15/28)(b)	USD	52	41,860
7.50%, 04/15/25 (Call 04/15/22)(a)	USD	95	93,575
Springleaf Finance Corp. 5.38%, 11/15/29 (Call 05/15/29)	USD	100	83,699
5.63%, 03/15/23	USD	100	94,067
6.13%, 05/15/22	USD	125	123,437
6.13%, 03/15/24 (Call 09/15/23)	USD	165	154,564
6.63%, 01/15/28 (Call 07/15/27)	USD	100	88,250
6.88%, 03/15/25	USD	155	145,905
7.13%, 03/15/26	USD	200	186,250
7.75%, 10/01/21(b)	USD	80	79,154
Sprint Communications Inc. 6.00%, 11/15/22	USD	285	300,883
11.50%, 11/15/21	USD	125	139,687
Sprint Corp. 7.13%, 06/15/24	USD	315	353,587
7.25%, 09/15/21	USD	285	298,894
7.63%, 02/15/25 (Call 11/15/24)	USD	190	218,500
7.63%, 03/01/26 (Call 11/01/25)	USD	190	223,529
7.88%, 09/15/23	USD	535	601,260
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	USD	250	256,937
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	USD	125	132,750

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Standard Industries Inc./NJ 2.25%, 11/21/26 (Call 08/21/26)(c)	EUR	100	$93,100
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	125	123,100
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	65	65,203
5.38%, 11/15/24 (Call 05/29/20)(a)	USD	140	140,912
6.00%, 10/15/25 (Call 10/15/20)(a)	USD	125	129,062
Staples Inc. 7.50%, 04/15/26 (Call 04/15/22)(a)	USD	250	197,915
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	USD	125	70,000
Starwood Property Trust Inc. 4.75%, 03/15/25 (Call 09/15/24)	USD	65	55,387
5.00%, 12/15/21 (Call 09/15/21)	USD	90	84,888
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	USD	125	100,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 05/29/20)	USD	75	73,344
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/14/20)	USD	80	80,076
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 05/29/20)	USD	125	122,265
5.50%, 02/15/26 (Call 02/15/21)	USD	100	96,284
5.88%, 03/15/28 (Call 03/15/23)	USD	50	47,284
6.00%, 04/15/27 (Call 04/15/22)	USD	75	72,891
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)	USD	70	48,300
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	60	56,850
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	USD	95	95,000
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	61,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(a)	USD	65	49,901
5.50%, 09/15/24 (Call 05/29/20)(a)	USD	90	68,112
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	95	64,138
6.00%, 03/01/27 (Call 03/01/23)(a)	USD	55	36,703
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/29/20)	USD	75	68,058
5.00%, 01/15/28 (Call 01/15/23)	USD	90	75,930
5.13%, 02/01/25 (Call 05/29/20)	USD	50	44,456
5.25%, 05/01/23 (Call 05/29/20)	USD	25	23,656
5.38%, 02/01/27 (Call 02/01/22)	USD	65	55,315
5.50%, 03/01/30 (Call 03/01/25)(a)	USD	125	106,562
5.88%, 04/15/26 (Call 04/15/21)	USD	125	112,062
6.50%, 07/15/27 (Call 07/15/22)	USD	95	85,106
6.75%, 03/15/24 (Call 05/29/20)	USD	75	70,918
6.88%, 01/15/29 (Call 01/15/24)	USD	100	91,585
Taylor Morrison Communities Inc. 5.75%, 01/15/28 (Call 10/15/27)(a)	USD	55	49,775
5.88%, 01/31/25 (Call 05/11/20)(a)	USD	100	93,576
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	USD	65	59,800
TEGNA Inc. 4.63%, 03/15/28 (Call 03/15/23)(a)	USD	125	111,454
5.00%, 09/15/29 (Call 09/15/24)(a)	USD	145	128,922
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)	USD	75	71,988
5.63%, 10/15/23 (Call 05/29/20)(b)	USD	55	54,287
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 07/15/20)	USD	235	230,840
4.63%, 09/01/24 (Call 09/01/21)(a)	USD	75	73,521
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	265	259,700
5.13%, 05/01/25 (Call 05/29/20)(b)	USD	175	163,607

Security		Par (000)	Value

United States (continued)
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	185	$182,690
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	185	181,688
6.75%, 06/15/23(b)	USD	235	234,765
7.00%, 08/01/25 (Call 08/01/20)(b)	USD	60	55,800
7.50%, 04/01/25 (Call 04/01/22)(a)	USD	25	26,783
8.13%, 04/01/22	USD	350	350,892
Tenneco Inc., 4.88%, 04/15/22 (Call 05/28/20)(c)	EUR	175	143,838
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)	USD	65	66,593
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	110	112,818
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	78,374
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	130	107,250
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	USD	225	219,375
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	USD	65	66,463
4.50%, 02/01/26 (Call 02/01/21)	USD	125	128,787
4.75%, 02/01/28 (Call 02/01/23)	USD	190	199,504
5.13%, 04/15/25 (Call 05/11/20)	USD	65	66,288
5.38%, 04/15/27 (Call 04/15/22)	USD	65	68,816
6.00%, 03/01/23 (Call 05/11/20)	USD	165	165,000
6.00%, 04/15/24 (Call 05/11/20)	USD	125	127,323
6.38%, 03/01/25 (Call 05/11/20)	USD	215	221,405
6.50%, 01/15/24 (Call 05/11/20)	USD	125	127,956
6.50%, 01/15/26 (Call 01/15/21)	USD	250	264,062
Toll Brothers Finance Corp. 3.80%, 11/01/29 (Call 08/01/29)	USD	50	46,750
4.35%, 02/15/28 (Call 11/15/27)	USD	50	49,250
4.38%, 04/15/23 (Call 01/15/23)	USD	50	50,125
4.88%, 03/15/27 (Call 12/15/26)	USD	55	55,688
5.88%, 02/15/22 (Call 11/15/21)	USD	50	51,438
TransDigm Inc. 5.50%, 11/15/27 (Call 11/15/22)(a)	USD	335	283,075
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	555	542,579
6.38%, 06/15/26 (Call 06/15/21)	USD	120	102,674
6.50%, 07/15/24 (Call 05/29/20)	USD	150	137,038
6.50%, 05/15/25 (Call 05/29/20)	USD	95	85,025
7.50%, 03/15/27 (Call 03/15/22)	USD	75	67,031
8.00%, 12/15/25 (Call 04/08/22)(a)	USD	130	135,200
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	USD	42	32,017
Transocean Inc. 7.25%, 11/01/25 (Call 11/01/21)(a)	USD	100	38,102
8.00%, 02/01/27 (Call 02/01/23)(a)	USD	65	24,872
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	63	50,726
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	70	55,300
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	USD	52	44,389
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	49,063
Triumph Group Inc. 6.25%, 09/15/24 (Call 09/15/20)(a)	USD	50	39,637
7.75%, 08/15/25 (Call 08/15/20)	USD	67	44,115
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	USD	55	49,991
Tronox Inc. 6.50%, 05/01/25 (Call 05/01/22)(a)	USD	10	10,063
6.50%, 04/15/26 (Call 04/15/21)(a)	USD	75	67,781
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	USD	110	112,475

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)(b)	USD	80	$50,764
6.88%, 08/15/25 (Call 08/15/20)	USD	95	64,784
Uber Technologies Inc. 7.50%, 11/01/23 (Call 11/01/20)(a)	USD	65	65,155
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	150	152,494
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	190	194,647
United Airlines Holdings Inc., 4.25%, 10/01/22	USD	50	41,000
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)	USD	93	91,372
4.00%, 07/15/30 (Call 07/15/25)	USD	95	89,368
4.63%, 10/15/25 (Call 10/15/20)	USD	95	93,046
4.88%, 01/15/28 (Call 01/15/23)	USD	210	209,257
5.25%, 01/15/30 (Call 01/15/25)	USD	100	99,821
5.50%, 07/15/25 (Call 07/15/20)	USD	100	101,250
5.50%, 05/15/27 (Call 05/15/22)(b)	USD	125	125,785
5.88%, 09/15/26 (Call 09/15/21)	USD	125	128,340
6.50%, 12/15/26 (Call 12/15/21)	USD	140	145,644
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 05/29/20)(a)	USD	75	58,130
7.88%, 02/15/25 (Call 02/15/22)(a)	USD	285	274,489
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 05/29/20)(a)	USD	70	65,646
8.25%, 10/15/23 (Call 05/29/20)	USD	140	116,158
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/29/20)(a)	USD	150	142,968
5.13%, 02/15/25 (Call 05/11/20)(a)	USD	185	163,865
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/21)	USD	90	73,631
6.88%, 09/01/27 (Call 09/01/22)	USD	95	76,374
Valaris PLC 4.88%, 06/01/22 (Call 03/01/22)	USD	75	9,000
7.75%, 02/01/26 (Call 11/01/25)	USD	125	10,000
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	USD	85	82,663
Vector Group Ltd. 6.13%, 02/01/25 (Call 05/29/20)(a)	USD	105	101,850
10.50%, 11/01/26 (Call 11/01/21)(a)	USD	70	65,022
Vericast Corp. 8.38%, 08/15/22 (Call 05/29/20)(a)	USD	100	72,500
9.25%, 03/01/21 (Call 05/29/20)(a)(b)	USD	52	52,014
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 05/29/20)(a)(b)	USD	73	75,007
VeriSign Inc. 4.63%, 05/01/23 (Call 05/29/20)	USD	100	100,610
4.75%, 07/15/27 (Call 07/15/22)	USD	70	74,565
5.25%, 04/01/25 (Call 01/01/25)	USD	65	71,076
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	USD	140	145,717
ViacomCBS Inc. 5.88%, 02/28/57 (Call 02/28/22)(d)	USD	80	73,680
6.25%, 02/28/57 (Call 02/28/27)(b)(d)	USD	80	79,400
ViaSat Inc. 5.63%, 09/15/25 (Call 09/15/20)(a)	USD	90	84,943
5.63%, 04/15/27 (Call 04/15/22)(a)	USD	75	74,059
VICI Properties LP/VICI Note Co. Inc. 3.50%, 02/15/25 (Call 02/15/22)(a)	USD	50	46,969
3.75%, 02/15/27 (Call 02/15/23)(a)	USD	95	88,350
4.13%, 08/15/30 (Call 02/15/25)(a)	USD	125	113,543
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	175	163,334

Security		Par/ Shares (000)		Value

United States (continued)
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	125		$116,250
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	USD	105		70,422
Vistra Energy Corp., 5.88%, 06/01/23 (Call 05/29/20)(b)	USD	65		65,357
Vistra Operations Co. LLC 5.00%, 07/31/27 (Call 07/31/22)(a)	USD	155		158,278
5.50%, 09/01/26 (Call 09/01/21)(a)	USD	125		128,642
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	165		172,837
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	85		64,600
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	USD	290		296,432
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)(e)	USD	50		5,000
6.25%, 04/01/23 (Call 01/01/23)(e)	USD	50		4,662
6.63%, 01/15/26 (Call 10/15/25)(e)	USD	50		4,875
WMG Acquisition Corp., 4.13%, 11/01/24 (Call 05/08/20)(c)	EUR	90		99,729
Wolverine Escrow LLC 8.50%, 11/15/24 (Call 11/15/21)(a)	USD	75		51,375
9.00%, 11/15/26 (Call 11/15/22)(a)	USD	115		80,012
13.13%, 11/15/27 (Call 11/15/22)(a)	USD	65		38,285
WPX Energy Inc. 4.50%, 01/15/30 (Call 01/15/25)	USD	100		81,281
5.25%, 09/15/24 (Call 06/15/24)	USD	80		70,600
5.25%, 10/15/27 (Call 10/15/22)	USD	90		78,300
5.75%, 06/01/26 (Call 06/01/21)	USD	65		56,225
8.25%, 08/01/23 (Call 06/01/23)	USD	43		40,480
WR Grace &Co.-Conn, 5.13%, 10/01/21(a)	USD	90		90,562
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	USD	38		33,108
4.25%, 03/01/22 (Call 12/01/21)	USD	81		77,254
5.75%, 04/01/27 (Call 01/01/27)	USD	50		43,563
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)	USD	65		60,613
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	115		98,032
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	USD	225		199,242
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	USD	100		102,026
Xerox Corp. 4.13%, 03/15/23 (Call 02/15/23)	USD	125		124,375
4.50%, 05/15/21	USD	135		135,097
XPO Logistics Inc. 6.13%, 09/01/23 (Call 05/29/20)(a)	USD	65		65,813
6.25%, 05/01/25 (Call 05/01/22)(a)	USD	35		35,438
6.50%, 06/15/22 (Call 05/29/20)(a)	USD	150		150,600
6.75%, 08/15/24 (Call 08/15/21)(a)	USD	125		128,700
Yum! Brands Inc. 4.75%, 01/15/30 (Call 10/15/29)(a)	USD	100		102,000
7.75%, 04/01/25 (Call 04/01/22)(a)	USD	60		65,633
Zayo Group Holdings Inc. 4.00%, 03/01/27 (Call 03/01/21)(a)	USD	255		246,669
6.13%, 03/01/28 (Call 03/01/23)(a)	USD	90		84,848

				91,954,112

Total Corporate Bonds & Notes — 97.3% (Cost: $148,803,008)				133,875,911

Warrants

United States — 0.0%
Sable Permian Resources Land LLC(j)(k)		0	(f)	0	(g)

Total Warrants — 0.0% (Cost: $0)				0	(g)

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(l)(m)(n)	9,406	$9,416,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(l)(m)	230	230,000

		9,646,426

Total Short-Term Investments — 7.0% (Cost: $9,635,485)		9,646,426

Total Investments in Securities — 104.3% (Cost: $158,438,493)		143,522,337

Other Assets, Less Liabilities — (4.3)%		(5,887,665)

Net Assets — 100.0%		$137,634,672

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Rounds to less than 1,000.
(g)	Rounds to less than $1.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Perpetual security with no stated maturity date.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 04/30/20 (000)	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,898	(11,492)	9,406	$9,416,426	$57,379	(b)	$51	$1,065
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846	(2,616)	230	230,000	6,601		—	—

				$9,646,426	$63,980		$51	$1,065

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® US & Intl High Yield Corp Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$133,875,911	$—		$133,875,911
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	9,646,426	—	—		9,646,426

	$9,646,426	$133,875,911	$0	(a)	$143,522,337

(a)	Rounds to less than $1.

See notes to financial statements.

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2020

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$40,160,004	$155,072,068	$272,460,904	$340,543,645
Affiliated(c)	22,000	15,546,517	6,179,000	—
Cash	659	—	23,105	—
Foreign currency, at value(d)	637,736	—	—	2,548,105
Receivables:
Investments sold	1,070,758	5,249,284	4,303,349	14,126,687
Securities lending income — Affiliated	—	12,469	—	—
Dividends	—	352	1,502	5,795
Interest	524,340	1,891,741	4,930,152	6,842,931

Total assets	42,415,497	177,772,431	287,898,012	364,067,163

LIABILITIES
Bank overdraft	—	2,472	—	169,279
Collateral on securities loaned, at value	—	13,593,073	—	—
Deferred foreign capital gain tax	—	—	—	162,793
Payables:
Investments purchased	1,053,484	4,332,640	4,974,631	12,062,361
Capital shares redeemed	—	450,022	—	2,739,291
Investment advisory fees	13,187	63,939	117,878	87,042

Total liabilities	1,066,671	18,442,146	5,092,509	15,220,766

NET ASSETS	$41,348,826	$159,330,285	$282,805,503	$348,846,397

NET ASSETS CONSIST OF:
Paid-in capital	$52,183,798	$173,517,316	$404,926,635	$465,114,945
Accumulated loss	(10,834,972)	(14,187,031)	(122,121,132)	(116,268,548)

NET ASSETS	$41,348,826	$159,330,285	$282,805,503	$348,846,397

Shares outstanding	900,000	3,350,000	7,250,000	9,000,000

Net asset value	$45.94	$47.56	$39.01	$38.76

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$12,694,491	$—	$—
(b) Investments, at cost — Unaffiliated	$46,674,952	$165,314,746	$341,522,741	$385,667,614
(c) Investments, at cost — Affiliated	$22,000	$15,531,683	$6,179,000	$—
(d) Foreign currency, at cost	$641,753	$—	$—	$2,529,449

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2020

iShares US & Intl High Yield Corp Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$133,875,911
Affiliated(c)	9,646,426
Cash	4,602
Foreign currency, at value(d)	472,837
Receivables:
Investments sold	3,542,210
Securities lending income — Affiliated	11,353
Dividends	233
Interest	2,182,906

Total assets	149,736,478

LIABILITIES
Collateral on securities loaned, at value	9,405,010
Payables:
Investments purchased	2,639,977
Capital shares redeemed	6,854
Investment advisory fees	49,965

Total liabilities	12,101,806

NET ASSETS	$137,634,672

NET ASSETS CONSIST OF:
Paid-in capital	$160,991,087
Accumulated loss	(23,356,415)

NET ASSETS	$137,634,672

Shares outstanding	3,100,000

Net asset value	$44.40

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$9,035,863
(b) Investments, at cost — Unaffiliated	$148,803,008
(c) Investments, at cost — Affiliated	$9,635,485
(d) Foreign currency, at cost	$475,772

See notes to financial statements.

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended April 30, 2020

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$89	$7,806	$33,580	$21,564
Interest — Unaffiliated	672,893	4,409,106	11,654,064	15,097,343
Securities lending income — Affiliated — net	—	63,260	—	—
Other income — Unaffiliated	1,571	1,582	5,610	—
Foreign taxes withheld	—	—	—	(271,862)

Total investment income	674,553	4,481,754	11,693,254	14,847,045

EXPENSES
Investment advisory fees	84,714	466,241	930,336	730,008

Total expenses	84,714	466,241	930,336	730,008

Less:
Investment advisory fees waived	—	—	(18,205)	—
Total expenses after fees waived	84,714	466,241	912,131	730,008

Net investment income	589,839	4,015,513	10,781,123	14,117,037

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(459,976)	(634,660)	(8,464,509)	(45,021,241)
Investments — Affiliated	—	(9,262)	—	—
In-kind redemptions — Unaffiliated	—	(3,303,904)	(15,384,205)	(3,093,372)
Foreign currency transactions	(252)	—	—	(911,164)

Net realized loss	(460,228)	(3,947,826)	(23,848,714)	(49,025,777)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(4,201,393)	(13,698,673)	(53,239,533)	(18,244,998)
Investments — Affiliated	—	12,074	—	—
Foreign currency translations	(19,707)	—	—	(509,691)

Net change in unrealized appreciation (depreciation)	(4,221,100)	(13,686,599)	(53,239,533)	(18,754,689)

Net realized and unrealized loss	(4,681,328)	(17,634,425)	(77,088,247)	(67,780,466)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,091,489)	$(13,618,912)	$(66,307,124)	$(53,663,429)

(a) Net of foreign capital gain tax of	$—	$—	$—	$151,885
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$(238,334)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations  (unaudited) (continued)

Six Months Ended April 30, 2020

iShares US & Intl High Yield Corp Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6,601
Interest — Unaffiliated	4,460,661
Securities lending income — Affiliated — net	57,379
Other income — Unaffiliated	22,394

Total investment income	4,547,035

EXPENSES
Investment advisory fees	351,432

Total expenses	351,432

Net investment income	4,195,603

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,616,074)
Investments — Affiliated	51
In-kind redemptions — Unaffiliated	(2,661,099)
Foreign currency transactions	(3,887)

Net realized loss	(4,281,009)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(13,565,385)
Investments — Affiliated	1,065
Foreign currency translations	(17,525)

Net change in unrealized appreciation (depreciation)	(13,581,845)

Net realized and unrealized loss	(17,862,854)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,667,251)

See notes to financial statements.

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$589,839	$1,452,281	$4,015,513	$4,814,973
Net realized loss	(460,228)	(3,415,656)	(3,947,826)	(93,270)
Net change in unrealized appreciation (depreciation)	(4,221,100)	3,647,392	(13,686,599)	7,349,578

Net increase (decrease) in net assets resulting from operations	(4,091,489)	1,684,017	(13,618,912)	12,071,281

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(495,119)	(1,938,517)	(3,952,061)	(4,625,003)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,097,119	(24,764,950)	10,216,449	87,723,168

NET ASSETS
Total increase (decrease) in net assets	510,511	(25,019,450)	(7,354,524)	95,169,446
Beginning of period	40,838,315	65,857,765	166,684,809	71,515,363

End of period	$41,348,826	$40,838,315	$159,330,285	$166,684,809

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets  (continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,781,123	$18,676,790	$14,117,037	$36,964,541
Net realized loss	(23,848,714)	(16,048,982)	(49,025,777)	(24,363,579)
Net change in unrealized appreciation (depreciation)	(53,239,533)	26,046,919	(18,754,689)	19,622,567

Net increase (decrease) in net assets resulting from operations	(66,307,124)	28,674,727	(53,663,429)	32,223,529

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,976,838)	(22,615,509)	(24,281,359)	(14,295,840)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	27,711,311	(71,222,529)	(109,286,786)	94,418,220

NET ASSETS
Total increase (decrease) in net assets	(50,572,651)	(65,163,311)	(187,231,574)	112,345,909
Beginning of period	333,378,154	398,541,465	536,077,971	423,732,062

End of period	$282,805,503	$333,378,154	$348,846,397	$536,077,971

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/20 (unaudited)	Year Ended 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,195,603	$8,719,180
Net realized loss	(4,281,009)	(5,246,295)
Net change in unrealized appreciation (depreciation)	(13,581,845)	7,466,935

Net increase (decrease) in net assets resulting from operations	(13,667,251)	10,939,820

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,771,711)	(9,914,724)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .	(21,226,667)	(36,077,886)

NET ASSETS
Total decrease in net assets	(38,665,629)	(35,052,790)
Beginning of period	176,300,301	211,353,091

End of period	$137,634,672	$176,300,301

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$51.05		$50.66	$53.04	$46.91	$46.44	$52.90

Net investment income(a)	0.68		1.51	1.54	1.77	1.82	1.84
Net realized and unrealized gain (loss)(b)	(5.17)		0.82	(3.92)	4.85	(0.47)	(6.57)

Net increase (decrease) from investment operations	(4.49)		2.33	(2.38)	6.62	1.35	(4.73)

Distributions(c)
From net investment income	(0.62)		(1.94)	—	(0.40)	(0.26)	(0.05)
From net realized gain	—		—	—	—	—	(0.02)
Return of capital	—		—	—	(0.09)	(0.62)	(1.66)

Total distributions	(0.62)		(1.94)	—	(0.49)	(0.88)	(1.73)

Net asset value, end of period	$45.94		$51.05	$50.66	$53.04	$46.91	$46.44

Total Return
Based on net asset value	(8.88	)%(d)	4.85%	(4.49)%	14.21%	2.95%	(9.02)%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.51%	0.55%

Total expenses after fees waived	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	2.79	%(e)	3.03%	2.87%	3.62%	3.93%	3.85%

Supplemental Data
Net assets, end of period (000)	$41,349		$40,838	$65,858	$90,160	$154,796	$185,756

Portfolio turnover rate(f)	17	%(d)	34%	31%	49%	24%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$51.29		$47.68	$51.33	$50.40	$48.21	$51.18

Net investment income(a)	1.08		2.25	2.16	2.10	2.19	2.19
Net realized and unrealized gain (loss)(b)	(3.73)		3.61	(3.70)	0.90	2.18	(3.02)

Net increase (decrease) from investment operations	(2.65)		5.86	(1.54)	3.00	4.37	(0.83)

Distributions(c)
From net investment income	(1.08)		(2.25)	(2.11)	(2.07)	(2.18)	(2.14)

Total distributions	(1.08)		(2.25)	(2.11)	(2.07)	(2.18)	(2.14)

Net asset value, end of period	$47.56		$51.29	$47.68	$51.33	$50.40	$48.21

Total Return
Based on net asset value	(5.23	)%(d)	12.57%	(3.09)%	6.14%	9.33%	(1.62)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.53%

Net investment income	4.31	%(e)	4.51%	4.37%	4.16%	4.51%	4.47%

Supplemental Data
Net assets, end of period (000)	$159,330		$166,685	$71,515	$87,269	$32,758	$28,929

Portfolio turnover rate(f)	11	%(d)	21%	16%	62%	22%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$46.63		$45.29	$50.60		$49.97	$46.82	$51.03

Net investment income(a)	1.28		2.66	2.44		2.87	3.03	2.99
Net realized and unrealized gain (loss)(b)	(7.47)		1.93	(5.40)		0.77	3.25	(4.11)

Net increase (decrease) from investment operations	(6.19)		4.59	(2.96)		3.64	6.28	(1.12)

Distributions(c)
From net investment income	(1.43)		(3.25)	(2.35)		(3.01)	(3.13)	(3.09)

Total distributions	(1.43)		(3.25)	(2.35)		(3.01)	(3.13)	(3.09)

Net asset value, end of period	$39.01		$46.63	$45.29		$50.60	$49.97	$46.82

Total Return
Based on net asset value	(13.65	)%(d)	10.51%	(5.96	)%(e)	7.60%	14.02%	(2.13)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.50%		0.50%	0.50%	0.55%

Total expenses after fees waived	0.49	%(f)	0.50%	0.50%		0.50%	0.50%	0.55%

Net investment income	5.79	%(f)	5.75%	5.11%		5.73%	6.35%	6.29%

Supplemental Data
Net assets, end of period (000)	$282,806		$333,378	$398,541		$624,867	$107,431	$159,199

Portfolio turnover rate(g)	43	%(d)	32%	19%		25%	29%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16		Year Ended 10/31/15

Net asset value, beginning of period	$45.43		$43.24	$46.85	$45.14	$41.31		$48.74

Net investment income(a)	1.23		3.09	2.87	2.29	1.94		2.03
Net realized and unrealized gain (loss)(b)	(5.97)		0.59	(6.48)	(0.58)	1.89		(8.87)

Net increase (decrease) from investment operations	(4.74)		3.68	(3.61)	1.71	3.83		(6.84)

Distributions(c)
From net investment income	(1.93)		(1.49)	—	—	—		—
Return of capital	—		—	—	—	—		(0.59)

Total distributions	(1.93)		(1.49)	—	—	—		(0.59)

Net asset value, end of period	$38.76		$45.43	$43.24	$46.85	$45.14		$41.31

Total Return
Based on net asset value	(10.87	)%(d)	8.75%	(7.71)%	3.79%	9.06	%(e)	(13.99	)%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.42%	0.50%	0.50%		0.53%

Total expenses after fees waived	0.30	%(f)	0.30%	0.41%	0.50%	0.50%		0.50%

Net investment income	5.80	%(f)	6.95%	6.19%	5.04%	4.56%		4.63%

Supplemental Data
Net assets, end of period (000)	$348,846		$536,078	$423,732	$309,217	$451,410		$520,532

Portfolio turnover rate(g)	19	%(d)	44%	51%	97%	59%		46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the years ended October 31, 2016 and October 31, 2015 were 9.27% and (14.16)%, respectively.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/20 (unaudited)		Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15

Net asset value, beginning of period	$48.97		$48.03	$50.98	$48.77	$47.57	$52.00

Net investment income(a)	1.13		2.42	2.46	2.45	2.55	2.56
Net realized and unrealized gain (loss)(b)	(4.69)		1.17	(2.80)	2.08	0.57	(4.76)

Net increase (decrease) from investment operations	(3.56)		3.59	(0.34)	4.53	3.12	(2.20)

Distributions(c)
From net investment income	(1.01)		(2.65)	(2.61)	(2.32)	(1.92)	(2.23)

Total distributions	(1.01)		(2.65)	(2.61)	(2.32)	(1.92)	(2.23)

Net asset value, end of period	$44.40		$48.97	$48.03	$50.98	$48.77	$47.57

Total Return
Based on net asset value	(7.43	)%(d)	7.74%	(0.71)%	9.58%	6.82%	(4.32)%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.51%	0.55%

Total expenses after fees waived	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	4.78	%(e)	5.02%	4.95%	4.93%	5.44%	5.18%

Supplemental Data
Net assets, end of period (000)	$137,635		$176,300	$211,353	$214,103	$97,547	$118,931

Portfolio turnover rate(f)	14	%(d)	24%	20%	22%	24%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond(a)	Non-diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified

(a)	Formerly the iShares Emerging Markets High Yield Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. The adjusted cost basis of securities at October 31, 2019 are as follows:

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

iShares ETF
International High Yield Bond	$42,987,808
J.P. Morgan EM Corporate Bond	178,658,233
J.P. Morgan EM High Yield Bond	346,208,998
US & Intl High Yield Corp Bond	197,472,449

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$663,872	$663,872		$—	$—
Barclays Capital Inc.	2,446,462	2,446,462		—	—
BNP Paribas Prime Brokerage International Ltd.	630,630	630,630		—	—
BofA Securities, Inc.	1,267,288	1,267,288		—	—
Citadel Clearing LLC	224,578	224,578		—	—
Citigroup Global Markets Inc.	1,105,000	1,105,000		—	—
HSBC Securities (USA) Inc.	447,524	248,093		—	(199,431	)(b)
Jefferies LLC	1,430,152	1,430,152		—	—
JPMorgan Securities LLC	807,527	807,527		—	—
Morgan Stanley & Co. LLC	794,788	794,788		—	—
UBS AG	697,086	697,086		—	—
Wells Fargo Securities LLC	2,179,584	2,179,584		—	—

	$12,694,491	$12,495,060		$—	$(199,431)

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
US & Intl High Yield Corp Bond
Barclays Bank PLC	$349,020	$349,020		$—	$—
Barclays Capital Inc.	543,569	543,569		—	—
BMO Capital Markets	54,250	54,250		—	—
BNP Paribas Prime Brokerage International Ltd.	773,036	773,036		—	—
BNP Paribas Securities Corp.	128,253	128,253		—	—
Citadel Clearing LLC	288,381	288,381		—	—
Citigroup Global Markets Inc.	369,277	369,277		—	—
Credit Suisse Securities (USA) LLC	132,575	132,575		—	—
Goldman Sachs & Co.	2,560,680	2,560,680		—	—
JPMorgan Securities LLC	1,436,053	1,436,053		—	—
Morgan Stanley & Co. LLC	119,908	119,908		—	—
RBC Capital Markets LLC	2,122,711	2,122,711		—	—
Scotia Capital (USA) Inc.	65,650	65,650		—	—
State Street Bank & Trust Company	92,500	92,500		—	—

	$9,035,863	$9,035,863		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF and effective February 28, 2020, to the iShares J.P. Morgan EM Corporate Bond ETF and the iShares J.P. Morgan EM High Yield Bond ETF. Effective February 28, 2020, BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended April 30, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
J.P. Morgan EM Corporate Bond	$17,513
US & Intl High Yield Corp Bond	15,832

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
J.P. Morgan EM Corporate Bond	$159,967	$211,573	$(904)
J.P. Morgan EM High Yield Bond	2,966,047	4,511,280	(202,746)
US & Intl High Yield Corp Bond	120,067	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
International High Yield Bond	$7,288,394	$7,916,844
J.P. Morgan EM Corporate Bond	19,702,408	22,698,804
J.P. Morgan EM High Yield Bond	243,700,727	152,062,940
J.P. Morgan EM Local Currency Bond	86,613,725	127,435,446
US & Intl High Yield Corp Bond	26,258,526	24,341,780

For the six months ended April 30, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International High Yield Bond	$4,906,344	$—
J.P. Morgan EM Corporate Bond	52,404,033	39,587,897
J.P. Morgan EM High Yield Bond	52,466,889	120,759,685
J.P. Morgan EM Local Currency Bond	12,349,376	85,787,881
US & Intl High Yield Corp Bond	12,071,035	34,243,031

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
International High Yield Bond	$4,190,278
J.P. Morgan EM Corporate Bond	469,018
J.P. Morgan EM High Yield Bond	27,756,911
J.P. Morgan EM Local Currency Bond	9,018,049
US & Intl High Yield Corp Bond	4,742,455

As of April 30, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International High Yield Bond	$46,759,808	$35,213	$(6,613,017)	$(6,577,804)
J.P. Morgan EM Corporate Bond	181,009,933	1,700,527	(12,091,875)	(10,391,348)
J.P. Morgan EM High Yield Bond	350,377,142	289,425	(72,026,663)	(71,737,238)
J.P. Morgan EM Local Currency Bond	407,055,524	3,104,738	(69,616,617)	(66,511,879)
US & Intl High Yield Corp Bond	158,710,971	1,007,329	(16,195,963)	(15,188,634)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/20		Year Ended 10/31/19

iShares ETF	Shares	Amount	Shares	Amount

International High Yield Bond
Shares sold	100,000	$5,097,119	—	$—
Shares redeemed	—	—	(500,000)	(24,764,950)

Net increase (decrease)	100,000	$5,097,119	(500,000)	$(24,764,950)

J.P. Morgan EM Corporate Bond
Shares sold	1,050,000	$54,240,827	1,800,000	$90,269,497
Shares redeemed	(950,000)	(44,024,378)	(50,000)	(2,546,329)

Net increase	100,000	$10,216,449	1,750,000	$87,723,168

J.P. Morgan EM High Yield Bond
Shares sold	3,250,000	$154,618,816	1,800,000	$83,994,813
Shares redeemed	(3,150,000)	(126,907,505)	(3,450,000)	(155,217,342)

Net increase (decrease)	100,000	$27,711,311	(1,650,000)	$(71,222,529)

J.P. Morgan EM Local Currency Bond
Shares sold	1,200,000	$54,117,693	8,400,000	$376,361,928
Shares redeemed	(4,000,000)	(163,404,479)	(6,400,000)	(281,943,708)

Net increase (decrease)	(2,800,000)	$(109,286,786)	2,000,000	$94,418,220

US & Intl High Yield Corp Bond
Shares sold	300,000	$14,834,926	600,000	$29,090,655
Shares redeemed	(800,000)	(36,061,593)	(1,400,000)	(65,168,541)

Net decrease	(500,000)	$(21,226,667)	(800,000)	$(36,077,886)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. Plaintiff may choose to petition the U.S. Supreme Court for further review.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Directors (the “Board”) of iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF (formerly the iShares Emerging Markets High Yield Bond ETF), iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	71

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
International High Yield Bond(a)	$0.609723	$—	$0.009175	$0.618898	99%	—%	1%		100%
J.P. Morgan EM Corporate Bond	1.078856	—	—	1.078856	100	—	—		100
J.P. Morgan EM High Yield Bond(a)	1.433680	—	0.000551	1.434231	100	—	0	(b)	100
J.P. Morgan EM Local Currency Bond(a)	1.778911	—	0.148181	1.927092	92	—	8		100
US & Intl High Yield Corp Bond	1.010502	—	—	1.010502	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	73

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	ChineseYuan

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., Markit Indices Limited or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1002-0420

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:        July 02, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date:        July 02, 2020

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:        July 02, 2020